UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR/A

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-04015

Eaton Vance Mutual Funds Trust
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts			02109
(Address of principal executive offices)			(Zip code)

Maureen A. Gemma The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2008

This Form N-CSR/A amends Form N-CSR of the registrant for the semiannual reporting period ended June 30, 2008 filed with the Securities and Exchange Commission on August 22, 2008. The purpose of the amendment is to correct the Rating Distribution pie chart and table on page 3 of the Eaton Vance AMT-Free Municipal Bond Fund’s semiannual report dated June 30, 2008.

Item 1. Reports to Stockholders

Semiannual Report June 30, 2008

EATON VANCE
AMT-FREE
MUNICIPAL
BOND
FUND

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS, AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance AMT-Free Municipal Bond Fund as of June 30, 2008

INVESTMENT UPDATE

Economic and Market Conditions

Cynthia J. Clemson

Portfolio Manager

Economic growth in the first quarter of 2008 measured 0.9%, according to Commerce Department data reported in May 2008, following the 0.6% growth rate achieved in the fourth quarter of 2007. The housing sector continued to struggle in the first half of 2008 due to market concerns related to subprime mortgages. Although the weaker dollar was having a beneficial effect on export-related industries, tourism, and U.S.-based multinational companies, consumers started to curtail spending as food and energy costs continued to climb, according to the U.S. Commerce Department, and consumer confidence levels fell to 25-year lows, according to University of Michigan data.

On March 16, 2008, the Federal Reserve (the “Fed”) took extraordinary actions to support orderly market functioning after it learned that Bear Stearns faced a liquidity crisis which could have triggered a wider market crisis. In addition to approving a financing arrangement to support JPMorgan Chase’s acquisition of Bear Stearns, the Fed created a new lending facility that expanded the potential collateral it would accept from member banks and extended the new lending facility to securities firms. Through June 30, 2008, the Federal Funds Rate has been lowered by a total of 325 basis points (3.25%) since September 18, 2007, to 2.00% from 5.25%, and the Discount Rate, the rate at which the Fed lends to banks and securities firms, has been lowered by a total of 400 basis points (4.00%) since August 17, 2007, to 2.25% from 6.25%. Management believes that the Fed’s actions have been aimed at providing market liquidity during the period of extreme uncertainty and tight credit conditions that first surfaced in August 2007.

Management Discussion

The Fund invests primarily in bonds with stated maturities of 10 years or longer, as longer-maturity bonds historically have provided greater tax-exempt income for investors than shorter-maturity bonds.

Relative to its benchmark, the Lehman Brothers Municipal Bond Index – a broad-based, unmanaged index of municipal bonds – the Fund underperformed for the six months ended June 30, 2008.(2) Management believes that much of the underperformance can be attributed to the broader-based credit crisis that has shaken the fixed-income markets since August 2007, which led investors to move their capital into the Treasury market, particularly in shorter-maturity bonds. This move was originally driven by uncertainty surrounding financial companies’ exposure to mortgage-backed collateralized debt obligations (CDOs). More recently, the municipal bond market has been impacted by the downgrade of major municipal bond insurers due to their exposure to mortgage-related CDO debt. As a result of an active management style that focuses on income and longer call protection, the Fund generally holds longer-duration bonds. Although the municipal bond market stabilized and the Fund’s performance improved from March 2008 through June 2008, management believes that investors’ flight to shorter-maturity uninsured bonds from longer-maturity insured bonds, which took place from September 2007 through February 2008, resulted in the Fund’s relative underperformance for the period.

Eaton Vance AMT-Free Municipal Bond Fund

Total Return performance 12/31/07 - 6/30/08

Class A(1)	-2.18%
Class B(1)	-2.60
Class C(1)	-2.59
Class I(1)	-2.07
Lehman Brothers Municipal Bond Index(2)	0.02
Lipper General Municipal Debt Funds Average(2)	-0.76

See page 3 for more performance information.

(1)      These returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. Class I shares are offered to certain investors at net asset value. If sales charges were deducted, the returns would be lower.

(2)      It is not possible to invest directly in an Index or a Lipper Classification. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. The Lipper total return is the average total return, at net asset value, of the funds that are in the same Lipper Classification as the Fund.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

1

The ratio of yields on current coupon AAA-rated insured bonds to the yield on 30-year Treasury bonds was 112% as of June 30, 2008, with many individual bonds trading higher than 112%.† Management believes that this was the result of dislocation in the fixed-income marketplace caused by fears of subprime contagion, insurance companies’ mark-to-market risks and the decentralized nature of the municipal marketplace. Historically, this is a rare occurrence in the municipal bond market and is generally considered a signal that municipal bonds are significantly undervalued compared to Treasuries.

With this backdrop, management continues to manage all of its municipal funds and trusts with the same relative value approach that it has traditionally employed – maintaining a long-term perspective when markets exhibit extreme short-term volatility. We believe this approach has provided excellent long-term benefits to our investors over time.

†   Source: Bloomberg L.P. Yields are a compilation of a representative variety of general obligations and are not necessarily representative of the Fund’s yield.

The views expressed throughout this report are those of the portfolio manager and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund. Portfolio information provided in the report may not be representative of the Fund’s current or future investments and may change due to active management.

2

Eaton Vance AMT-Free Municipal Bond Fund as of June 30, 2008

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

Fund Performance(1)	Class A	Class B	Class C	Class I
Share Class Symbol	ETMBX	EBMBX	ECMBX	EVMBX
Average Annual Total Returns (at net asset value)
Six Months	-2.18%	-2.60%	-2.59%	-2.07%
One Year	-2.94	-3.65	-3.65	-2.66
Five Years	3.49	2.75	N.A.	3.76
Ten Years	4.34	3.61	N.A.	4.58
Life of Fund†	4.40	3.54	0.53	6.77

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
Six Months	-6.84%	-7.38%	-3.55%	-2.07%
One Year	-7.53	-8.31	-4.58	-2.66
Five Years	2.48	2.41	N.A.	3.76
Ten Years	3.84	3.61	N.A.	4.58
Life of Fund†	3.91	3.54	0.53	6.77

†Inception dates: Class A: 1/6/98; Class B: 1/14/98; Class C: 5/2/06; Class I: 3/16/78.

Total Annual Operating Expenses (2)	Class A	Class B	Class C	Class I
	1.09%	1.84%	1.83%	0.84%

Distribution Rates/Yields	Class A	Class B	Class C	Class I
Distribution Rate(3)	4.41%	3.62%	3.61%	4.67%
Taxable-Equivalent Distribution Rate (3),(4)	6.78	5.57	5.55	7.18
SEC 30-day Yield (5)	4.60	4.07	4.06	5.09
Taxable-Equivalent SEC 30-day Yield (4),(5)	7.08	6.26	6.25	7.83

Index Performance(6)

Lehman Brothers Municipal Bond Index – Average Annual Total Returns
Six Months	0.02%
One Year	3.23
Five Years	3.52
Ten Years	4.90

Lipper Averages(7)

Lipper General Municipal Debt Funds Classification – Average Annual Total Returns
Six Months	-0.76%
One Year	0.55
Five Years	2.66
Ten Years	3.76

Portfolio Manager: Cynthia J. Clemson

Rating Distribution*(8)

By total investments

*    The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution at June 30, 2008 is as follows, and the average rating is AA-:

AAA	37.7%
AA	30.9%
A	16.5%
BBB	6.9%
BB	1.4%
B	0.3%
CCC	0.6%
Non-Rated	5.7%

Fund Statistics(9)

•	Number of Issues:	213
•	Average Maturity:	27.1 years
•	Average Effective Maturity:	24.3 years
•	Average Call Protection:	10.5 years
•	Average Dollar Price:	$91.88

(1) Average Annual Total Returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 4.75% sales charge. SEC Average Annual Total Returns for Class B shares reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC Average Annual Total Returns for Class C shares reflect a 1% CDSC for the first year. Class I shares are not subject to a sales charge.

(2) Source: Prospectus dated 5/1/08. Includes interest expense of 0.31% relating to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with inverse floater securities transactions by the Fund. The Fund also records offsetting interest income relating to the municipal obligations underlying such transactions, and as a result net asset value and performance have not been affected by this expense.

(3) The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value.

(4) Taxable-equivalent figures assume a maximum 35.0% federal income tax rate. A lower tax rate would result in lower tax-equivalent figures.

(5) The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

(6) It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month-end only.

(7) The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper General Municipal Debt Funds Classification contained 244, 235, 210 and 153 funds for the 6-month, 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month-end only.

(8) Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund.

(9) Fund holdings information excludes securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

3

Eaton Vance AMT-Free Municipal Bond Fund as of June 30, 2008

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2008 – June 30, 2008).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Eaton Vance AMT-Free Municipal Bond Fund

	Beginning Account Value (1/1/08)	Ending Account Value (6/30/08)	Expenses Paid During Period* (1/1/08 – 6/30/08)
Actual
Class A	$1,000.00	$978.20	$5.16
Class B	$1,000.00	$974.00	$8.83
Class C	$1,000.00	$974.10	$8.83
Class I	$1,000.00	$979.30	$3.94
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.60	$5.27
Class B	$1,000.00	$1,015.90	$9.02
Class C	$1,000.00	$1,015.90	$9.02
Class I	$1,000.00	$1,020.90	$4.02

* Expenses are equal to the Fund's annualized expense ratio of 1.05% for Class A shares, 1.80% for Class B shares, 1.80% for Class C shares and 0.80% for Class I shares, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2007.

4

Eaton Vance AMT-Free Municipal Bond Fund as of June 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 109.6%
Principal Amount (000's omitted)	Security	Value
Education — 6.2%
$10,000	Georgia Private Colleges and Universities Authority, (Emory University), 5.00%, 9/1/38(1)	$10,134,700
14,250	Houston, TX, Higher Educational Finance Corp., (Rice University), 4.50%, 11/15/37	13,387,732
1,375	Massachusetts Development Finance Agency, (Boston University), 5.45%, 5/15/59	1,338,040
9,900	Massachusetts Health and Educational Facilities Authority, (Berklee College), 5.00%, 10/1/37	9,749,619
2,500	Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.125%, 7/15/37	2,537,000
15,435	New Jersey Educational Facilities Authority, (Princeton University), 4.50%, 7/1/37(1)	15,140,902
4,585	New York Dormitory Authority, (Vassar College), 4.25%, 7/1/39	4,116,413
		$56,404,406
Electric Utilities — 3.1%
$5,000	North Carolina Municipal Power Agency No. 1, (Catawba Electric), 5.50%, 1/1/14	$5,249,500
2,505	Puerto Rico Electric Power Authority, 5.00%, 7/1/25	2,468,352
2,100	Sabine River Authority, TX, (TXU Energy Co. LLC), 5.20%, 5/1/28	1,504,356
14,175	Salt River Project, AZ, Agricultural Improvements and Power District, 5.00%, 1/1/38	14,410,872
2,000	Sam Rayburn, TX, Municipal Power Agency, 6.00%, 10/1/21	2,030,080
2,435	San Antonio, TX, Electric and Natural Gas, 4.50%, 2/1/21	2,435,609
		$28,098,769
Escrowed / Prerefunded — 3.4%
$3,000	Allegheny County, PA, Industrial Development Authority, (Residential Resources, Inc.), Prerefunded to 9/1/11, 6.50%, 9/1/21	$3,298,350
8,150	Dawson Ridge, CO, Metropolitan District #1, Escrowed to Maturity, 0.00%, 10/1/22	4,151,039
10,000	Foothill/Eastern, CA, Transportation Corridor Agency, Escrowed to Maturity, 0.00%, 1/1/18	6,637,400
1,000	Maricopa County, AZ, Industrial Development Authority, (Place Five and The Greenery), Escrowed to Maturity, 8.625%, 1/1/27	1,012,140
5,500	Massachusetts Turnpike Authority, Escrowed to Maturity, 5.00%, 1/1/20(2)	5,889,840

Principal Amount (000's omitted)	Security	Value
Escrowed / Prerefunded (continued)
$2,500	San Joaquin Hills, CA, Transportation Corridor Agency, Toll Road Bonds, Escrowed to Maturity, 0.00%, 1/1/14	$2,027,875
6,000	Savannah, GA, Economic Development Authority, Escrowed to Maturity, 0.00%, 12/1/21	3,212,460
625	Sullivan County, TN, Health, Education and Housing Facility Board, (Wellmont Health System), Prerefunded to 9/1/12, 6.25%, 9/1/22	696,462
375	Sullivan County, TN, Health, Education and Housing Facility Board, (Wellmont Health System), Prerefunded to 9/1/12, 6.25%, 9/1/22	417,877
3,000	Tobacco Settlement Financing Corp., NJ, Prerefunded to 6/1/13, 6.75%, 6/1/39(1)	3,437,460
135	Willacy County, TX, Local Government Corp., Escrowed to Maturity, 6.00%, 3/1/09	138,353
		$30,919,256
General Obligations — 7.3%
$2,380	California, 5.50%, 11/1/33	$2,433,836
10,000	Clark County, NV, 5.00%, 6/1/38(3)	10,093,100
2,000	Florida Board of Public Education, Variable Rate, 17.905%, 6/1/37(4)(5)	2,148,140
12,270	Georgia, 2.00%, 8/1/27	7,983,475
5,000	Harlandale, TX, Independent School District, 4.75%, 8/15/40	4,808,600
12,000	Irving, TX, Independent School District, (PSF), 4.75%, 2/15/38	11,610,240
13,990	San Francisco, CA, Bay Area Rapid Transit District, (Election of 2004), 4.75%, 8/1/37	13,751,191
4,000	South Carolina, 3.25%, 8/1/30	3,170,600
10,000	Texas (Transportation Commission-Mobility Fund), 4.50%, 4/1/33	9,511,900
		$65,511,082
Health Care-Miscellaneous — 0.4%
$200	Suffolk County, NY, Industrial Development Agency, Civic Facility Revenue, (Alliance of Long Island Agencies), Series A, Class B, 7.50%, 9/1/15	$205,380
110	Suffolk County, NY, Industrial Development Agency, Civic Facility Revenue, (Alliance of Long Island Agencies), Series A, Class D, 7.50%, 9/1/15	112,959
100	Suffolk County, NY, Industrial Development Agency, Civic Facility Revenue, (Alliance of Long Island Agencies), Series A, Class E, 7.50%, 9/1/15	102,690
333	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 6.00%, 12/1/36(4)	340,436

See notes to financial statements
5

Eaton Vance AMT-Free Municipal Bond Fund as of June 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Health Care-Miscellaneous (continued)
$1,108	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), Series 1, 5.50%, 12/1/36(4)	$1,131,592
1,319	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), Series 2, 5.50%, 12/1/36(4)	1,347,272
		$3,240,329
Hospital — 11.9%
$3,280	California Health Facilities Financing Authority, (Kaiser Permanente), 5.00%, 4/1/37	$3,087,005
1,410	California Statewide Communities Development Authority, (Catholic Healthcare West), 5.50%, 7/1/30	1,418,953
1,875	California Statewide Communities Development Authority, (Catholic Healthcare West), 5.50%, 7/1/31	1,882,912
785	California Statewide Communities Development Authority, (Catholic Healthcare West), 5.625%, 7/1/35	788,870
2,000	California Statewide Communities Development Authority, (John Muir Health), 5.00%, 8/15/36	1,904,260
3,760	California Statewide Communities Development Authority, (Kaiser Permanente), 5.00%, 3/1/41	3,541,018
500	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.00%, 2/15/25	464,205
1,080	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.00%, 2/15/35	937,224
1,000	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.25%, 2/15/27	945,410
980	Chautauqua County, NY, Industrial Development Agency, (Women's Christian Association), 6.40%, 11/15/29	949,022
1,590	Highlands County, FL, Health Facilities Authority, (Adventist Health System), 5.25%, 11/15/36	1,530,916
3,000	Knox County, TN, Health, Educational & Housing Facilities Board, (Covenant Health), 0.00%, 1/1/38	471,690
10,410	Knox County, TN, Health, Educational & Housing Facilities Board, (Covenant Health), 0.00%, 1/1/42	1,245,036
800	Louisiana Public Facilities Authority, (Ochsner Clinic Foundation), Prerefunded to 5/15/26, 5.50%, 5/15/32	893,816
4,150	Maricopa County, AZ, Industrial Development Authority, (Catholic Healthcare), 5.50%, 7/1/26	4,179,465
7,510	Maryland Health and Higher Educational Facilities Authority, (Peninsula Regional Medical Center), 5.00%, 7/1/36	7,257,514
5,890	Massachusetts Health and Educational Facilities Authority, (Dana-Farber Cancer Institute), 5.25%, 12/1/27	6,041,903

Principal Amount (000's omitted)	Security	Value
Hospital (continued)
$10,885	Massachusetts Health and Educational Facilities Authority, (Partners Healthcare Systems), 5.00%, 7/1/47	$10,846,032
5,000	Michigan Hospital Finance Authority, (Henry Ford Health System), 5.00%, 11/15/38	4,656,950
8,845	Michigan Hospital Finance Authority, (McLaren Healthcare), 5.00%, 8/1/35	8,254,862
7,710	New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), 4.75%, 7/1/28(1)	7,740,583
1,865	New York Dormitory Authority, (NYU Hospital Center), 5.625%, 7/1/37	1,782,213
2,870	New York Dormitory Authority, (Orange Regional Medical Center), 6.125%, 12/1/29	2,836,450
5,745	New York Dormitory Authority, (Orange Regional Medical Center), 6.25%, 12/1/37	5,702,602
1,575	Oneida County, NY, Industrial Development Agency, (St. Elizabeth Medical Center), 5.75%, 12/1/19	1,514,410
1,100	San Benito, CA, Health Care District, 5.40%, 10/1/20	1,039,093
9,245	Tarrant County, TX, Cultural Education Facilities Finance Corp., (Texas Health Resources), 5.00%, 11/15/42	8,738,097
17,620	Tarrant County, TX, Cultural Education Facilities Finance Corp., (Texas Health Resources), 5.00%, 11/15/47	16,490,206
		$107,140,717
Housing — 0.9%
$1,000	Capital Trust Agency, FL, (Atlantic Housing Foundation), 5.30%, 7/1/35	$849,880
1,020	Capital Trust Agency, FL, (Atlantic Housing Foundation), 5.35%, 7/1/40	858,667
1,240	Florida Capital Projects Finance Authority, Student Housing Revenue, (Florida University), Prerefunded to 8/15/10, 7.75%, 8/15/20	1,376,388
2,500	Georgia Private Colleges and Universities Authority, Student Housing Revenue, (Mercer Housing Corp.), 6.00%, 6/1/31	2,535,500
1,230	Lake Creek, CO, (Affordable Housing Corp.), 6.25%, 12/1/23	1,245,129
1,040	North Little Rock, AR, Residential Housing Facilities, (Parkstone Place), 6.50%, 8/1/21	1,040,062
285	Texas Student Housing Corp., (University of North Texas), 9.375%, 7/1/09(6)	273,814
		$8,179,440
Industrial Development Revenue — 5.0%
$3,500	Brazos River, TX, Harbor Navigation District, (Dow Chemical Co. Project), 4.95%, 5/15/33	$3,046,295
5,000	Chicago, IL, O'Hare International Airport, (American Airlines, Inc.), 5.50%, 12/1/30	2,359,000

See notes to financial statements
6

Eaton Vance AMT-Free Municipal Bond Fund as of June 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Industrial Development Revenue (continued)
$890	Hardeman County, TN, (Correctional Facilities Corp.), 7.75%, 8/1/17	$893,471
8,930	Liberty Development Corp., NY, (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	9,205,490
6,500	Liberty Development Corp., NY, (Goldman Sachs Group, Inc.), 5.25%, 10/1/35(1)	6,700,655
2,180	Liberty Development Corp., NY, (Goldman Sachs Group, Inc.), 5.50%, 10/1/37	2,321,962
2,500	Nez Perce County, ID, PCR, (Potlach Corp.), 7.00%, 12/1/14	2,617,200
2,450	Port Camas-Washougan, WA, (James River), 6.70%, 4/1/23	2,340,485
17,175	St. John Baptist Parish, LA, (Marathon Oil Corp.), 5.125%, 6/1/37	15,449,428
		$44,933,986
Insured-Education — 3.8%
$23,000	Alabama Public School and College Authority, (FSA), 2.50%, 12/1/27	$16,111,500
6,265	Alabama State University, (XLCA), 4.625%, 8/1/36	5,692,880
6,385	College of Charleston, SC, Higher Education Facility, (XLCA), 4.50%, 4/1/37	5,800,964
6,500	University of Hawaii, (MBIA), 3.50%, 7/15/27	5,140,915
1,750	Virginia College Building Authority, (Washington and Lee University), (MBIA), 5.25%, 1/1/31	1,871,170
		$34,617,429
Insured-Electric Utilities — 4.7%
$1,835	Burlington, KS, PCR, (Kansas Gas & Electric Co.), (MBIA), 5.30%, 6/1/31	$1,820,485
25,000	Illinois Municipal Electric Agency Power Supply, (FGIC), 5.00%, 2/1/35	23,867,500
10,720	Missouri Joint Municipal Electric Utility Commission, (AMBAC), 4.50%, 1/1/37	9,611,016
6,760	New York Power Authority, (MBIA), 4.50%, 11/15/47	6,241,305
2,865	Ohio Municipal Electric Generation Agency, (MBIA), 0.00%, 2/15/29	904,309
		$42,444,615
Insured-General Obligations — 11.5%
$10,000	California, (AGC), 5.00%, 11/1/37(1)	$10,073,560
5,400	Connecticut, (AMBAC), 5.25%, 6/1/19(1)	5,888,898
29,940	District of Columbia, (FGIC), 4.75%, 6/1/33	28,348,689
5,000	Frisco, TX, Independent School District, (FSA), 4.00%, 8/15/40	4,169,600

Principal Amount (000's omitted)	Security	Value
Insured-General Obligations (continued)
$6,875	Los Angeles, CA, Unified School District, (Election of 2005), (FSA), 4.75%, 7/1/32(1)	$6,816,700
3,385	McKay Landing, CO, Metropolitan District No. 2, (AMBAC), 4.25%, 12/1/36	2,955,545
2,340	Merced, CA, Union High School District, (FGIC), 0.00%, 8/1/20	1,246,424
1,865	Montgomery County, TX, (Municipal Utility District No. 46 Waterworks and Sewer), (AMBAC), 4.00%, 3/1/30	1,584,635
1,935	North Las Vegas, NV, Wastewater Reclamation System, (MBIA), 4.25%, 10/1/33	1,715,339
5,000	St. Louis, MO, Board of Education, (FSA), 0.00%, 4/1/15	3,780,100
21,535	Texas (Transportation Commission-Mobility Fund), (FGIC), 4.50%, 4/1/35	20,074,712
15,000	Washington, (FSA), 5.00%, 7/1/25	15,458,700
1,865	Yuma and La Paz Counties, AZ, Community College District, (Arizona Western College), (MBIA), 3.75%, 7/1/31	1,489,669
		$103,602,571
Insured-Hospital — 3.4%
$5,580	California Statewide Communities Development Authority, (Kaiser Permanente), (BHAC), 5.00%, 3/1/41	$5,544,009
8,470	Harrisonburg, VA, Industrial Development Authority, (Rockingham Memorial Hospital), (AMBAC), 4.50%, 8/15/36	7,679,664
595	Maryland Health and Higher Educational Facilities Authority, (Lifebridge Health), (AGC), 4.75%, 7/1/38	575,597
8,500	Maryland Health and Higher Educational Facilities Authority, (Lifebridge Health), (AGC), 4.75%, 7/1/42(1)	8,235,395
3,780	Maryland Health and Higher Educational Facilities Authority, (Medlantic/Helix Issue), (AMBAC), 5.25%, 8/15/38	3,819,917
2,400	Maryland Health and Higher Educational Facilities Authority, (Medlantic/Helix Issue), (FSA), 5.25%, 8/15/38(1)	2,547,160
2,465	New Jersey Health Care Facilities Financing Authority, (Meridian Health Center), (AGC), 5.00%, 7/1/38	2,470,768
		$30,872,510
Insured-Lease Revenue / Certificates of Participation — 2.2%
$10,000	Anaheim, CA, Public Financing Authority, Lease Revenue, (FSA), 0.00%, 9/1/31	$2,812,900
6,680	Hudson Yards, NY, Infrastructure Corp., (MBIA), 4.50%, 2/15/47	6,019,548
625	New River Valley, VA, Regional Jail Authority, (MBIA), 4.75%, 10/1/38	596,037
2,400	Saint Louis, MO, Industrial Development Authority, (Convention Center Hotel), (AMBAC), 0.00%, 7/15/19	1,369,656

See notes to financial statements
7

Eaton Vance AMT-Free Municipal Bond Fund as of June 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Lease Revenue / Certificates of Participation (continued)
$9,000	San Diego County, CA, Water Authority, (FSA), 5.00%, 5/1/38	$9,104,040
		$19,902,181
Insured-Other Revenue — 2.7%
$6,850	Golden State Tobacco Securitization Corp., CA, (Tobacco Settlement Revenue), (AGC), 5.00%, 6/1/45	$6,702,862
10,000	Golden State Tobacco Securitization Corp., CA, (Tobacco Settlement Revenue), (FGIC), 5.00%, 6/1/38	9,395,100
10,600	Harris County-Houston, TX, Sports Authority, (MBIA), 0.00%, 11/15/34	2,148,620
5,200	Massachusetts Development Finance Agency, (WGBH Educational Foundation), (AMBAC), 5.75%, 1/1/42	5,933,252
		$24,179,834
Insured-Special Tax Revenue — 6.7%
$6,000	Ceres, CA, Redevelopment Agency, (Ceres Redevelopment Project Area No. 1), (AMBAC), 4.00%, 11/1/31	$4,955,160
4,000	Hamilton County, OH, Sales Tax, (AMBAC), 0.00%, 12/1/22	1,918,760
29,030	Louisiana Gas and Fuels Tax, (FSA), 4.75%, 5/1/39(7)	28,204,387
1,520	Massachusetts Bay Transportation Authority, (MBIA), 4.00%, 7/1/33	1,299,782
3,400	New York Convention Center Development Corp., Hotel Occupancy Tax, (AMBAC), 4.75%, 11/15/45	3,241,220
7,000	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/34	1,629,110
29,325	Puerto Rico Sales Tax Financing, (AMBAC), 0.00%, 8/1/54	2,035,448
5,420	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/44	695,874
10,755	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/45	1,301,678
8,590	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/46	978,487
4,600	San Jose, CA, Redevelopment Agency, (Merged Area), (XLCA), 4.25%, 8/1/36	3,810,686
10,125	Utah Transportation Authority, Sales Tax Revenue, (FSA), 4.75%, 6/15/32	9,996,412
		$60,067,004
Insured-Transportation — 12.7%
$4,175	Alabama State Dock Authority, (MBIA), 4.50%, 10/1/36	$3,784,554
30,000	Alameda, CA, Corridor Transportation Authority, (MBIA), 0.00%, 10/1/31	8,573,100

Principal Amount (000's omitted)	Security	Value
Insured-Transportation (continued)
$10,000	Chicago, IL, (O'Hare International Airport), (FSA), 4.75%, 1/1/34	$9,740,300
8,225	Chicago, IL, (O'Hare International Airport), (FSA), 5.00%, 1/1/38	8,187,247
7,120	E-470 Public Highway Authority, CO, (MBIA), 0.00%, 9/1/39	1,055,184
14,735	Fairfax County, VA, Economic Development Authority, (Route 28 Project), (MBIA), 4.25%, 4/1/37	13,315,725
3,810	Maryland Transportation Authority, (FSA), 4.50%, 7/1/41	3,591,573
15,000	Maryland Transportation Authority, (FSA), 5.00%, 7/1/37	15,283,800
8,440	Metropolitan Atlanta Rapid Transit Authority, GA, (FSA), 5.00%, 7/1/34(1)	8,599,305
5,215	Minneapolis and St. Paul, MN, Metropolitan Airports Commission, (FGIC), 4.50%, 1/1/32	4,664,505
1,930	Ohio Turnpike Commission, (FGIC), 5.50%, 2/15/26	2,108,660
1,585	Pima County, AZ, Street and Highway Revenue, (AMBAC), 3.25%, 7/1/21	1,361,198
11,080	Port Authority of New York and New Jersey, (FSA), 5.00%, 8/15/33	11,348,579
7,425	Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/36	7,737,518
9,500	Puerto Rico Highway and Transportation Authority, (FSA), 5.25%, 7/1/32(1)	9,925,173
10,000	Texas Turnpike Authority, (Central Texas Turnpike System), (AMBAC), 0.00%, 8/15/21	4,950,100
		$114,226,521
Insured-Water and Sewer — 3.3%
$11,635	El Paso, TX, Water and Sewer Revenue, (MBIA), 4.75%, 3/1/27	$11,619,991
1,910	Limestone County, AL, Water and Sewer, (XLCA), 4.25%, 12/1/32	1,600,236
8,000	Louisville and Jefferson County, KY, Metropolitan Sewer District and Drainage System, (AGC), 4.25%, 5/15/38	7,062,720
1,855	Marysville, OH, Wastewater Treatment System, (XLCA), 4.75%, 12/1/46	1,623,867
4,795	New York, NY, Municipal Water Finance Authority, (FSA), 4.50%, 6/15/39	4,518,568
3,490	San Francisco, CA, City and County Public Utilities Commission, (FSA), 4.25%, 11/1/33	3,155,134
		$29,580,516
Insured-Water Revenue — 1.6%
$13,990	Massachusetts Water Resource Authority, (FSA), 4.50%, 8/1/46	$12,821,415

See notes to financial statements
8

Eaton Vance AMT-Free Municipal Bond Fund as of June 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Water Revenue (continued)
$2,000	Seattle, WA, Water System, (FSA), 4.50%, 2/1/37	$1,873,480
		$14,694,895
Nursing Home — 0.5%
$1,050	Massachusetts Industrial Finance Agency, (Age Institute of Massachusetts), 8.05%, 11/1/25	$1,058,011
1,030	Montgomery, PA, Industrial Development Authority, (Advancement of Geriatric Health Care Institute), 8.375%, 7/1/23	1,030,948
2,000	Orange County, FL, Health Facilities Authority, (Westminster Community Care), 6.60%, 4/1/24	2,012,140
		$4,101,099
Other Revenue — 3.9%
$1,000	Barona, CA, (Band of Mission Indians), 8.25%, 1/1/20(4)	$1,004,310
48,810	Buckeye Tobacco Settlement Financing Authority, OH, 0.00%, 6/1/47	2,392,666
5,265	Buckeye Tobacco Settlement Financing Authority, OH, 5.875%, 6/1/47	4,404,488
1,220	Central Falls, RI, Detention Facility Revenue, 7.25%, 7/15/35	1,239,923
1,585	Golden State Tobacco Securitization Corp., CA, 5.75%, 6/1/47	1,348,883
5,000	Golden State Tobacco Securitization Corp., CA, Prerefunded to 6/1/13, 5.50%, 6/1/33(1)	5,390,300
7,805	Michigan Tobacco Settlement Finance Authority, 6.00%, 6/1/48	6,706,056
1,000	Mohegan Tribe Indians Gaming Authority, CT, (Public Improvements), 6.25%, 1/1/21(4)	972,580
2,300	Northern Tobacco Securitization Corp., AK, 0.00%, 6/1/46	120,957
400	Otero County, NM, (Jail Project) 5.50%, 4/1/13	388,984
740	Otero County, NM, (Jail Project) 5.75%, 4/1/18	708,779
150	Otero County, NM, (Jail Project) 6.00%, 4/1/23	141,915
285	Otero County, NM, (Jail Project) 6.00%, 4/1/28	259,435
2,735	Salt Verde, AZ, Financial Corporation, Senior Gas Revenue, 5.00%, 12/1/37	2,393,070
846	Santa Fe, NM, (Crow Hobbs), 8.50%, 9/1/16	847,428
2,345	Tobacco Settlement Financing Corp., NJ, 5.00%, 6/1/41	1,775,634
12,555	Tobacco Settlement Financing Corp., VA, 0.00%, 6/1/47	634,153
1,530	Tobacco Settlement Financing Corp., VA, Prerefunded to 6/1/15, 5.625%, 6/1/37(1)	1,680,873
2,390	White Earth Band of Chippewa Indians, MN, 6.375%, 12/1/26(4)	2,087,163

Principal Amount (000's omitted)	Security	Value
Other Revenue (continued)
$410	Willacy County, TX, Local Government Corp., 6.00%, 9/1/10	$407,073
		$34,904,670
Senior Living / Life Care — 1.8%
$1,375	Albuquerque, NM, Retirement Facilities, (La Vida Liena Retirement Center), 6.60%, 12/15/28	$1,364,137
3,300	Colorado Health Facilities Authority, (Covenant Retirement Communities, Inc.), 5.00%, 12/1/35	2,743,191
1,885	Fairfax County, VA, Economic Development Authority, (Goodwin House, Inc.), 5.125%, 10/1/37	1,704,191
3,125	Fairfax County, VA, Economic Development Authority, (Goodwin House, Inc.), 5.125%, 10/1/42	2,763,188
1,500	Kansas City, MO, Industrial Development Authority, (Kingswood United Methodist Manor), 5.875%, 11/15/29	1,328,535
2,725	Maryland Health and Higher Educational Facilities Authority, (King Farm Presbyterian Community), 5.00%, 1/1/17	2,582,919
1,500	New Jersey Economic Development Authority, (Fellowship Village), 5.50%, 1/1/25	1,455,705
1,490	North Miami, FL, Health Care Facilities Authority, (Imperial Club), 6.125%, 1/1/42	1,325,802
980	St. Paul, MN, Housing and Redevelopment, (Care Institute, Inc. - Highland), 8.75%, 11/1/24(8)	920,779
		$16,188,447
Special Tax Revenue — 5.4%
$2,500	Baltimore, MD, (Clipper Mill), 6.25%, 9/1/33	$2,415,300
750	Baltimore, MD, (Strathdale Manor), 7.00%, 7/1/33	769,328
1,465	Bell Mountain Ranch, CO, Metropolitan District, 6.625%, 11/15/25	1,466,128
1,250	Bridgeville, DE, (Heritage Shores Special Development District), 5.45%, 7/1/35	1,037,963
1,000	Capistrano, CA, Unified School District, 6.00%, 9/1/33	989,020
2,000	Cleveland-Cuyahoga County, OH, Port Authority, 7.00%, 12/1/18	2,110,400
1,500	Frederick County, MD, Urbana Community Development Authority, 6.625%, 7/1/25	1,506,900
110	Heritage Harbor, FL, South Community Development District, (Capital Improvements), 5.25%, 11/1/08	109,945
1,410	Lincoln, CA, Public Financing Authority, Improvement Bond Act of 1915, (Twelve Bridges), 6.20%, 9/2/25	1,422,535
5,000	New Jersey Economic Development Authority, (Cigarette Tax), 5.75%, 6/15/34	4,868,450
6,155	New York, NY, Transitional Finance Authority, 4.50%, 1/15/38	5,745,385
1,200	New York, NY, Transitional Finance Authority, 4.75%, 11/1/23	1,211,976

See notes to financial statements
9

Eaton Vance AMT-Free Municipal Bond Fund as of June 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Special Tax Revenue (continued)
$19,420	Puerto Rico Sales Tax Financing, 5.25%, 8/1/57	$19,182,882
2,455	River Hall, FL, Community Development District, (Capital Improvements), 5.45%, 5/1/36	1,892,216
3,300	Scottsdale, AZ, (Municipal Property Corp.), 4.50%, 7/1/32	3,205,620
1,000	Tiverton, RI, Obligation Tax Increment, (Mount Hope Bay Village), 6.875%, 5/1/22	1,037,810
		$48,971,858
Transportation — 3.2%
$1,400	Branson, MO, Regional Airport Transportation Development District, 6.00%, 7/1/37	$1,194,410
13,475	Metropolitan Transportation Authority, NY, 4.50%, 11/15/38	12,506,821
15,000	Port Authority of New York and New Jersey, 5.00%, 11/15/37(1)	15,314,400
		$29,015,631
Water and Sewer — 4.0%
$3,075	Massachusetts Water Resources Authority, 4.00%, 8/1/46	$2,530,756
16,200	Metropolitan Water District of Southern California (Waterworks Revenue Authorization), 4.75%, 7/1/36(1)	15,953,436
2,095	New York, NY, Municipal Water Finance Authority, 4.50%, 6/15/32	2,008,916
2,395	New York, NY, Municipal Water Finance Authority, 4.50%, 6/15/38	2,238,175
10,000	Portland, OR, Sewer System Revenue, 4.75%, 6/15/30	10,007,700
3,580	Upper Occoquan, VA, Sewer Authority, 4.50%, 7/1/38	3,356,143
		$36,095,126
Total Tax-Exempt Investments — 109.6% (identified cost $1,014,930,245)		$987,892,892
Other Assets, Less Liabilities — (9.6)%		$(86,606,478)
Net Assets — 100.0%		$901,286,414

AGC  -  Assured Guaranty Corp.

AMBAC  -  AMBAC Financial Group, Inc.

BHAC  -  Berkshire Hathaway Assurance Corp.

FGIC  -  Financial Guaranty Insurance Company

FSA  -  Financial Security Assurance, Inc.

MBIA  -  Municipal Bond Insurance Association

PCR  -  Pollution Control Revenue

PSF  -  Permanent School Fund

XLCA  -  XL Capital Assurance, Inc.

At June 30, 2008, the concentration of the Fund's investments in the various states, determined as a percentage of net assets, is as follows:

California	15.2%
Texas	13.2%
New York	12.6%
Others, representing less than 10% individually	68.6%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2008, 48.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.6% to 19.0% of total investments.

(1)  Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.

(2)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(3)  When-issued security.

(4)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2008, the aggregate value of the securities is $9,031,493 or 1.0% of the Fund's net assets.

(5)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at June 30, 2008.

(6)  Security is in default and making only partial interest payments.

(7)  Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(8)  Security is in default with respect to scheduled principal payments.

See notes to financial statements
10

Eaton Vance AMT-Free Municipal Bond Fund as of June 30, 2008

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of June 30, 2008

Assets
Investments, at value (identified cost, $1,014,930,245)	$987,892,892
Cash	9,695,202
Receivable for investments sold	5,513,404
Receivable for Fund shares sold	2,155,083
Interest receivable	13,482,782
Receivable for daily variation margin on open financial futures contracts	112,625
Receivable for open interest rate swap contracts	335,334
Total assets	$1,019,187,322
Liabilities
Payable for floating rate notes issued	$97,138,000
Payable for when-issued securities	10,243,100
Payable for investments purchased	5,487,019
Payable for Fund shares redeemed	1,743,135
Dividends payable	1,381,809
Interest expense and fees payable	754,477
Payable to affiliate for investment adviser fee	340,921
Payable to affiliate for distribution and service fees	194,370
Payable to affiliate for Trustees' fees	560
Payable for open interest rate swap contracts	501,628
Accrued expenses	115,889
Total liabilities	$117,900,908
Net assets	$901,286,414
Sources of Net Assets
Paid-in capital	$963,817,590
Accumulated net realized loss (computed on the basis of identified cost)	(31,694,678)
Accumulated undistributed net investment income	1,507,482
Net unrealized depreciation (computed on the basis of identified cost)	(32,343,980)
Total	$901,286,414
Class A Shares
Net Assets	$602,700,435
Shares Outstanding	65,657,453
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$9.18
Maximum Offering Price Per Share (100 ÷ 95.25 of $9.18)	$9.64
Class B Shares
Net Assets	$33,247,112
Shares Outstanding	3,644,065
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$9.12
Class C Shares
Net Assets	$49,918,645
Shares Outstanding	5,467,332
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$9.13
Class I Shares
Net Assets	$215,420,222
Shares Outstanding	21,477,619
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$10.03
On sales of $25,000 or more, the offering price of Class A shares is reduced.

* Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

Statement of Operations

For the Six Months Ended
June 30, 2008

Investment Income
Interest	$25,019,814
Total investment income	$25,019,814
Expenses
Investment adviser fee	$1,991,013
Trustees' fees and expenses	6,574
Distribution and service fees Class A	752,199
Class B	175,601
Class C	228,732
Interest expense and fees	1,142,049
Transfer and dividend disbursing agent fees	140,957
Custodian fee	177,250
Registration fees	58,220
Legal and accounting services	35,766
Printing and postage	28,393
Miscellaneous	27,799
Total expenses	$4,764,553
Deduct — Reduction of custodian fee	$103,432
Total expense reductions	$103,432
Net expenses	$4,661,121
Net investment income	$20,358,693
Realized and Unrealized Gain (Loss)
Net realized gain (loss) — Investment transactions (identified cost basis)	$(7,073,820)
Financial futures contracts	5,044,680
Interest rate swap contracts	(2,160,194)
Net realized loss	$(4,189,334)
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$(32,158,973)
Financial futures contracts	(5,978,817)
Interest rate swap contracts	1,592,225
Net change in unrealized appreciation (depreciation)	$(36,545,565)
Net realized and unrealized loss	$(40,734,899)
Net decrease in net assets from operations	$(20,376,206)

See notes to financial statements
11

Eaton Vance AMT-Free Municipal Bond Fund as of June 30, 2008

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
From operations — Net investment income	$20,358,693	$32,681,975
Net realized loss from investment transactions, financial futures contracts and interest rate swap contracts	(4,189,334)	(19,100,319)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and interest rate swap contracts	(36,545,565)	(28,794,870)
Net decrease in net assets from operations	$(20,376,206)	$(15,213,214)
Distributions to shareholders — From net investment income Class A	$(12,888,646)	$(22,142,615)
Class B	(614,193)	(1,402,912)
Class C	(797,176)	(864,485)
Class I	(4,889,978)	(7,876,540)
Total distributions to shareholders	$(19,189,993)	$(32,286,552)
Transactions in shares of beneficial interest — Proceeds from sale of shares Class A	$147,620,701	$441,262,873
Class B	1,037,159	3,083,826
Class C	15,379,620	53,965,578
Class I	49,660,412	170,657,297
Net asset value of shares issued to shareholders in payment of distributions declared Class A	8,843,072	15,079,391
Class B	350,778	799,652
Class C	465,147	548,570
Class I	1,277,859	2,476,059
Cost of shares redeemed Class A	(151,279,660)	(210,475,917)
Class B	(3,314,871)	(7,559,497)
Class C	(13,921,044)	(10,651,063)
Class I	(42,182,197)	(62,811,417)
Net asset value of shares exchanged Class A	875,552	2,371,793
Class B	(875,552)	(2,371,793)
Net increase in net assets from Fund share transactions	$13,936,976	$396,375,352
Net increase (decrease) in net assets	$(25,629,223)	$348,875,586
Net Assets
At beginning of period	$926,915,637	$578,040,051
At end of period	$901,286,414	$926,915,637
Accumulated undistributed net investment income included in net assets
At end of period	$1,507,482	$338,782

See notes to financial statements
12

Eaton Vance AMT-Free Municipal Bond Fund as of June 30, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class A
	Six Months Ended June 30, 2008		Year Ended December 31,
	(Unaudited)(1)		2007(1)		2006(1)	2005(1)	2004(1)	2003(1)
Net asset value — Beginning of period	$9.590		$10.160		$9.800	$9.780	$9.900	$9.720
Income (loss) from operations
Net investment income	$0.211		$0.409		$0.427	$0.447	$0.515	$0.526
Net realized and unrealized gain (loss)	(0.422)		(0.573)		0.355	0.036	(0.081)	0.151
Total income (loss) from operations	$(0.211)		$(0.164)		$0.782	$0.483	$0.434	$0.677
Less distributions
From net investment income	$(0.199)		$(0.406)		$(0.422)	$(0.463)	$(0.554)	$(0.497)
Total distributions	$(0.199)		$(0.406)		$(0.422)	$(0.463)	$(0.554)	$(0.497)
Net asset value — End of period	$9.180		$9.590		$10.160	$9.800	$9.780	$9.900
Total Return(2)	(2.18	)%(6)	(1.66)%		8.16%	5.04%	4.56%	7.17%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$602,700		$623,368		$407,852	$197,189	$111,706	$102,526
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	0.80	%(3)	0.78	%(4)	0.85%	0.89%	0.92%	0.89%
Interest and fee expense(5)	0.25	%(3)	0.31%		0.39%	0.33%	0.24%	0.17%
Total expenses	1.05	%(3)	1.09	%(4)	1.24%	1.22%	1.16%	1.06%
Expenses after custodian fee reduction excluding interest and fees	0.78	%(3)	0.75	%(4)	0.83%	0.87%	0.91%	0.89%
Net investment income	4.54	%(3)	4.15%		4.29%	4.56%	5.29%	5.42%
Portfolio Turnover	45	%(6)	64%		54%	51%	36%	23%

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  Annualized.

(4)  The investment adviser was allocated a portion of the Fund's operating expenses (equal to less than 0.005% of average daily net assets for the year ended December 31, 2007).

(5)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

(6)  Not annualized.

See notes to financial statements
13

Eaton Vance AMT-Free Municipal Bond Fund as of June 30, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class B
	Six Months Ended June 30, 2008		Year Ended December 31,
	(Unaudited)(1)		2007(1)		2006(1)	2005(1)	2004(1)		2003(1)
Net asset value — Beginning of period	$9.530		$10.100		$9.740	$9.710	$9.830		$9.660
Income (loss) from operations
Net investment income	$0.176		$0.335		$0.355	$0.378	$0.439		$0.450
Net realized and unrealized gain (loss)	(0.424)		(0.577)		0.350	0.039	(0.081)		0.142
Total income (loss) from operations	$(0.248)		$(0.242)		$0.705	$0.417	$0.358		$0.592
Less distributions
From net investment income	$(0.162)		$(0.328)		$(0.345)	$(0.387)	$(0.478)		$(0.422)
Total distributions	$(0.162)		$(0.328)		$(0.345)	$(0.387)	$(0.478)		$(0.422)
Net asset value — End of period	$9.120		$9.530		$10.100	$9.740	$9.710		$9.830
Total Return(2)	(2.60	)%(7)	(2.44)%		7.38%	4.37%	3.97	%(3)	6.26%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$33,247		$37,610		$46,013	$49,728	$54,016		$61,793
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	1.55	%(4)	1.53	%(5)	1.60%	1.64%	1.67%		1.64%
Interest and fee expense(6)	0.25	%(4)	0.31%		0.39%	0.33%	0.24%		0.17%
Total expenses	1.80	%(4)	1.84	%(5)	1.99%	1.97%	1.91%		1.81%
Expenses after custodian fee reduction excluding interest and fees	1.53	%(4)	1.50	%(5)	1.58%	1.62%	1.66%		1.64%
Net investment income	3.80	%(4)	3.41%		3.60%	3.88%	4.54%		4.67%
Portfolio Turnover	45	%(7)	64%		54%	51%	36%		23%

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  Total return reflects an increase of 0.21% due to a change in the timing of the reinvestment of distributions.

(4)  Annualized.

(5)  The investment adviser was allocated a portion of the Fund's operating expenses (equal to less than 0.005% of average daily net assets for the year ended December 31, 2007).

(6)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

(7)  Not annualized.

See notes to financial statements
14

Eaton Vance AMT-Free Municipal Bond Fund as of June 30, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class C
	Six Months Ended June 30, 2008 (Unaudited)(1)		Year Ended December 31, 2007(1)		Period Ended December 31, 2006(1)(2)
Net asset value — Beginning of period	$9.540		$10.100		$9.720
Income (loss) from operations
Net investment income	$0.175		$0.333		$0.218
Net realized and unrealized gain (loss)	(0.423)		(0.565)		0.391
Total income (loss) from operations	$(0.248)		$(0.232)		$0.609
Less distributions
From net investment income	$(0.162)		$(0.328)		$(0.229)
Total distributions	$(0.162)		$(0.328)		$(0.229)
Net asset value — End of period	$9.130		$9.540		$10.100
Total Return(3)	(2.59	)%(7)	(2.34)%		6.33	%(7)
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$49,919		$49,953		$7,709
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	1.55	%(4)	1.52	%(5)	1.59	%(4)
Interest and fee expense(6)	0.25	%(4)	0.31%		0.39	%(4)
Total expenses	1.80	%(4)	1.83	%(5)	1.98	%(4)
Expenses after custodian fee reduction excluding interest and fees	1.53	%(4)	1.49	%(5)	1.57	%(4)
Net investment income	3.78	%(4)	3.41%		3.25	%(4)
Portfolio Turnover	45	%(7)	64%		54	%(8)

(1)  Net investment income per share was computed using average shares outstanding.

(2)  For the period from the start of business, May 2, 2006, to December 31, 2006.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)  Annualized.

(5)  The investment adviser was allocated a portion of the Fund's operating expenses (equal to less than 0.005% of average daily net assets for the year ended December 31, 2007).

(6)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

(7)  Not annualized.

(8)  For the year ended December 31, 2006.

See notes to financial statements
15

Eaton Vance AMT-Free Municipal Bond Fund as of June 30, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class I
	Six Months Ended June 30, 2008		Year Ended December 31,
	(Unaudited)(1)		2007(1)		2006(1)	2005(1)	2004(1)	2003(1)
Net asset value — Beginning of period	$10.480		$11.100		$10.710	$10.690	$10.810	$10.620
Income (loss) from operations
Net investment income	$0.244		$0.474		$0.496	$0.521	$0.589	$0.602
Net realized and unrealized gain (loss)	(0.463)		(0.623)		0.383	0.032	(0.079)	0.159
Total income (loss) from operations	$(0.219)		$(0.149)		$0.879	$0.553	$0.510	$0.761
Less distributions
From net investment income	$(0.231)		$(0.471)		$(0.489)	$(0.533)	$(0.630)	$(0.571)
Total distributions	$(0.231)		$(0.471)		$(0.489)	$(0.533)	$(0.630)	$(0.571)
Net asset value — End of period	$10.030		$10.480		$11.100	$10.710	$10.690	$10.810
Total Return(2)	(2.07	)%(6)	(1.38)%		8.40%	5.28%	4.91%	7.38%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$215,420		$215,985		$116,465	$78,771	$71,552	$77,759
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	0.55	%(3)	0.53	%(4)	0.60%	0.64%	0.67%	0.64%
Interest and fee expense(5)	0.25	%(3)	0.31%		0.39%	0.33%	0.24%	0.17%
Total expenses	0.80	%(3)	0.84	%(4)	0.99%	0.97%	0.91%	0.81%
Expenses after custodian fee reduction excluding interest and fees	0.53	%(3)	0.50	%(4)	0.58%	0.62%	0.66%	0.64%
Net investment income	4.80	%(3)	4.41%		4.56%	4.86%	5.54%	5.68%
Portfolio Turnover	45	%(6)	64%		54%	51%	36%	23%

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  Annualized.

(4)  The investment adviser was allocated a portion of the Fund's operating expenses (equal to less than 0.005% of average daily net assets for the year ended December 31, 2007).

(5)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

(6)  Not annualized.

See notes to financial statements
16

Eaton Vance AMT-Free Municipal Bond Fund as of June 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Eaton Vance AMT-Free Municipal Bond Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund seeks to provide current income exempt from regular federal income tax. The Fund primarily invests in investment grade municipal obligations (those rated BBB, Baa or higher), but may also invest in lower rated obligations. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund's prospectus. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class's paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Municipal bonds and taxable obligations, if any, are generally valued on the basis of valuations furnished by a pricing vendor, as derived from such vendor's pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, benchmark curves or information pertaining to the issuer. The pricing vendor may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Financial futures contracts and options on financial futures contracts listed on commodity exchanges are valued based on the closing price on the primary exchange on which such contracts trade. Interest rate swaps are normally valued using valuations furnished by a pricing vendor. Such vendor valuations are based on the present value of fixed and projected floating rate cash flows over the term of a swap contract. Future cash flows are discounted to their present value using swap curves provided by electronic data services or by broker/dealers. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates market value. Investments for which valuations or market quotations are not readily available, and investments for which the price of a security is not believed to represent its fair market value, are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. The Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in municipal obligations, which are exempt from regular federal income tax when received by the Fund, as exempt-interest dividends.

At December 31, 2007, the Fund, for federal income tax purposes, had a capital loss carryforward of $18,480,964 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforward will expire on December 31, 2012 ($4,273,717), December 31, 2013 ($1,429,405) and December 31, 2015 ($12,777,842).

Additionally, at December 31, 2007, the Fund had net capital losses of $8,325,938 attributable to security transactions incurred after October 31, 2007. These net

17

Eaton Vance AMT-Free Municipal Bond Fund as of June 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

capital losses are treated as arising on the first day of the Fund's taxable year ending December 31, 2008.

As of June 30, 2008, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Fund's federal tax returns filed in the 3-year period ended December 31, 2007 remains subject to examination by the Internal Revenue Service.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund's custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I  Floating Rate Notes Issued in Conjunction with Securities Held — The Fund may invest in inverse floating rate securities, whereby the Fund may sell a fixed rate bond to a broker for cash. At the same time, the Fund buys a residual interest in the assets and cash flows of a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), set up by the broker, often referred to as an inverse floating rate obligation (Inverse Floater). The broker deposits a fixed rate bond into the SPV with the same CUSIP number as the fixed rate bond sold to the broker by the Fund, and which may have been, but is not required to be, the fixed rate bond purchased from the Fund (the Fixed Rate Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The Fund may enter into shortfall and forbearance agreements with the broker by which the Fund agrees to reimburse the broker, in certain circumstances, for the difference between the liquidation value of the Fixed Rate Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Inverse Floater held by the Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to tender their notes at par, and (2) to have the broker transfer the Fixed Rate Bond held by the SPV to the Fund, thereby collapsing the SPV. Pursuant to Financial Accounting Standards Board (FASB) Statement No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishment of Liabilities" (FAS 140), the Fund accounts for the transaction described above as a secured borrowing by including the Fixed Rate Bond in its Portfolio of Investments and the Floating Rate Notes as a liability under the caption "Payable for floating rate notes issued" in its Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the broker for redemption at par at each reset date. Interest expense related to the Fund's liability with respect to Floating Rate Notes is recorded as incurred. At June 30, 2008, the amount of the Fund's Floating Rate Notes outstanding and the related collateral were $97,138,000 and $133,579,500, respectively. The range of interest rates on the Floating Rate Notes outstanding at June 30, 2008 was 1.53% to 2.03%.

18

Eaton Vance AMT-Free Municipal Bond Fund as of June 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

The Fund's investment policies and restrictions expressly permit investments in Inverse Floaters. Inverse floating rate securities typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. The Fund's investment policies do not allow the Fund to borrow money for purposes of making investments. Management believes that the Fund's restrictions on borrowing money and issuing senior securities (other than as specifically permitted) do not apply to Floating Rate Notes issued by the SPV and included as a liability on the Fund's Statement of Assets and Liabilities. As secured indebtedness issued by an SPV, Floating Rate Notes are distinct from the borrowings and senior securities to which the Fund's restrictions apply. Inverse Floaters held by the Fund are securities exempt from registration under Rule 144A of the Securities Act of 1933.

J  Financial Futures Contracts — The Fund may enter into financial futures contracts. The Fund's investment in financial futures contracts is designed for hedging against changes in interest rates or as a substitute for the purchase of securities. Upon entering into a financial futures contract, the Fund is required to deposit with the broker, either in cash or securities an amount equal to a certain percentage of the purchase price (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. In entering such contracts, the Fund bears the risk if the counterparties do not perform under the contracts' terms.

K  Interest Rate Swaps — The Fund may enter into interest rate swap agreements to enhance return, to hedge against fluctuations in securities prices or interest rates, or as substitution for the purchase or sale of securities. Pursuant to these agreements, the Fund makes periodic payments at a fixed interest rate and, in exchange, receives payments based on the interest rate of a benchmark industry index. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. The value of the swap is determined by changes in the relationship between two rates of interest. The Fund is exposed to credit loss in the event of non-performance by the swap counterparty. Risk may also arise from movements in interest rates.

L  When-Issued Securities and Delayed Delivery Transactions — The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

M  Interim Financial Statements — The interim financial statements relating to June 30, 2008 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

The net investment income of the Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards, if any), are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

19

Eaton Vance AMT-Free Municipal Bond Fund as of June 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for investment advisory services rendered to the Fund. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities) and is payable monthly. For the six months ended June 30, 2008, the advisory fee amounted to $1,991,013, representing 0.44% (annualized) of the Fund's average daily net assets. EVM also serves as administrator of the Fund, but receives no compensation. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended June 30, 2008, EVM earned $5,758 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), the Fund's principal underwriter and a subsidiary of EVM, received $22,725 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2008. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Except for Trustees of the Fund who are not members of EVM's organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2008, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that the Fund will pay EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended June 30, 2008 amounted to $752,199 for Class A shares. The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class B and Class C Plans require the Fund to pay EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by each respective class. For the six months ended June 30, 2008, the Fund paid or accrued to EVD $131,701 and $171,549 for Class B and Class C shares, respectively, representing 0.75% (annualized) of the average daily net assets for Class B and Class C shares. At June 30, 2008, the amounts of Uncovered Distribution Charges of EVD calculated under the Class B and Class C Plans were approximately $953,000 and $2,957,000, respectively. The Class B and Class C Plans also authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class B and Class C sales commissions and distribution fees and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the six months ended June 30, 2008 amounted to $43,900 and $57,183 for Class B and Class C shares, respectively.

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within eighteen months of purchase (depending on the circumstances of purchase) or a 1% or 0.50% CDSC if redeemed within one year or two years, respectively, on purchases through the Eaton Vance Supplemental Retirement Account. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or

20

Eaton Vance AMT-Free Municipal Bond Fund as of June 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund's Class B and Class C Plans. CDSCs received on Class B and Class C redemptions when no Uncovered Distribution Charges exist are credited to the Fund. For the six months ended June 30, 2008, the Fund was informed that EVD received approximately $109,000, $24,000 and $6,000 of CDSCs paid by Class A, Class B and Class C shareholders, respectively.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $455,768,622 and $435,151,177, respectively, for the six months ended June 30, 2008.

7  Shares of Beneficial Interest

The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
Sales	15,819,789	44,696,232
Issued to shareholders electing to receive payments of distributions in Fund shares	962,269	1,530,689
Redemptions	(16,187,296)	(21,631,585)
Exchange from Class B shares	93,386	239,104
Net increase	688,148	24,834,440

Class B	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
Sales	112,623	315,316
Issued to shareholders electing to receive payments of distributions in Fund shares	38,429	81,385
Redemptions	(357,713)	(769,319)
Exchange to Class A shares	(93,863)	(240,590)
Net decrease	(300,524)	(613,208)
Class C	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
Sales	1,653,251	5,522,996
Issued to shareholders electing to receive payments of distributions in Fund shares	50,855	56,202
Redemptions	(1,471,941)	(1,107,499)
Net increase	232,165	4,471,699
Class I	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
Sales	4,893,559	15,806,195
Issued to shareholders electing to receive payments of distributions in Fund shares	127,290	229,566
Redemptions	(4,143,654)	(5,923,871)
Net increase	877,195	10,111,890

8  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$909,263,833
Gross unrealized appreciation	$12,713,831
Gross unrealized depreciation	(38,722,772)
Net unrealized depreciation	$(26,008,941)

9  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $200 million unsecured line of credit agreement with a group of

21

Eaton Vance AMT-Free Municipal Bond Fund as of June 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

banks. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.07% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Fund did not have any significant borrowings or allocated fees during the six months ended June 30, 2008.

10  Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments may include financial futures contracts and interest rate swaps and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at June 30, 2008 is as follows:

Futures Contracts

Expiration Date	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
9/08	1,802 U.S. Treasury Bond	Short	$(203,159,605)	$(208,299,938)	$(5,140,333)

Interest Rate Swaps

Counterparty	Notional Amount	Annual Fixed Rate Paid By Fund	Floating Rate Paid To Fund	Effective Date/ Termination Date	Net Unrealized Appreciation (Depreciation)
Lehman	$31,475,000	4.985%	3-month USD-	September 28, 2008/
Brothers, Inc.			LIBOR-BBA	September 28, 2038	$61,275
Merrill Lynch Capital Services, Inc.	26,550,000	4.9025%	3-month USD- LIBOR-BBA	July 9, 2008/ July 9, 2038	274,059
Morgan Stanley Capital Services, Inc.	7,400,000	5.428%	3-month USD- LIBOR-BBA	September 10, 2008/ September 10, 2038	(501,628)
					$(166,294)

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At June 30, 2008, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

11  Fair Value Measurements

The Fund adopted FASB Statement of Financial Accounting Standards No. 157 (FAS 157), "Fair Value Measurements", effective January 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•  Level 1 – quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2008, the inputs used in valuing the Fund's investments, which are carried at value, were as follows:

	Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1	Quoted Prices	$—	$(5,140,333)
Level 2	Other Significant Observable Inputs	987,892,892	(166,294)
Level 3	Significant Unobservable Inputs	—	—
	Total	$987,892,892	$(5,306,627)

*  Other financial instruments are futures and swap contracts not reflected in the Portfolio of Investments, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund held no investments or other financial instruments as of December 31, 2007 whose fair value was determined using Level 3 inputs.

22

Eaton Vance AMT-Free Municipal Bond Fund as of June 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

12  Recently Issued Accounting Pronouncement

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (FAS 161), "Disclosures about Derivative Instruments and Hedging Activities". FAS 161 requires enhanced disclosures about an entity's derivative and hedging activities, including qualitative disclosures about the objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk related contingent features in derivative instruments. FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund's financial statement disclosures.

23

Eaton Vance AMT-Free Municipal Bond Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund's board of trustees, including by a vote of a majority of the trustees who are not "interested persons" of the fund ("Independent Trustees"), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a "Board") of the Eaton Vance group of mutual funds (the "Eaton Vance Funds") held on April 21, 2008, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board (formerly the Special Committee), which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held in February, March and April 2008. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•  An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•  An independent report comparing each fund's total expense ratio and its components to comparable funds;

•  An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•  Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;

•  Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•  Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

•  Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through "soft dollar" benefits received in connection with the funds' brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;

•  Data relating to portfolio turnover rates of each fund;

•  The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•  Reports detailing the financial results and condition of each adviser;

•  Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•  Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•  Copies of or descriptions of each adviser's proxy voting policies and procedures;

•  Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•  Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•  Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•  Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds' administrator; and

•  The terms of each advisory agreement.

24

Eaton Vance AMT-Free Municipal Bond Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2008, the Board met eleven times and the Contract Review Committee, the Audit Committee and the Governance Committee, each of which is a Committee comprised solely of Independent Trustees, met twelve, seven and five times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund's investment objective. The Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee are newly established and did not meet during the twelve-month period ended April 30, 2008.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund's investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement of the Eaton Vance AMT-Free Municipal Bond Fund (the "Fund"), with Eaton Vance Management (the "Adviser"), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser's management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund, including recent changes in such personnel. In particular, the Board evaluated the abilities and experience of such investment personnel in analyzing factors such as credit risk and tax efficiency. The Board noted the experience of the Adviser's large municipal bond team, which includes portfolio managers and credit specialists. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

25

Eaton Vance AMT-Free Municipal Bond Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

Fund Performance

The Board compared the Fund's investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2007 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by the Fund (referred to as "management fees"). As part of its review, the Board considered the management fees and the Fund's total expense ratio for the year ended September 30, 2007, as compared to a group of similarly managed funds selected by an independent data provider. The Board considered the fact that the Adviser had waived fees and/or paid expenses for the Fund.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services and the Fund's total expense ratio are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Fund.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the Adviser's profitability may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and the Fund. The Board also concluded that, the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates and the Fund to continue to share such benefits equitably.

26

Eaton Vance AMT-Free Municipal Bond Fund

OFFICERS AND TRUSTEES

Officers
Thomas E. Faust Jr.
President and Trustee
William H. Ahern, Jr.
Vice President
John R. Baur
Vice President
Michael A. Cirami
Vice President
Cynthia J. Clemson
Vice President
Charles B. Gaffney
Vice President
Christine M. Johnston
Vice President
Aamer Khan
Vice President
Thomas H. Luster
Vice President
Michael R. Mach
Vice President
Robert B. MacIntosh
Vice President
Duncan W. Richardson
Vice President
Judith A. Saryan
Vice President
Susan Schiff
Vice President
Thomas Seto
Vice President
David M. Stein
Vice President
Mark S. Venezia
Vice President
Adam A. Weigold
Vice President
Barbara E. Campbell
Treasurer
Maureen A. Gemma
Chief Legal Officer and Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Ralph F. Verni Chairman Benjamin C. Esty Allen R. Freedman William H. Park Ronald A. Pearlman Heidi L. Steiger Lynn A. Stout

27

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Investment Adviser and Administrator
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

Custodian
State Street Bank and Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer Agent
PNC Global Investment Servicing

Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance AMT-Free Municipal Bond Fund
The Eaton Vance Building
255 State Street
Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

279-8/08  MBSRC

Semiannual Report June 30, 2008

EATON VANCE
TAX FREE
RESERVES

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS, AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance Tax Free Reserves as of June 30, 2008

INVESTMENT UPDATE

Adam A. Weigold, CFA

Portfolio Manager

Economic and Market Conditions

•             In the second quarter of 2008, the U.S. economy grew at an annual rate of 1.9%, based on preliminary estimates by the U.S. Commerce Department. This followed an increase of 0.9% in the first quarter of 2008. Unemployment moved up to 5.5% in June 2008 from 5.0% in December 2007. Inflation also increased due to higher food and energy prices. In June 2008, the Consumer Price Index increased 1.1% for the month, compared with a range of 0.0% to 0.6% per month during the previous six months.

•             The period included historical events, stemming from the severity of the credit crisis. The Federal Reserve (the “Fed”) approved a financing arrangement to support J.P. Morgan Chase’s acquisition of Bear Stearns on March 16, 2008. Through June 30, 2008, the Federal Funds Rate has been lowered by a total of 325 basis points (3.25%) since September 18, 2007, to 2.00% from 5.25%, and the Discount Rate, the rate at which the Fed lends to banks and securities firms, has been lowered by a total of 400 basis points (4.00%) since August 17, 2007, to 2.25% from 6.25%.

Average Annual Total Returns(1)

Six Months	0.85%
One Year	2.34
Five Years	1.77
Ten Years	2.01

Yield Information(2)

Current Yield For The 7-Day Period Ended 6/30/08	1.35%
Taxable Equivalent Current Yield For The 7-Day Period Ended 6/30/08	2.08

Management Discussion

•             After short-term interest rates had declined significantly, management resumed a strategy of maintaining a relatively short weighted average maturity in the Fund to provide flexibility for potential future interest rate increases. Management continued its conservative and vigilant stance on maintaining the highest credit quality possible.

•             The Fund invests principally in dollar-denominated, high-quality fixed-income securities, including bonds, notes and commercial paper, the interest from which is exempt from regular federal income tax.(3)

•             The Fund seeks to invest in short-term obligations that have been rated in one of the two highest short-term ratings categories by at least two nationally recognized rating services or unrated securities of comparable quality.

•             Taxes are always a concern for investors who wish to maximize their after-tax returns. A money market mutual fund investing in high-quality investments, exempt from regular federal income tax,(3) can be a sensible way to earn income, while seeking to preserve capital and maintain liquidity.(4)

Portfolio Composition

By net assets

(1)

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (if any) with all distributions reinvested. There is no sales charge. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com. Absent a fee waiver by the investment adviser in effect for certain periods, the returns would be lower.

(2)	Taxable equivalent yield information assumes a Federal tax rate of 35%. For current yield information call 1-800-262-1122.

(3)	A portion of the Fund’s income may be subject to federal income and/or alternative minimum tax. Income may be subject to state income tax.

(4)

An investment in the Fund is neither insured nor guaranteed by the U.S. Government. Although the Fund seeks to maintain a stable net asset value of $1.00 per share, it is possible to lose money by investing in the Fund.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

The views expressed in this report are those of the portfolio manager and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund. Portfolio information provided in the report may not be representative of the Fund’s current or future investments and may change due to active management.

1

Eaton Vance Tax Free Reserves as of June 30, 2008

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2008 – June 30, 2008).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Eaton Vance Tax Free Reserves

	Beginning Account Value (1/1/08)	Ending Account Value (6/30/08)	Expenses Paid During Period* (1/1/08 – 6/30/08)
Actual	$1,000.00	$1,008.50	$3.45
Hypothetical
(5% return per year before expenses)	$1,000.00	$1,021.40	$3.47

* Expenses are equal to the Fund's annualized expense ratio of 0.69% multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2007.

2

Eaton Vance Tax Free Reserves as of June 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 101.0%
Principal Amount (000's omitted)	Security	Value
General Obligation Notes / Bonds — 8.2%
$1,500	Allegheny County, PA, Tax and Revenue Anticipation, 4.00%, 12/31/08	$1,509,189
2,200	Eau Claire County, WI, 3.25%, 9/1/08	2,203,092
1,495	Henderson, NV, Water and Sewer Revenue, (FGIC), 4.25%, 9/1/08	1,496,274
1,000	Texas, Tax and Revenue Anticipation, 4.50%, 8/28/08	1,001,253
		$6,209,808
Revenue Notes / Bonds — 4.3%
$1,500	Florida State Board of Education, Lottery Revenue, (MBIA), 5.00%, 7/1/08	$1,500,000
1,000	Metropolitan School District of Warren Township Vision, IN, (FSA), 3.25%, 1/10/09	1,005,446
740	South Bend, IN, Community School Corporation, (FSA), 3.00%, 7/5/09	744,773
		$3,250,219
Variable Rate Demand Obligations — 88.5%
$2,000	Appleton, WI, Redevelopment Authority, (Fox Cities Performing Arts Center), (LOC: Bank One Wisconsin), 1.55%, 6/1/36	$2,000,000
200	Athens-Clarke County, GA, Unified Government Development Authority, (University of Georgia Athletic Association), (LOC: SunTrust Bank), 2.50%, 9/1/31	200,000
2,500	Bloomington-Normal, IL, Airport Authority, (SPA: Bank One N.A.), 1.80%, 1/1/23	2,500,000
900	California Housing Finance Agency, (AMT), (LOC: Bank of Nova Scotia), 2.45%, 8/1/32	900,000
1,000	California Pollution Control Financing Authority, (AMT), (LOC: Bank Tokyo-Mitsubishi), 1.50%, 4/1/18	1,000,000
2,500	California Statewide Communities Development Authority, (Ramon Valley Associates LP), (AMT), (LOC: East West Bank), 1.83%, 6/1/28	2,500,000
1,000	Cleveland-Cuyahoga County, OH, Port Authority Cultural Facility, (Playhouse Square Foundation), (LOC: Fifth Third Bank), 1.60%, 11/15/34	1,000,000
1,070	Colorado Educational and Cultural Facility Authority, (YMCA of Metropolitan Denver), (LOC: Wells Fargo Bank N.A.), 1.55%, 7/1/18	1,070,000
1,000	Colorado Housing and Finance Authority, (SPA: Calyon Bank), 1.72%, 4/1/38	1,000,000
1,400	Connecticut Health and Educational Facility Authority, (Bradley Health Care), (LOC: Bank of America N.A.), 1.52%, 7/1/29	1,400,000

Principal Amount (000's omitted)	Security	Value
Variable Rate Demand Obligations (continued)
$2,000	Corona-Norco, CA, Unified School District, (FSA), (SPA: Dexia Credit Local), 1.80%, 11/1/21	$2,000,000
200	Delaware Valley, PA, Regional Finance Authority, (LOC: Bayerische Landesbank), 1.48%, 12/1/17	200,000
700	Delaware Valley, PA, Regional Finance Authority, (LOC: Bayerische Landesbank), 1.48%, 12/1/20	700,000
2,005	Forsyth County, NC, (SPA: Wachovia Bank N.A.), 1.56%, 3/1/25	2,005,000
800	Fulco, GA, Hospital Authority, (Piedmont Medical Center), (LOC: SunTrust Bank), 1.50%, 3/1/24	800,000
300	Galveston, TX, Industrial Development Corp., (Mitchell Interests), (AMT), (LOC: JP Morgan Chase Bank), 1.76%, 9/1/13	300,000
400	Geisinger Authority, PA, (Geisinger Health System Foundation), (SPA: PNC Bank N.A.), 1.65%, 8/1/22	400,000
1,400	Illinois Development Finance Authority, (Provena Health), (MBIA), (SPA: Bank One N.A.), 8.75%, 5/1/28	1,400,000
1,400	Illinois Finance Authority, (Northwestern Memorial Hospital), (SPA: Bank of Nova Scotia), 1.70%, 8/15/42	1,400,000
1,000	Illinois Finance Authority, (Northwestern University), 1.42%, 12/1/34	1,000,000
1,000	Illinois Health Facility Authority, (Rehabilitation Institute of Chicago), (LOC: Bank of America N.A.), 1.55%, 4/1/32	1,000,000
2,200	Indiana Health and Educational Facilities Finance Authority, (Parkview Health Systems), (AMBAC), (SPA: JP Morgan Chase Bank), 8.25%, 11/1/28	2,200,000
1,250	Indiana Municipal Power Agency, Power Supply Systems Revenue, (LOC: Dexia Credit Local), 1.55%, 1/1/18	1,250,000
2,000	Iowa Higher Education Loan Authority, (Private College-Graceland), (LOC: Bank of America N.A.), 1.55%, 2/1/33	2,000,000
1,000	Lexington-Fayette Urban County, KY, Airport Corporation, (AMT), (SPA: Dexia Credit Local), 1.80%, 4/1/24	1,000,000
500	Louisville and Jefferson County, KY, Regional Airport Authority, Special Facility Revenue, (United Parcel Service, Inc.), (AMT), 2.15%, 1/1/29	500,000
2,000	Massachusetts, (SPA: State Street Bank and Trust Co.), 1.45%, 1/1/21	2,000,000
1,045	Massachusetts Development Finance Agency, (Boston University), (LOC: Allied Bank PLC), 2.85%, 10/1/42	1,045,000
2,000	Massachusetts Development Finance Agency, (Smith College), (SPA: Morgan Stanley Bank), 1.34%, 7/1/37	2,000,000
500	Massachusetts Health and Educational Facilities Authority, (Asset Program), (LOC: Bank of America N.A.), 2.05%, 1/1/35	500,000

See notes to financial statements
3

Eaton Vance Tax Free Reserves as of June 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Variable Rate Demand Obligations (continued)
$160	Metropolitan Government of Nashville and Davidson County, TN, Industrial Development Board Revenue, (Dixie Graphics, Inc.), (LOC: SunTrust Bank Nashville), 1.53%, 5/1/09	$160,000
2,000	Miami, FL, Health Facilities Authority, (Mercy Hospital), (LOC: NationsBank N.A.), 1.55%, 8/1/20	2,000,000
1,200	Multnomah County, OR, Hospital Facility Authority, (Holladay Park Plaza), (LOC: Allied Irish Bank PLC), 1.75%, 11/15/33	1,200,000
2,500	Nebraska Investment Finance Authority, (AMT), (SPA: Federal Home Loan Bank), 1.72%, 9/1/37	2,500,000
1,200	New Hampshire Business Finance Authority, (Alice Peck Day Health Systems), (LOC: TD Banknorth N.A.), 1.50%, 10/1/36	1,200,000
2,025	New Hampshire Health and Education Facilities Authority, (Dartmouth College), (SPA: JP Morgan Chase Bank), 1.55%, 6/1/23	2,025,000
1,900	New York, NY, (LOC: Morgan Guaranty Trust), 1.70%, 8/1/20	1,900,000
1,500	New York, NY, Municipal Water Finance Authority, (SPA: DEPFA Bank PLC), 1.70%, 6/15/18	1,500,000
2,400	New York State Dormitory Authority, (Mental Health Services), (SPA: HSBC Bank USA N.A.), 1.45%, 2/15/31	2,400,000
1,000	North Carolina Capital Facility Finance Agency, (Wake Forest University), 1.45%, 1/1/18	1,000,000
1,200	Oregon Housing and Community Services, (Single Family), (AMT), (SPA: State Street Bank and Trust Co.), 1.66%, 7/1/36	1,200,000
900	Pasadena, TX, Independent School District, (PSF Guaranteed), (SPA: Bank of America N.A.), 1.53%, 8/15/26	900,000
2,000	Private Colleges and Universities Authority, GA, (Emory University), 1.51%, 9/1/35	2,000,000
700	Rhode Island Industrial Facility Corporation, (Exxon Mobil Corporation), 1.95%, 2/1/25	700,000
2,300	Roswell, GA, Housing Authority, (CMCP-Roswell LLC), (Liq: FNMA), 1.56%, 11/15/32	2,300,000
1,000	Travis County, TX, Housing Finance Corp., (Mid-America Apartments, LP), (Travis Apartments), (Liq: FNMA), 1.55%, 2/15/34	1,000,000
1,300	University of Pittsburgh of the Commonwealth System of Higher Education, PA, (SPA: DEPFA Bank PLC), 1.52%, 9/15/24	1,300,000
575	Vermont Educational and Health Buildings Financing Agency, (North Country Hospital and Health Center), (LOC: TD Banknorth N.A.), 2.10%, 10/1/34	575,000
1,600	Weber County, UT, Hospital Revenue, (IHC Health Services), (SPA: Westdeutsche Landesbank), 1.70%, 2/15/32	1,600,000

Principal Amount (000's omitted)	Security	Value
Variable Rate Demand Obligations (continued)
$1,360	West Memphis, AR, Public Facility Board, (West Memphis Meadows 98 Apts), (AMT), (Liq: FHLMC), 1.65%, 12/1/34	$1,360,000
800	Will County, IL, Exempt Facility Revenue, (BP Amoco Chemical Co.), 2.20%, 7/1/33	800,000
		$66,890,000
Total Tax-Exempt Investments — 101.0% (amortized cost $76,350,027)(1)		$76,350,027
Other Assets, Less Liabilities — (1.0)%		$(772,682)
Net Assets — 100.0%		$75,577,345

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC - Financial Guaranty Insurance Company

FHLMC - Federal Home Loan Mortgage Corporation (Freddie Mac)

FNMA - Federal National Mortgage Association (Fannie Mae)

FSA - Financial Security Assurance, Inc.

Liq - Liquidity Provider

LOC - Letter of Credit

MBIA - Municipal Bond Insurance Association

PSF - Permanent School Fund

SPA - Standby Bond Purchase Agreement

(1)  Cost for federal income taxes is the same.

The stated interest rate on variable rate demand obligations represents the rate in effect at June 30, 2008.

At June 30, 2008, the concentration of the Fund's investments in the various states, determined as a percentage of net assets, is as follows:

Illinois	10.7%
Others, representing less than 10% individually	90.3%

At June 30, 2008, the concentration of the Fund's investment in the various industries, determined as a percentage of net assets, is as follows:

Healthcare	23.9%
Housing	19.5%
Education	16.6%
General Obligation	15.2%
Others, representing less than 10% individually	25.8%

See notes to financial statements
4

Eaton Vance Tax Free Reserves as of June 30, 2008

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of June 30, 2008

Assets
Investments, at amortized cost	$76,350,027
Cash	92,584
Receivable for Fund shares sold	82,237
Interest receivable	283,642
Total assets	$76,808,490
Liabilities
Payable for Fund shares redeemed	$1,117,493
Payable to affiliate for investment adviser fee	32,175
Dividends payable	53,127
Accrued expenses	28,350
Total liabilities	$1,231,145
Net Assets for 75,595,057 shares of beneficial interest outstanding	$75,577,345
Sources of Net Assets
Paid-in capital	$75,577,510
Accumulated net realized loss (computed on the basis of identified cost)	(165)
Total	$75,577,345
Net Asset Value, Offering Price and Redemption Price Per Share
($75,577,345 ÷ 75,595,057 shares of beneficial interest outstanding)	$1.00

Statement of Operations

For the Six Months Ended
June 30, 2008

Investment Income
Interest	$897,609
Total investment income	$897,609
Expenses
Investment adviser fee	$189,791
Trustees' fees and expenses	2,937
Custodian fee	26,743
Legal and accounting services	16,584
Registration fees	12,012
Printing and postage	2,730
Transfer and dividend disbursing agent fees	2,548
Miscellaneous	5,730
Total expenses	$259,075
Deduct — Reduction of custodian fee	$2,252
Total expense reductions	$2,252
Net expenses	$256,823
Net investment income	$640,786
Net increase in net assets from operations	$640,786

See notes to financial statements
5

Eaton Vance Tax Free Reserves as of June 30, 2008

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
From operations — Net investment income	$640,786	$1,451,042
Net realized gain from investment transactions	—	291
Net increase in net assets from operations	$640,786	$1,451,333
Distributions to shareholders — From net investment income	$(640,786)	$(1,451,042)
Total distributions to shareholders	$(640,786)	$(1,451,042)
Transactions in shares of beneficial interest at Net Asset Value of $1.00 per share — Proceeds from sale of shares	$94,954,697	$110,665,482
Net asset value of shares issued to shareholders in payment of distributions declared	213,661	441,752
Cost of shares redeemed	(89,870,401)	(79,324,661)
Net increase in net assets from Fund share transactions	$5,297,957	$31,782,573
Net increase in net assets	$5,297,957	$31,782,864
Net Assets
At beginning of period	$70,279,388	$38,496,524
At end of period	$75,577,345	$70,279,388

See notes to financial statements
6

Eaton Vance Tax Free Reserves as of June 30, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Six Months Ended June 30, 2008		Year Ended December 31,
	(Unaudited)		2007		2006		2005		2004		2003
Net asset value — Beginning of period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000
Income (loss) from operations
Net investment income	$0.008		$0.029		$0.027		$0.017		$0.005		$0.004
Less distributions
From net investment income	$(0.008)		$(0.029)		$(0.027)		$(0.017)		$(0.005)		$(0.004)
Total distributions	$(0.008)		$(0.029)		$(0.027)		$(0.017)		$(0.005)		$(0.004)
Net asset value — End of period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000
Total Return(1)	0.85	%(4)	2.99%		2.71%		1.67%		0.51%		0.44%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$75,577		$70,279		$38,497		$34,058		$25,594		$29,519
Ratios (As a percentage of average daily net assets):
Net expenses before custodian fee reduction	0.69	%(3)	0.70	%(2)	0.77	%(2)	0.82	%(2)	0.83	%(2)	0.77	%(2)
Net expenses after custodian fee reduction	0.68	%(3)	0.69	%(2)	0.69	%(2)	0.71	%(2)	0.73	%(2)	0.67	%(2)
Net investment income	1.70	%(3)	2.94%		2.68%		1.69%		0.50%		0.43%

(1)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(2)  The investment adviser voluntarily waived a portion of its investment adviser fee (equal to 0.03%, 0.04%, 0.03%, less than 0.01% and 0.01% of average daily net assets for the years ended December 31, 2007, 2006, 2005, 2004 and 2003, respectively). Absent this waiver, total return would be lower.

(3)  Annualized.

(4)  Not annualized.

See notes to financial statements
7

Eaton Vance Tax Free Reserves as of June 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Eaton Vance Tax Free Reserves (the Fund) is a series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund's investment objective is to provide as high a rate of income exempt from regular federal income tax as may be consistent with preservation of capital and maintenance of liquidity.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — The Fund values its investment securities utilizing the amortized cost valuation technique permitted by Rule 2a-7 of the 1940 Act, pursuant to which the Fund must comply with certain conditions. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. The Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in municipal obligations, which are exempt from regular federal income tax when received by the Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

At December 31, 2007, the Fund, for federal income tax purposes, had a capital loss carryforward of $165 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforward will expire on December 31, 2014.

As of June 30, 2008, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Fund's federal tax returns filed in the 3-year period ended December 31, 2007 remains subject to examination by the Internal Revenue Service.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund's custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Interim Financial Statements — The interim financial statements relating to June 30, 2008 and for the six months then ended have not been audited by an

8

Eaton Vance Tax Free Reserves as of June 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

The net investment income of the Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are paid monthly. Distributions of realized capital gains, if any, are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for management and investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.50% of the Fund's average daily net assets and is payable monthly. For the six months ended June 30, 2008, the fee amounted to $189,791. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended June 30, 2008, EVM earned $190 in sub-transfer agent fees.

Except for Trustees of the Fund who are not members of EVM's organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund are officers of EVM.

4  Purchases and Sales of Investments

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry or municipality. Purchases and sales (including maturities) of investments aggregated $110,036,235 and $104,482,875, respectively, for the six months ended June 30, 2008.

5  Shares of Beneficial Interest

The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes.

6  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $200 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.07% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Fund did not have any significant borrowings or allocated fees during the six months ended June 30, 2008.

7  Fair Value Measurements

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), "Fair Value Measurements", effective January 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•  Level 1 – quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since

9

Eaton Vance Tax Free Reserves as of June 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

At June 30, 2008, the inputs used in valuing the Fund's investments, which are carried at value, were as follows:

	Valuation Inputs	Investments in Securities
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	76,350,027
Level 3	Significant Unobservable Inputs	—
Total		$76,350,027

The Fund held no investments or other financial instruments as of December 31, 2007 whose fair value was determined using Level 3 inputs.

10

Eaton Vance Tax Free Reserves

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund's board of trustees, including by a vote of a majority of the trustees who are not "interested persons" of the fund ("Independent Trustees"), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a "Board") of the Eaton Vance group of mutual funds (the "Eaton Vance Funds") held on April 21, 2008, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board (formerly the Special Committee), which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held in February, March and April 2008. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•  An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•  An independent report comparing each fund's total expense ratio and its components to comparable funds;

•  An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•  Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;

•  Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•  Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

•  Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through "soft dollar" benefits received in connection with the funds' brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;

•  Data relating to portfolio turnover rates of each fund;

•  The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•  Reports detailing the financial results and condition of each adviser;

•  Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•  Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•  Copies of or descriptions of each adviser's proxy voting policies and procedures;

•  Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•  Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•  Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•  Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds' administrator; and

•  The terms of each advisory agreement.

11

Eaton Vance Tax Free Reserves

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2008, the Board met eleven times and the Contract Review Committee, the Audit Committee and the Governance Committee, each of which is a Committee comprised solely of Independent Trustees, met twelve, seven and five times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund's investment objective. The Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee are newly established and did not meet during the twelve-month period ended April 30, 2008.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund's investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement of Eaton Vance Tax Free Reserves (the "Fund") with Eaton Vance Management (the "Adviser"), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser's management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board considered the Adviser's experience in managing portfolios consisting of high quality money market instruments and short-term obligations. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

12

Eaton Vance Tax Free Reserves

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

Fund Performance

The Board compared the Fund's investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2007 for the Fund. The Board noted that the Fund's performance relative to its peers is affected by the Fund's emphasis on quality and its lower proportion of securities which produce income subject to alternative minimum tax ("AMT Securities"). AMT Securities generally have higher yields than securities which produce income not subject to alternative minimum tax. On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by the Fund (referred to collectively as "management fees"). As part of its review, the Board considered the management fees and the Fund's total expense ratio for the year ended September 30, 2007, as compared to a group of similarly managed funds selected by an independent data provider. The Board considered the fact that the Adviser had waived fees and/or paid expenses of the Fund.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services and the Fund's total expense ratio are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser in connection with its relationship with the Fund.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the Adviser's profitability may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and the Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, the Adviser and its affiliates and the Fund can be expected to continue to share such benefits equitably.

13

Eaton Vance Tax Free Reserves

OFFICERS AND TRUSTEES

Officers
Thomas E. Faust Jr.
President and Trustee
William H. Ahern, Jr.
Vice President
John R. Baur
Vice President
Michael A. Cirami
Vice President
Cynthia J. Clemson
Vice President
Charles B. Gaffney
Vice President
Christine M. Johnston
Vice President
Aamer Khan
Vice President
Thomas H. Luster
Vice President
Michael R. Mach
Vice President
Robert B. MacIntosh
Vice President
Duncan W. Richardson
Vice President
Judith A. Saryan
Vice President
Susan Schiff
Vice President
Thomas Seto
Vice President
David M. Stein
Vice President
Mark S. Venezia
Vice President
Adam A. Weigold
Vice President
Barbara E. Campbell
Treasurer
Maureen A. Gemma
Chief Legal Officer and Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Ralph F. Verni Chairman Benjamin C. Esty Allen R. Freedman William H. Park Ronald A. Pearlman Heidi L. Steiger Lynn A. Stout

14

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Investment Adviser
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

Custodian
State Street Bank and Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer Agent
PNC Global Investment Servicing

Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance Tax Free Reserves
The Eaton Vance Building
255 State Street
Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

277-8/08  TRSRC

Semiannual Report June 30, 2008

EATON VANCE
TAX-MANAGED
GROWTH
FUND
1.1

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS, AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance Tax-Managed Growth Fund 1.1 as of June 30, 2008

INVESTMENT UPDATE

Michael A. Allison, CFA Co-Portfolio Manager

Lewis R. Piantedosi Co-Portfolio Manager

Yana S. Barton, CFA Co-Portfolio Manager

Duncan W. Richardson, CFA Co-Portfolio Manager

Economic and Market Conditions

•             Equity markets remained challenging during the six months ended June 30, 2008, as concerns surrounding ailing credit markets, elevated commodity prices and a slowing global economy failed to abate. The equity markets suffered their worst quarterly loss in more than five years in the first quarter of 2008. The second quarter remained just as difficult, as investors dealt with ongoing turmoil in the financial and housing markets, creeping inflation and a continuing global economic slowdown. Major indices registered declines in the first half of the year, and the S&P 500 Index – a common gauge of U.S. domestic markets – lost 11.9% during the period. In this environment, small-cap stocks continued to lead large-cap stocks, and growth stocks outpaced their value counterparts.

•             The S&P 500 Index’s sector performance varied widely during the period, with the commodity-linked energy and materials sectors faring the best and registering the Index’s only positive sector returns. The weakest-performing sectors were financials, telecommunication services and industrials. Index-leading industries during the period included energy equipment and services, gas utilities, road and rail, and metals and mining. In contrast, industries such as thrift and mortgage finance, automobiles, health care providers, and diversified financials were among the period’s worst performers.

Management Discussion

•             Eaton Vance Tax-Managed Growth Fund 1.1 (the “Fund”)(1) performed in line with its benchmark, the S&P 500 Index, during the first six months of the year. Although the Fund benefited from relatively stronger overall stock selection versus the Index, sector allocation decisions negatively impacted total results.

•             Throughout the period, the Fund remained overweighted in the consumer staples, industrials and consumer discretionary sectors, while continuing to underweight the utilities, materials and technology sectors. The Fund’s limited exposure to the stronger-performing utilities and materials sectors during the period, coupled with stock selection and an underweight of the energy equipment and services industry, negatively impacted performance. Additionally, the Fund’s overweight of the lagging air freight and logistics and aerospace and defense industries also negatively impacted overall results.

Eaton Vance Tax-Managed Growth Fund 1.1

Total Return Performance 12/31/07 – 6/30/08

Class A(2)	-12.14%
Class B(2)	-12.45
Class C(2)	-12.46
Class I(2)	-11.97
Class S(2)	-12.07
S&P 500 Index(3)	-11.90
Lipper Large-Cap Core Funds Classification(3)	-11.49

See pages 3 and 4 for more performance information, including after-tax returns.

(1)     The Fund currently invests its assets in Tax-Managed Growth Portfolio (the “Portfolio”), a separate registered investment company with the same objective and policies as the Fund. References to investments are to the Portfolio’s holdings.

(2)     These returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. Class I shares are offered to certain investors at net asset value.

(3)     It is not possible to invest directly in an Index or a Lipper Classification. The Index’s total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. The Lipper total return is the average total return, at net asset value, of the funds that are in the same Lipper Classification as the Fund.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

•             Conversely, benefiting the Fund’s performance was a de-emphasis of the telecommunications sector, as well as relatively stronger stock selection within the financials and consumer discretionary sectors. The Fund’s selection of certain software and IT service names and an overweight of the consumer staples sector during the period also positively impacted performance.

•             In addition, it is important to consider the Fund’s taxmanaged strategy of balancing investment and tax considerations. The goal in managing a tax-managed fund is not to avoid taxes, but rather to maximize after-tax returns for long-term, tax-paying shareholders. Investment decisions are made from the perspective of shareholders interested in the level of Fund pre-tax returns and how tax-efficiently fund returns are achieved. The Fund’s after-tax return information can be found on page 4 of this report.

•             We are pleased to announce that as of March 1, 2008, Michael A. Allison and Yana S. Barton have been named as co-Portfolio Managers of the Portfolio. Both Ms. Barton and Mr. Allison are Vice Presidents of Eaton Vance Management, serve as co-portfolio managers for various Eaton Vance portfolios, and are members of the Equity Strategy Committee.

•             As always, we thank you for your continued confidence and participation in the Fund.

Portfolio Composition

Top Ten Holdings*

By net assets

ConocoPhillips	3.5%
Exxon Mobil Corp.	3.5
Procter & Gamble Co.	2.9
PepsiCo, Inc.	2.4
General Electric Co.	2.2
BP PLC ADR	2.1
Anadarko Petroleum Corp.	2.0
Danaher Corp.	1.8
Apache Corp.	1.8
Anheuser-Busch Cos., Inc.	1.8

*            Top Ten Holdings represented 24.0% of the Portfolio’s net assets as of 6/30/08. Excludes cash equivalents.

Sector Weightings**

By net assets

**     As a percentage of the Portfolio’s net assets as of 6/30/08. Excludes cash equivalents.

The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund. Portfolio information provided in the report may not be representative of the Fund’s current or future investments and may change due to active management.

Eaton Vance Tax-Managed Growth Fund 1.1 as of June 30, 2008

FUND PERFORMANCE

Performance(1)	Class A	Class B	Class C	Class I	Class S
Share Class Symbol	ETTGX	EMTGX	ECTGX	EITMX	ESTGX
Average Annual Total Returns (at net asset value)
Six Months	-12.14%	-12.45%	-12.46%	-11.97%	-12.07%
One Year	-13.48	-14.10	-14.11	-13.13	-13.37
Five Years	6.21	5.43	5.42	6.53	6.37
Ten Years	3.20	2.44	2.40	N.A.	N.A.
Life of Fund†	7.68	6.88	6.72	1.96	1.92

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
Six Months	-17.19%	-16.83%	-13.33%	-11.97%	-12.07%
One Year	-18.46	-18.39	-14.97	-13.13	-13.37
Five Years	4.97	5.11	5.42	6.53	6.37
Ten Years	2.59	2.44	2.40	N.A.	N.A.
Life of Fund†	7.16	6.88	6.72	1.96	1.92

†Inception Dates – Class A and Class B: 3/28/96; Class C: 8/2/96; Class I: 7/2/99; Class S: 5/14/99

(1)  Average Annual Total Returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B shares reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC returns for Class C reflect a 1% CDSC for the first year. Class I shares are (and Class S shares were) offered to certain investors at net asset value.

Total Annual
Operating Expenses(2)	Class A	Class B	Class C	Class I
Expense Ratio	0.82%	1.57%	1.57%	0.58%

(2)     Source: Prospectus dated 5/1/08.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

“Return Before Taxes” does not take into consideration shareholder taxes. It is most relevant to tax-free or tax-deferred shareholder accounts. “Return After Taxes on Distributions” reflects the impact of federal income taxes due on Fund distributions of dividends and capital gains. It is most relevant to taxpaying shareholders who continue to hold their shares. “Return After Taxes on Distributions and Sale of Fund Shares” also reflects the impact of taxes on capital gain or loss realized upon a sale of shares. It is most relevant to taxpaying shareholders who sell their shares.

Average Annual Total Returns

(For the periods ended June 30, 2008)

Returns at Net Asset Value (NAV) (Class A)

	One Year	Five Years	Ten Years
Return Before Taxes	-13.48%	6.21%	3.20%
Return After Taxes on Distributions	-13.64	6.08	3.14
Return After Taxes on Distributions and Sale of Fund Shares	-8.51	5.38	2.78

Returns at Public Offering Price (POP) (Class A)

	One Year	Five Years	Ten Years
Return Before Taxes	-18.46%	4.97%	2.59%
Return After Taxes on Distributions	-18.61	4.83	2.53
Return After Taxes on Distributions and Sale of Fund Shares	-11.76	4.29	2.24

Average Annual Total Returns

(For the periods ended June 30, 2008)

Returns at Net Asset Value (NAV) (Class C)

	One Year	Five Years	Ten Years
Return Before Taxes	-14.11%	5.42%	2.40%
Return After Taxes on Distributions	-14.18	5.38	2.38
Return After Taxes on Distributions and Sale of Fund Shares	-9.05	4.68	2.08

Returns at Public Offering Price (POP) (Class C)

	One Year	Five Years	Ten Years
Return Before Taxes	-14.97%	5.42%	2.40%
Return After Taxes on Distributions	-15.04	5.38	2.38
Return After Taxes on Distributions and Sale of Fund Shares	-9.61	4.68	2.08

Average Annual Total Returns

(For the periods ended June 30, 2008)

Returns at Net Asset Value (NAV) (Class B)

	One Year	Five Years	Ten Years
Return Before Taxes	-14.10%	5.43%	2.44%
Return After Taxes on Distributions	-14.11	5.43	2.43
Return After Taxes on Distributions and Sale of Fund Shares	-9.15	4.69	2.10

Returns at Public Offering Price (POP) (Class B)

	One Year	Five Years	Ten Years
Return Before Taxes	-18.39%	5.11%	2.44%
Return After Taxes on Distributions	-18.41	5.10	2.43
Return After Taxes on Distributions and Sale of Fund Shares	-11.94	4.40	2.10

Average Annual Total Returns

(For the periods ended June 30, 2008)

Returns at Net Asset Value (NAV) (Class I)

	One Year	Five Years	Life of Fund
Return Before Taxes	-13.13%	6.53%	1.96%
Return After Taxes on Distributions	-13.33	6.31	1.85
Return After Taxes on Distributions and Sale of Fund Shares	-8.21	5.65	1.69

Average Annual Total Returns

(For the periods ended June 30, 2008)

Returns at Net Asset Value (NAV) (Class S)

	One Year	Five Years	Life of Fund
Return Before Taxes	-13.37%	6.37%	1.92%
Return After Taxes on Distributions	-13.74	6.18	2.03
Return After Taxes on Distributions and Sale of Fund Shares	-8.65	5.46	1.81

Class A and Class B of the Fund commenced investment operations on 3/28/96, Class C commenced operations on 8/2/96, Class I commenced operations on 7/2/99, and Class S commenced operations on 5/14/99. Returns at Public Offering Price (POP) reflect the deduction of the maximum initial sales charge and applicable CDSC, while Returns at Net Asset Value (NAV) do not.

After-tax returns are calculated using certain assumptions. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for the same period because no taxable distributions were made during that period. Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.eatonvance.com.

Eaton Vance Tax-Managed Growth Fund 1.1 as of June 30, 2008

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2008 – June 30, 2008).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Eaton Vance Tax-Managed Growth Fund 1.1

	Beginning Account Value (1/1/08)	Ending Account Value (6/30/08)	Expenses Paid During Period* (1/1/08 – 6/30/08)
Actual
Class A	$1,000.00	$878.60	$3.92
Class B	$1,000.00	$875.50	$7.41
Class C	$1,000.00	$875.40	$7.41
Class I	$1,000.00	$880.30	$2.81
Class S	$1,000.00	$879.30	$3.27
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.70	$4.22
Class B	$1,000.00	$1,017.00	$7.97
Class C	$1,000.00	$1,017.00	$7.97
Class I	$1,000.00	$1,021.90	$3.02
Class S	$1,000.00	$1,021.40	$3.52

* Expenses are equal to the Fund's annualized expense ratio of 0.84% for Class A shares, 1.59% for Class B shares, 1.59% for Class C shares, 0.60% for Class I shares, and 0.70% for Class S shares multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2007. The Example reflects the expenses of both the Fund and the Portfolio.

Eaton Vance Tax-Managed Growth Fund 1.1 as of June 30, 2008

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of June 30, 2008

Assets
Investment in Tax-Managed Growth Portfolio, at value (identified cost, $1,194,351,059)	$2,116,770,670
Receivable for Fund shares sold	1,811,344
Total assets	$2,118,582,014
Liabilities
Payable for Fund shares redeemed	$3,976,106
Payable to affiliate for distribution and service fees	907,698
Payable to affiliate for Trustees' fees	118
Accrued expenses	380,174
Total liabilities	$5,264,096
Net Assets	$2,113,317,918
Sources of Net Assets
Paid-in capital	$1,826,624,786
Accumulated net realized loss from Portfolio (computed on the basis of identified cost)	(647,979,441)
Accumulated undistributed net investment income	12,252,962
Net unrealized appreciation from Portfolio (computed on the basis of identified cost)	922,419,611
Total	$2,113,317,918
Class A Shares
Net Assets	$1,389,808,195
Shares Outstanding	58,732,615
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$23.66
Maximum Offering Price Per Share (100 ÷ 94.25 of $23.66)	$25.10
Class B Shares
Net Assets	$252,792,853
Shares Outstanding	11,200,435
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$22.57
Class C Shares
Net Assets	$437,810,002
Shares Outstanding	20,426,260
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$21.43
Class I Shares
Net Assets	$6,995,860
Shares Outstanding	312,829
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$22.36
Class S Shares
Net Assets	$25,911,008
Shares Outstanding	1,084,389
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$23.89
On sales of $50,000 or more, the offering price of Class A shares is reduced.

* Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

Statement of Operations

For the Six Months Ended
June 30, 2008

Investment Income
Dividends allocated from Portfolio (net of foreign taxes, $421,112)	$24,565,251
Interest allocated from Portfolio	292,672
Securities lending income allocated from Portfolio, net	76,889
Expenses allocated from Portfolio	(5,263,619)
Net investment income from Portfolio	$19,671,193
Expenses
Trustees' fees and expenses	$895
Distribution and service fees Class A	1,859,060
Class B	1,611,781
Class C	2,404,876
Class S	27,546
Transfer and dividend disbursing agent fees	1,058,580
Printing and postage	148,799
Registration fees	42,040
Custodian fee	23,415
Legal and accounting services	11,416
Miscellaneous	285,513
Total expenses	$7,473,921
Net investment income	$12,197,272
Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) — Investment transactions (identified cost basis)(1)	$62,873,911
Foreign currency transactions	5,031
Net realized gain	$62,878,942
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$(384,429,228)
Foreign currency	8,558
Net change in unrealized appreciation (depreciation)	$(384,420,670)
Net realized and unrealized loss	$(321,541,728)
Net decrease in net assets from operations	$(309,344,456)

(1)  Includes net realized gains of $56,776,266 from redemptions in-kind.

See notes to financial statements

Eaton Vance Tax-Managed Growth Fund 1.1 as of June 30, 2008

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
From operations — Net investment income	$12,197,272	$23,801,533
Net realized gain from investment and foreign currency transactions	62,878,942	163,803,751
Net change in unrealized depreciation of investments and foreign currency	(384,420,670)	(72,469,971)
Net increase (decrease) in net assets from operations	$(309,344,456)	$115,135,313
Distributions to shareholders — From net investment income Class A	$—	$(19,852,736)
Class B	—	(377,377)
Class C	—	(3,019,203)
Class I	—	(62,313)
Class S	—	(389,469)
Tax return of capital Class A	—	(108,794)
Class B	—	(2,068)
Class C	—	(16,545)
Class I	—	(342)
Class S	—	(2,134)
Total distributions to shareholders	$—	$(23,830,981)
Transactions in shares of beneficial interest — Proceeds from sale of shares Class A	$3,957,279	$15,943,532
Class B	1,241,439	4,106,823
Class C	2,279,197	6,476,220
Class I	168,786,038	391,859,970
Net asset value of shares issued to shareholders in payment of distributions declared Class A	—	15,994,544
Class B	—	308,782
Class C	—	2,226,491
Class I	—	6,615
Class S	—	13,929
Cost of shares redeemed Class A	(120,631,022)	(257,606,816)
Class B	(33,720,788)	(119,493,752)
Class C	(38,173,852)	(85,550,674)
Class I	(178,821,412)	(389,510,450)
Class S	(1,380,757)	(3,236,140)
Net asset value of shares exchanged Class A	75,888,974	314,052,129
Class B	(75,888,974)	(314,052,129)
Net decrease in net assets from Fund share transactions	$(196,463,878)	$(418,460,926)
Net decrease in net assets	$(505,808,334)	$(327,156,594)

Net Assets	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
At beginning of period	$2,619,126,252	$2,946,282,846
At end of period	$2,113,317,918	$2,619,126,252
Accumulated undistributed net investment income included in net assets
At end of period	$12,252,962	$55,690

See notes to financial statements

Eaton Vance Tax-Managed Growth Fund 1.1 as of June 30, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class A
	Six Months Ended June 30, 2008		Year Ended December 31,
	(Unaudited)		2007	2006		2005		2004		2003
Net asset value — Beginning of period	$26.930		$26.130	$23.310		$22.550		$20.800		$16.920
Income (loss) from operations
Net investment income(1)	$0.164		$0.315	$0.258		$0.197		$0.175		$0.120
Net realized and unrealized gain (loss)	(3.434)		0.819	2.839		0.772		1.757		3.836
Total income (loss) from operations	$(3.270)		$1.134	$3.097		$0.969		$1.932		$3.956
Less distributions
From net investment income	$—		$(0.332)	$(0.277)		$(0.209)		$(0.182)		$(0.076)
Tax return of capital	—		(0.002)	(0.000	)(2)	—		—		—
Total distributions	$—		$(0.334)	$(0.277)		$(0.209)		$(0.182)		$(0.076)
Net asset value — End of period	$23.660		$26.930	$26.130		$23.310		$22.550		$20.800
Total Return(3)	(12.14	)%(10)	4.32%	13.28%		4.29%		9.30%		23.39%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$1,389,808		$1,624,818	$1,491,828		$1,097,719		$1,024,002		$982,531
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(4)(5)	0.84	%(6)	0.82%	0.80%		0.83	%(7)	0.80	%(7)	0.85%
Net investment income	1.31	%(6)	1.16%	1.05%		0.87%		0.82%		0.66%
Portfolio Turnover of the Portfolio(8)	1	%(10)	2%	1%		0	%(9)	3%		15%

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Less than $0.001 per share.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)  Includes the Fund's share of the Portfolio's allocated expenses.

(5)  Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)  Annualized.

(7)  The investment adviser waived a portion of its investment adviser fee equal to less than 0.01% of average daily net assets for the years ended December 31, 2005 and 2004.

(8)  Excludes the value of portfolio securities contributed or distributed as a result of in-kind shareholder transactions. The total turnover rate of the Portfolio including in-kind contributions and distributions of securities was 2%, 6%, 7%, 6%, 10% and 21% for the six months ended June 30, 2008 and the five preceding calendar years.

(9)  Amounts to less than 1%.

(10)  Not annualized.

See notes to financial statements

Eaton Vance Tax-Managed Growth Fund 1.1 as of June 30, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class B
	Six Months Ended June 30, 2008		Year Ended December 31,
	(Unaudited)		2007		2006		2005		2004		2003
Net asset value — Beginning of period	$25.780		$24.920		$22.170		$21.430		$19.760		$16.130
Income (loss) from operations
Net investment income (loss)(1)	$0.065		$0.103		$0.065		$0.025		$0.012		$(0.016)
Net realized and unrealized gain (loss)	(3.275)		0.781		2.690		0.721		1.667		3.646
Total income (loss) from operations	$(3.210)		$0.884		$2.755		$0.746		$1.679		$3.630
Less distributions
From net investment income	$—		$(0.024)		$(0.005)		$(0.006)		$(0.009)		$—
Tax return of capital	—		(0.000	)(2)	(0.000	)(2)	—		—		—
Total distributions	$—		$(0.024)		$(0.005)		$(0.006)		$(0.009)		$—
Net asset value — End of period	$22.570		$25.780		$24.920		$22.170		$21.430		$19.760
Total Return(3)	(12.45	)%(10)	3.55%		12.43%		3.48%		8.50%		22.50%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$252,793		$405,461		$805,778		$1,408,499		$1,991,318		$2,321,779
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(4)(5)	1.59	%(6)	1.57%		1.55%		1.58	%(7)	1.55	%(7)	1.60%
Net investment income (loss)	0.54	%(6)	0.40%		0.28%		0.12%		0.06%		(0.09)%
Portfolio Turnover of the Portfolio(8)	1	%(10)	2%		1%		0	%(9)	3%		15%

(1)  Net investment income (loss) per share was computed using average shares outstanding.

(2)  Less than $0.001 per share.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)  Includes the Fund's share of the Portfolio's allocated expenses.

(5)  Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)  Annualized.

(7)  The investment adviser waived a portion of its investment adviser fee equal to less than 0.01% of average daily net assets for the years ended December 31, 2005 and 2004.

(8)  Excludes the value of portfolio securities contributed or distributed as a result of in-kind shareholder transactions. The total turnover rate of the Portfolio including in-kind contributions and distributions of securities was 2%, 6%, 7%, 6%, 10% and 21% for the six months ended June 30, 2008 and the five preceding calendar years.

(9)  Amounts to less than 1%.

(10)  Not annualized.

See notes to financial statements

Eaton Vance Tax-Managed Growth Fund 1.1 as of June 30, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class C
	Six Months Ended June 30, 2008		Year Ended December 31,
	(Unaudited)		2007	2006		2005		2004		2003
Net asset value — Beginning of period	$24.480		$23.780	$21.240		$20.560		$18.970		$15.490
Income (loss) from operations
Net investment income (loss)(1)	$0.063		$0.100	$0.065		$0.024		$0.013		$(0.015)
Net realized and unrealized gain (loss)	(3.113)		0.738	2.571		0.696		1.602		3.495
Total income (loss) from operations	$(3.050)		$0.838	$2.636		$0.720		$1.615		$3.480
Less distributions
From net investment income	$—		$(0.137)	$(0.096)		$(0.040)		$(0.025)		$—
Tax return of capital	—		(0.001)	(0.000	)(2)	—		—		—
Total distributions	$—		$(0.138)	$(0.096)		$(0.040)		$(0.025)		$—
Net asset value — End of period	$21.430		$24.480	$23.780		$21.240		$20.560		$18.970
Total Return(3)	(12.46	)%(10)	3.52%	12.41%		3.50%		8.52%		22.47%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$437,810		$538,593	$597,399		$634,290		$744,512		$818,715
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(4)(5)	1.59	%(6)	1.57%	1.55%		1.58	%(7)	1.55	%(7)	1.60%
Net investment income (loss)	0.56	%(6)	0.41%	0.29%		0.12%		0.07%		(0.09)%
Portfolio Turnover of the Portfolio(8)	1	%(10)	2%	1%		0	%(9)	3%		15%

(1)  Net investment income (loss) per share was computed using average shares outstanding.

(2)  Less than $0.001 per share.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)  Includes the Fund's share of the Portfolio's allocated expenses.

(5)  Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)  Annualized.

(7)  The investment adviser waived a portion of its investment adviser fee equal to less than 0.01% of average daily net assets for the years ended December 31, 2005 and 2004.

(8)  Excludes the value of portfolio securities contributed or distributed as a result of in-kind shareholder transactions. The total turnover rate of the Portfolio including in-kind contributions and distributions of securities was 2%, 6%, 7%, 6%, 10% and 21% for the six months ended June 30, 2008 and the five preceding calendar years.

(9)  Amounts to less than 1%.

(10)  Not annualized.

See notes to financial statements

Eaton Vance Tax-Managed Growth Fund 1.1 as of June 30, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class I
	Six Months Ended June 30, 2008		Year Ended December 31,
	(Unaudited)		2007	2006		2005		2004		2003
Net asset value — Beginning of period	$25.400		$24.630	$21.990		$21.290		$19.860		$16.130
Income (loss) from operations
Net investment income(1)	$0.128		$0.286	$0.240		$0.238		$0.219		$0.159
Net realized and unrealized gain (loss)	(3.168)		0.885	2.732		0.726		1.685		3.665
Total income (loss) from operations	$(3.040)		$1.171	$2.972		$0.964		$1.904		$3.824
Less distributions
From net investment income	$—		$(0.399)	$(0.332)		$(0.264)		$(0.474)		$(0.094)
Tax return of capital	—		(0.002)	(0.000	)(2)	—		—		—
Total distributions	$—		$(0.401)	$(0.332)		$(0.264)		$(0.474)		$(0.094)
Net asset value — End of period	$22.360		$25.400	$24.630		$21.990		$21.290		$19.860
Total Return(3)	(11.97	)%(10)	4.73%	13.51%		4.52%		9.58%		23.76%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$6,996		$19,344	$18,150		$644		$709		$679
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(4)(5)	0.60	%(6)	0.58%	0.55%		0.58	%(7)	0.55	%(7)	0.60%
Net investment income	1.08	%(6)	1.12%	1.00%		1.12%		1.08%		0.91%
Portfolio Turnover of the Portfolio(8)	1	%(10)	2%	1%		0	%(9)	3%		15%

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Less than $0.001 per share.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)  Includes the Fund's share of the Portfolio's allocated expenses.

(5)  Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)  Annualized.

(7)  The investment adviser waived a portion of its investment adviser fee equal to less than 0.01% of average daily net assets for the years ended December 31, 2005 and 2004.

(8)  Excludes the value of portfolio securities contributed or distributed as a result of in-kind shareholder transactions. The total turnover rate of the Portfolio including in-kind contributions and distributions of securities was 2%, 6%, 7%, 6%, 10% and 21% for the six months ended June 30, 2008 and the five preceding calendar years.

(9)  Amounts to less than 1%.

(10)  Not annualized.

See notes to financial statements

Eaton Vance Tax-Managed Growth Fund 1.1 as of June 30, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class S
	Six Months Ended June 30, 2008		Year Ended December 31,
	(Unaudited)		2007	2006		2005		2004		2003
Net asset value — Beginning of period	$27.170		$26.330	$23.470		$22.680		$20.880		$16.970
Income (loss) from operations
Net investment income(1)	$0.184		$0.354	$0.288		$0.235		$0.211		$0.144
Net realized and unrealized gain (loss)	(3.464)		0.830	2.852		0.772		1.779		3.857
Total income (loss) from operations	$(3.280)		$1.184	$3.140		$1.007		$1.990		$4.001
Less distributions
From net investment income	$—		$(0.342)	$(0.280)		$(0.217)		$(0.190)		$(0.091)
Tax return of capital	—		(0.002)	(0.000	)(2)	—		—		—
Total distributions	$—		$(0.344)	$(0.280)		$(0.217)		$(0.190)		$(0.091)
Net asset value — End of period	$23.890		$27.170	$26.330		$23.470		$22.680		$20.880
Total Return(3)	(12.07	)%(10)	4.48%	13.37%		4.43%		9.54%		23.58%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$25,911		$30,910	$33,127		$32,946		$34,158		$35,292
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(4)(5)	0.70	%(6)	0.68%	0.68%		0.66	%(7)	0.64	%(7)	0.71%
Net investment income	1.45	%(6)	1.29%	1.17%		1.04%		0.99%		0.79%
Portfolio Turnover of the Portfolio(8)	1	%(10)	2%	1%		0	%(9)	3%		15%

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Less than $0.001 per share.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)  Includes the Fund's share of the Portfolio's allocated expenses.

(5)  Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)  Annualized.

(7)  The investment adviser waived a portion of its investment adviser fee equal to less than 0.01% of average daily net assets for the years ended December 31, 2005 and 2004.

(8)  Excludes the value of portfolio securities contributed or distributed as a result of in-kind shareholder transactions. The total turnover rate of the Portfolio including in-kind contributions and distributions of securities was 2%, 6%, 7%, 6%, 10% and 21% for the six months ended June 30, 2008 and the five preceding calendar years.

(9)  Amounts to less than 1%.

(10)  Not annualized.

See notes to financial statements

Eaton Vance Tax-Managed Growth Fund 1.1 as of June 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Eaton Vance Tax-Managed Growth Fund 1.1 (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund has five classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Class S shares were issued in connection with the acquisition of a private investment company and are exempt from registration under the Securities Act of 1933. Effective March 30, 2001, the Fund was closed to new accounts. Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund's prospectus. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class's paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests of Tax-Managed Growth Portfolio (the Portfolio), a New York trust, having the same investment objective and policies as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (12.9% at June 30, 2008).The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Portfolio of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund's net investment income or loss consists of the Fund's pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At December 31, 2007, the Fund, for federal income tax purposes, had a capital loss carryforward of $93,693,054 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforward will expire on December 31, 2010.

Additionally, at December 31, 2007, the Fund had a net capital loss of $723 attributable to foreign currency transactions incurred after October 31, 2007. This net capital loss is treated as arising on the first day of the Fund's taxable year ending December 31, 2008.

As of June 30, 2008, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Fund's federal tax returns filed in the 3-year period ended December 31, 2007 remains subject to examination by the Internal Revenue Service.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund's custodian fees are reported as a reduction of expenses in the Statement of Operations.

Eaton Vance Tax-Managed Growth Fund 1.1 as of June 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

I  Interim Financial Statements — The interim financial statements relating to June 30, 2008 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years, if any). Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex–dividend date or, at the election of the shareholder, receive distributions in cash.

The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3  Transactions with Affiliates

Eaton Vance Management (EVM) serves as the administrator to the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended June 30, 2008, EVM earned $63,271 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund's principal underwriter, received $10,072 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2008. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Except for Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organizations, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that the Fund will pay EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended June 30, 2008 amounted to $1,859,060 for Class A shares. The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class B and Class C Plans require the Fund to pay EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the

Eaton Vance Tax-Managed Growth Fund 1.1 as of June 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by each respective class. For the six months ended June 30, 2008, the Fund paid or accrued to EVD $1,208,836 and $1,803,657 for Class B and Class C shares, respectively, representing 0.75% of the average daily net assets for Class B and Class C shares. At June 30, 2008, the amount of Uncovered Distribution Charges of EVD calculated under the Class B and Class C Plans were approximately $34,915,000 and $97,431,000, respectively. The Class B and Class C Plans also authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the six months ended June 30, 2008 amounted to $402,945 and $601,219 for Class B and Class C shares, respectively. Pursuant to a servicing agreement, the Fund pays EVD a service fee of 0.20% per annum of its average daily net assets attributable to Class S shares, one-half of which is paid by EVD to a subagent. Service fees paid or accrued for the six months ended June 30, 2008 amounted to $27,546 for Class S shares.

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund's Class B and Class C Plans. CDSCs received on Class B and Class C redemptions when no Uncovered Distribution Charges exist are credited to the Fund. For the six months ended June 30, 2008, the Fund was informed that EVD received approximately $10,000, $77,000 and $2,000 of CDSC's paid by Class A, Class B and Class C shareholders, respectively.

6  Investment Transactions

For the six months ended June 30, 2008, increases and decreases in the Fund's investment in the Portfolio aggregated $252,218,571 and $456,695,254, respectively. Decreases in the Fund's investment in the Portfolio include distributions of common stock as the result of redemptions in-kind of $171,149,546.

7  Shares of Beneficial Interest

The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Sales and redemptions of Class I shares include shares purchased and redeemed in connection with the ReFlow liquidity program, a program designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. Transactions in Fund shares were as follows:

Class A	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
Sales	157,551	591,179
Issued to shareholders electing to receive payments of distributions in Fund shares	—	584,593
Redemptions	(4,798,482)	(9,473,833)
Exchange from Class B shares	3,034,815	11,537,727
Net increase (decrease)	(1,606,116)	3,239,666
Class B	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
Sales	51,535	159,482
Issued to shareholders electing to receive payments of distributions in Fund shares	—	11,786
Redemptions	(1,402,706)	(4,641,307)
Exchange to Class A shares	(3,175,880)	(12,136,588)
Net decrease	(4,527,051)	(16,606,627)

Eaton Vance Tax-Managed Growth Fund 1.1 as of June 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

Class C	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
Sales	99,751	263,467
Issued to shareholders electing to receive payments of distributions in Fund shares	—	89,489
Redemptions	(1,672,691)	(3,480,174)
Net decrease	(1,572,940)	(3,127,218)
Class I	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
Sales	7,114,514	15,284,249
Issued to shareholders electing to receive payments of distributions in Fund shares	—	256
Redemptions	(7,563,243)	(15,259,770)
Net increase (decrease)	(448,729)	24,735
Class S	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
Issued to shareholders electing to receive payments of distributions in Fund shares	—	504
Redemptions	(53,175)	(120,872)
Net decrease	(53,175)	(120,368)

Tax-Managed Growth Portfolio as of June 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.4%
Security	Shares	Value
Aerospace & Defense — 3.9%
Boeing Co. (The)	973,013	$63,946,414
General Dynamics Corp.	1,484,304	124,978,397
Honeywell International, Inc.	293,134	14,738,778
Lockheed Martin Corp.	19,800	1,953,468
Northrop Grumman Corp.	3,054,737	204,361,905
Raytheon Co.	58,540	3,294,631
Rockwell Collins, Inc.	129,632	6,217,151
United Technologies Corp.	3,701,837	228,403,343
		$647,894,087
Air Freight & Logistics — 2.0%
CH Robinson Worldwide, Inc.	189,610	$10,398,212
FedEx Corp.	2,095,835	165,130,840
United Parcel Service, Inc., Class B	2,606,264	160,207,048
		$335,736,100
Airlines — 0.0%
Southwest Airlines Co.	334,163	$4,357,486
		$4,357,486
Auto Components — 0.2%
Delphi Corp.(1)	5,361	$391
Johnson Controls, Inc.	741,207	21,257,817
WABCO Holdings, Inc.	73,907	3,433,719
		$24,691,927
Automobiles — 0.1%
DaimlerChrysler AG	24,284	$1,497,594
Ford Motor Co.(1)	4,330	20,827
General Motors Corp.	5,751	66,136
Harley-Davidson, Inc.	172,991	6,272,654
		$7,857,211
Beverages — 6.2%
Anheuser-Busch Cos., Inc.	4,663,258	$289,681,587
Brown-Forman Corp., Class A	479,732	36,469,227
Brown-Forman Corp., Class B	45,820	3,462,617
Coca-Cola Co. (The)	5,241,602	272,458,472
Coca-Cola Enterprises, Inc.	1,290,080	22,318,384
PepsiCo, Inc.	6,270,790	398,759,536
		$1,023,149,823

Security	Shares	Value
Biotechnology — 1.1%
Amgen, Inc.(1)	2,977,102	$140,400,130
Biogen Idec, Inc.(1)	212,421	11,872,210
Genentech, Inc.(1)	11,609	881,123
Genzyme Corp.(1)	244,608	17,616,668
Gilead Sciences, Inc.(1)	272,329	14,419,821
		$185,189,952
Building Products — 0.1%
Masco Corp.	778,014	$12,238,160
		$12,238,160
Capital Markets — 4.1%
Affiliated Managers Group, Inc.(1)	20,520	$1,848,031
Ameriprise Financial, Inc.	65,118	2,648,349
Bank of New York Mellon Corp. (The)	880,667	33,315,633
Charles Schwab Corp. (The)	797,107	16,372,578
Credit Suisse Group	155,136	7,081,776
Deutsche Bank AG	16,000	1,365,600
E*Trade Financial Corp.(1)	45,935	144,236
Federated Investors, Inc., Class B	1,213,184	41,757,793
Franklin Resources, Inc.	539,468	49,442,242
Goldman Sachs Group, Inc.	1,116,548	195,284,245
Knight Capital Group, Inc., Class A(1)	571,423	10,274,186
Legg Mason, Inc.	82,784	3,606,899
Lehman Brothers Holdings, Inc.	195,374	3,870,359
Merrill Lynch & Co., Inc.	2,120,933	67,254,785
Morgan Stanley	3,022,205	109,010,934
Northern Trust Corp.	676,568	46,392,268
Piper Jaffray Cos., Inc.(1)	8,742	256,403
Raymond James Financial, Inc.	157,500	4,156,425
State Street Corp.	595,981	38,136,824
T. Rowe Price Group, Inc.	341,862	19,304,947
UBS AG(1)	202,604	4,185,799
Waddell & Reed Financial, Inc., Class A	273,635	9,579,961
		$665,290,273
Chemicals — 0.9%
Arch Chemicals, Inc.	4,950	$164,092
Ashland, Inc.	39,261	1,892,380
Dow Chemical Co. (The)	252,695	8,821,582
E.I. Du Pont de Nemours & Co.	1,095,402	46,981,792
Ecolab, Inc.	414,911	17,837,024
Monsanto Co.	36,099	4,564,358

See notes to financial statements

Tax-Managed Growth Portfolio as of June 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Chemicals (continued)
Olin Corp.	9,900	$259,182
PPG Industries, Inc.	14,262	818,211
Rohm and Haas Co.	2,380	110,527
Sigma-Aldrich Corp.	1,049,102	56,504,634
Tronox, Inc., Class B	3,250	9,815
Valspar Corp. (The)	716,998	13,558,432
		$151,522,029
Commercial Banks — 3.9%
Associated Banc-Corp.	34,850	$672,256
Banco Bilbao Vizcaya Argentaria SA ADR	76,264	1,446,728
Bank of Hawaii Corp.	69,735	3,333,333
Bank of Montreal	60,909	2,511,278
BB&T Corp.	1,490,483	33,938,298
City National Corp.	143,260	6,026,948
Comerica, Inc.	304,100	7,794,083
Commerce Bancshares, Inc.	38,695	1,534,644
Fifth Third Bancorp	2,977,021	30,306,074
First Horizon National Corp.	106,594	791,993
First Midwest Bancorp, Inc.	241,668	4,507,108
HSBC Holdings PLC	220,592	3,400,080
HSBC Holdings PLC ADR	378,428	29,025,428
Huntington Bancshares, Inc.	440,910	2,544,051
KeyCorp	482,261	5,295,226
M&T Bank Corp.	63,634	4,488,742
Marshall & Ilsley Corp.	672,512	10,309,609
National City Corp.(2)	1,191,169	5,681,876
PNC Financial Services Group, Inc.	86,068	4,914,483
Regions Financial Corp.	1,944,333	21,212,673
Royal Bank of Canada	610,067	27,251,693
Societe Generale	1,669,583	144,852,104
SunTrust Banks, Inc.	829,056	30,028,408
Synovus Financial Corp.	490,874	4,285,330
Toronto-Dominion Bank	17,915	1,115,567
Trustmark Corp.	205,425	3,625,751
U.S. Bancorp	4,879,497	136,089,171
Valley National Bancorp.	5,490	86,577
Wachovia Corp.	2,729,682	42,391,961
Wells Fargo & Co.	2,841,132	67,476,885
Westamerica Bancorporation	1,968	103,497
Zions Bancorporation	328,893	10,356,841
		$647,398,696

Security	Shares	Value
Commercial Services & Supplies — 0.2%
ACCO Brands Corp.(1)	15,490	$173,953
Allied Waste Industries, Inc.(1)	600,000	7,572,000
Avery Dennison Corp.	56,594	2,486,174
Cintas Corp.	279,410	7,407,159
Herman Miller, Inc.	150,600	3,748,434
HNI Corp.	291,437	5,146,777
PHH Corp.(1)	20,068	308,044
Pitney Bowes, Inc.	43,177	1,472,336
RR Donnelley & Sons Co.	7,569	224,724
Waste Management, Inc.	143,738	5,420,360
		$33,959,961
Communications Equipment — 2.9%
ADC Telecommunications, Inc.(1)	1	$15
Alcatel SA ADR(1)	89,240	539,010
Cisco Systems, Inc.(1)	8,618,587	200,468,334
Corning, Inc.	3,669,485	84,581,629
EchoStar Corp., Class A(1)	7,030	219,477
Juniper Networks, Inc.(1)	137,067	3,040,146
Motorola, Inc.	1,238,348	9,089,474
Nokia Oyj ADR	2,012,328	49,302,036
Nortel Networks Corp.(1)	72,544	596,312
QUALCOMM, Inc.	2,806,558	124,526,978
Research In Motion, Ltd.(1)	75,000	8,767,500
Tellabs, Inc.(1)	25,118	116,799
		$481,247,710
Computer Peripherals — 2.7%
Apple, Inc.(1)	176,164	$29,496,900
Dell, Inc.(1)	4,273,087	93,495,144
EMC Corp.(1)	1,746,375	25,654,249
Hewlett-Packard Co.	897,649	39,685,062
International Business Machines Corp.	1,713,292	203,076,501
Lexmark International, Inc., Class A(1)	1,089,157	36,410,519
NetApp, Inc.(1)	419,094	9,077,576
Sun Microsystems, Inc.(1)	7,208	78,423
		$436,974,374
Construction & Engineering — 0.0%
Jacobs Engineering Group, Inc.(1)	87,997	$7,101,358
		$7,101,358

See notes to financial statements

Tax-Managed Growth Portfolio as of June 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Construction Materials — 0.1%
CRH PLC	159,526	$4,579,115
Vulcan Materials Co.	201,862	12,067,310
		$16,646,425
Consumer Finance — 0.7%
American Express Co.	677,156	$25,508,467
Capital One Financial Corp.	1,718,090	65,304,601
Discover Financial Services	1,230,162	16,201,234
SLM Corp.(1)	70,005	1,354,597
		$108,368,899
Containers & Packaging — 0.1%
Bemis Co., Inc.	279,823	$6,273,632
Sonoco Products Co.	38,555	1,193,277
Temple-Inland, Inc.	90,660	1,021,738
		$8,488,647
Distributors — 0.1%
Genuine Parts Co.	188,424	$7,476,664
		$7,476,664
Diversified Consumer Services — 0.2%
Apollo Group, Inc., Class A(1)	27,070	$1,198,118
H&R Block, Inc.	1,603,312	34,310,877
		$35,508,995
Diversified Financial Services — 1.4%
Bank of America Corp.	3,446,003	$82,256,092
Citigroup, Inc.	2,269,303	38,033,518
CME Group, Inc.	15,159	5,808,777
ING Groep NV ADR	92,791	2,927,556
IntercontinentalExchange, Inc.(1)	13,162	1,500,468
JPMorgan Chase & Co.	2,682,847	92,048,481
Moody's Corp.	323,702	11,148,297
		$233,723,189
Diversified Telecommunication Services — 1.8%
AT&T, Inc.	1,589,435	$53,548,065
BCE, Inc.	2,653,500	92,368,335
Bell Aliant Regional Communications, Inc.(1)(3)	210,251	6,026,415
Deutsche Telekom AG ADR	1,759,603	28,804,701
Embarq Corp.	10,156	480,074
Fairpoint Communciations, Inc.	7,769	56,014
McLeod USA, Inc., Class A(1)(4)	947	0

Security	Shares	Value
Diversified Telecommunication Services (continued)
RSL Communications, Ltd., Class A(1)(4)	247,161	$0
Telefonos de Mexico SA de CV ADR	2,019,435	47,820,221
Telmex Internacional SAB de CV ADR(1)	2,019,435	32,512,903
Verizon Communications, Inc.	512,786	18,152,624
Windstream Corp.	906,552	11,186,852
		$290,956,204
Electric Utilities — 0.6%
Duke Energy Corp.	432,532	$7,517,406
Exelon Corp.	1,011,736	91,015,771
Southern Co. (The)	68,451	2,390,309
		$100,923,486
Electrical Equipment — 0.8%
Emerson Electric Co.	2,529,221	$125,069,978
Rockwell Automation, Inc.	112,400	4,915,252
Roper Industries, Inc.	46,244	3,046,555
		$133,031,785
Electronic Equipment & Instruments — 0.4%
Agilent Technologies, Inc.(1)	459,803	$16,341,399
Arrow Electronics, Inc.(1)	8,750	268,800
Flextronics International, Ltd.(1)	480,195	4,513,833
Jabil Circuit, Inc.	1,435,596	23,558,130
National Instruments Corp.	88,674	2,515,681
Plexus Corp.(1)	138,091	3,822,359
Tyco Electronics, Ltd.	261,877	9,380,434
		$60,400,636
Energy Equipment & Services — 1.3%
Baker Hughes, Inc.	204,980	$17,902,953
Halliburton Co.	900,476	47,788,261
Schlumberger, Ltd.	1,176,016	126,339,399
Transocean, Inc.(1)	81,993	12,494,913
		$204,525,526
Food & Staples Retailing — 2.6%
Costco Wholesale Corp.	913,115	$64,045,886
CVS Caremark Corp.	2,389,630	94,557,659
Kroger Co. (The)	1,311,785	37,871,233
Safeway, Inc.	534,989	15,273,936
Sysco Corp.	2,322,757	63,899,045
Walgreen Co.	971,030	31,568,185
Wal-Mart Stores, Inc.	2,033,522	114,283,936
		$421,499,880

See notes to financial statements

Tax-Managed Growth Portfolio as of June 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Food Products — 2.5%
Archer-Daniels-Midland Co.(5)	25,859	$872,087
Archer-Daniels-Midland Co.	1,933,807	65,265,986
Campbell Soup Co.	1,286,000	43,029,560
ConAgra Foods, Inc.	184,395	3,555,136
Del Monte Foods Co.	21,341	151,521
General Mills, Inc.	28,272	1,718,089
H.J. Heinz Co.	124,700	5,966,895
Hershey Co. (The)	519,478	17,028,489
J.M. Smucker Co. (The)	3,166	128,666
Kellogg Co.	9,362	449,563
Kraft Foods, Inc., Class A	337,808	9,610,638
Nestle SA	2,750,000	124,286,760
Sara Lee Corp.	3,321,072	40,683,132
Smithfield Foods, Inc.(1)	580,473	11,539,803
TreeHouse Foods, Inc.(1)	2	49
Tyson Foods, Inc., Class A	110,347	1,648,584
Unilever NV	72,175	2,049,770
Unilever PLC ADR	1,755	49,860
William Wrigley Jr. Co.	997,504	77,585,861
		$405,620,449
Health Care Equipment & Supplies — 1.4%
Baxter International, Inc.	244,163	$15,611,782
Becton, Dickinson and Co.	63,708	5,179,460
Boston Scientific Corp.(1)	1,124,134	13,815,607
Covidien, Ltd.	281,877	13,499,090
Hospira, Inc.(1)	110,611	4,436,607
Medtronic, Inc.	2,639,819	136,610,633
St. Jude Medical, Inc.(1)	153,032	6,255,948
Stryker Corp.	168,467	10,593,205
Zimmer Holdings, Inc.(1)	291,816	19,858,079
		$225,860,411
Health Care Providers & Services — 1.4%
AmerisourceBergen Corp.	368,948	$14,754,231
Cardinal Health, Inc.	1,856,066	95,735,884
CIGNA Corp.	49,467	1,750,637
Express Scripts, Inc.(1)	196,994	12,355,464
Health Management Associates, Inc., Class A(1)	124,425	810,007
Henry Schein, Inc.(1)	946,563	48,814,254
IMS Health, Inc.	120,055	2,797,281
McKesson Corp.	6,462	361,290
Medco Health Solutions, Inc.(1)	341,920	16,138,624
PharMerica Corp.(1)	30,682	693,106
Sunrise Senior Living, Inc.(1)	8,000	179,840

Security	Shares	Value
Health Care Providers & Services (continued)
Tenet Healthcare Corp.(1)	1,548	$8,607
UnitedHealth Group, Inc.	441,856	11,598,720
WellPoint, Inc.(1)	609,715	29,059,017
		$235,056,962
Hotels, Restaurants & Leisure — 0.9%
Carnival Corp., Unit	542,168	$17,869,857
Darden Restaurants, Inc.	147,345	4,706,199
International Game Technology	416,304	10,399,274
International Speedway Corp., Class A	118,344	4,618,966
Marriott International, Inc., Class A	424,554	11,140,297
McDonald's Corp.	913,251	51,342,971
Starbucks Corp.(1)	2,248,271	35,387,786
Wyndham Worldwide Corp.	110,649	1,981,724
Yum! Brands, Inc.	241,673	8,480,306
		$145,927,380
Household Durables — 0.2%
Blyth, Inc.	46,500	$559,395
D.R. Horton, Inc.	639,250	6,935,862
Fortune Brands, Inc.	117,478	7,331,802
Leggett & Platt, Inc.	1,126,564	18,892,478
Newell Rubbermaid, Inc.	101,321	1,701,180
		$35,420,717
Household Products — 3.4%
Clorox Co. (The)	31,145	$1,625,769
Colgate-Palmolive Co.	694,712	48,004,599
Energizer Holdings, Inc.(1)	76,555	5,595,405
Kimberly-Clark Corp.	645,207	38,570,474
Procter & Gamble Co.	7,705,163	468,550,962
		$562,347,209
Independent Power Producers & Energy Traders — 0.0%
AES Corp. (The)(1)	133,519	$2,564,900
		$2,564,900
Industrial Conglomerates — 2.6%
3M Co.	1,005,447	$69,969,057
General Electric Co.	13,250,553	353,657,260
Textron, Inc.	43,912	2,104,702
Tyco International, Ltd.	50,145	2,007,806
		$427,738,825

See notes to financial statements

Tax-Managed Growth Portfolio as of June 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Insurance — 4.7%
Aegon NV ADR	5,272,475	$69,122,147
AFLAC, Inc.	2,241,995	140,797,286
Allstate Corp. (The)	191,074	8,711,064
American International Group, Inc.	6,235,727	164,997,336
AON Corp.	366,537	16,838,710
Arthur J. Gallagher & Co.	557,025	13,424,303
Berkshire Hathaway, Inc., Class A(1)	633	76,434,750
Berkshire Hathaway, Inc., Class B(1)	40,387	162,032,644
Chubb Corp.	28,354	1,389,630
Cincinnati Financial Corp.	66,783	1,696,288
Hartford Financial Services Group, Inc.	58,685	3,789,290
Lincoln National Corp.	142,819	6,472,557
Manulife Financial Corp.	246,658	8,561,499
Marsh & McLennan Cos., Inc.	416,952	11,070,076
MetLife, Inc.	81	4,274
Old Republic International Corp.	290,664	3,441,462
Progressive Corp.	2,706,380	50,663,434
SAFECO Corp.	8,000	537,280
Torchmark Corp.	318,929	18,705,186
Travelers Companies, Inc. (The)	341,539	14,822,793
UnumProvident Group	39,000	797,550
XL Capital Ltd., Class A	176,300	3,624,728
		$777,934,287
Internet & Catalog Retail — 0.1%
Amazon.com, Inc.(1)	43,801	$3,211,927
Expedia, Inc.(1)	403,096	7,408,904
IAC/InterActiveCorp(1)	429,832	8,287,161
		$18,907,992
Internet Software & Services — 1.2%
Akamai Technologies, Inc.(1)	530,000	$18,438,700
eBay, Inc.(1)	1,266,744	34,620,114
Google, Inc., Class A(1)	267,204	140,661,530
		$193,720,344
IT Services — 2.1%
Accenture, Ltd., Class A	2,739,520	$111,553,254
Acxiom Corp.	74,785	859,280
Automatic Data Processing, Inc.	1,464,001	61,341,642
Broadridge Financial Solutions, Inc.	23,891	502,906
Computer Sciences Corp.(1)	226,702	10,618,722
DST Systems, Inc.(1)	22,600	1,244,130

Security	Shares	Value
IT Services (continued)
Electronic Data Systems Corp.	1,252	$30,849
Fiserv, Inc.(1)	836,355	37,945,426
Gartner, Inc., Class A(1)	30,575	633,514
Metavante Technologies, Inc.(1)	201,899	4,566,955
Paychex, Inc.	983,290	30,757,311
Perot Systems Corp.(1)	321,536	4,826,255
Total System Services, Inc.	223,188	4,959,237
Western Union Co.	3,320,585	82,084,861
		$351,924,342
Leisure Equipment & Products — 0.0%
Eastman Kodak Co.	3,791	$54,704
Mattel, Inc.	22,565	386,313
		$441,017
Life Sciences Tools & Services — 0.2%
Dionex Corp.(1)	37,300	$2,475,601
Invitrogen Corp.(1)	693,826	27,239,609
PerkinElmer, Inc.	34,000	946,900
Thermo Fisher Scientific, Inc.(1)	18,700	1,042,151
		$31,704,261
Machinery — 4.2%
Caterpillar, Inc.	215,929	$15,939,879
Danaher Corp.	3,893,159	300,941,191
Deere & Co.	3,469,340	250,243,494
Dover Corp.	653,465	31,608,102
Illinois Tool Works, Inc.	1,707,680	81,131,877
ITT Industries, Inc.	8,428	533,745
Parker Hannifin Corp.	45,658	3,256,329
		$683,654,617
Media — 3.9%
CBS Corp., Class A	4,000	$77,920
CBS Corp., Class B	314,704	6,133,581
Citadel Broadcasting Corp.(1)	9,621	11,738
Comcast Corp., Class A	2,774,705	52,636,154
Comcast Corp., Class A Special	3,545,407	66,511,835
Discovery Holding Co., Class A(1)	16,629	365,173
DISH Network Corp., Class A(1)	35,150	1,029,192
E.W. Scripps Co. (The), Class A	51,066	2,121,282
Entercom Communications Corp.	220,000	1,544,400
Gannett Co., Inc.	475,121	10,295,872

See notes to financial statements

Tax-Managed Growth Portfolio as of June 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Media (continued)
Havas Advertising	3,047,734	$11,177,581
Idearc, Inc.	16,752	39,367
Interpublic Group of Cos., Inc.(1)	767,671	6,601,971
Liberty Global, Inc., Series A(1)	3,140	98,690
Liberty Global, Inc., Series C(1)	3,140	95,330
Liberty Entertainment, Series A(1)	33,260	805,890
Liberty Interactive, Series A(1)	41,572	613,603
Liberty Capital, Class A	8,315	119,736
Live Nation, Inc.(1)	8,750	92,575
McGraw-Hill Cos., Inc. (The)	499,647	20,045,838
New York Times Co. (The), Class A	22,468	345,783
News Corp., Class A	188,031	2,827,986
Omnicom Group, Inc.	4,812,634	215,991,014
Publicis Groupe	329,132	10,626,659
Time Warner, Inc.	4,002,679	59,239,649
Viacom, Inc., Class A(1)	4,000	122,440
Viacom, Inc., Class B(1)	298,748	9,123,764
Vivendi SA	128,988	4,867,052
Walt Disney Co.	4,887,643	152,494,462
Washington Post Co., Class B	12,870	7,553,403
WPP Group PLC ADR	67,544	3,229,954
		$646,839,894
Metals & Mining — 0.0%
Alcoa, Inc.	85,947	$3,061,432
Freeport-McMoRan Copper & Gold, Inc., Class B	21,456	2,514,429
		$5,575,861
Multiline Retail — 1.1%
Dollar Tree, Inc.(1)	30,000	$980,700
Family Dollar Stores, Inc.	287,608	5,734,904
JC Penney Co., Inc.	98,429	3,571,988
Macy's, Inc.	230,860	4,483,301
Nordstrom, Inc.	131,384	3,980,935
Sears Holdings Corp.(1)	4,107	302,522
Target Corp.	3,610,237	167,839,918
		$186,894,268
Multi-Utilities — 0.0%
Ameren Corp.	5,000	$211,150
PG&E Corp.	3,000	119,070
Wisconsin Energy Corp.	9,576	433,027
		$763,247

Security	Shares	Value
Office Electronics — 0.0%
Xerox Corp.	10,000	$135,600
Zebra Technologies Corp., Class A(1)	13,500	440,640
		$576,240
Oil, Gas & Consumable Fuels — 14.2%
Anadarko Petroleum Corp.	4,381,890	$327,940,648
Apache Corp.	2,147,950	298,565,050
BP PLC ADR	4,848,301	337,296,301
Chevron Corp.	703,788	69,766,504
ConocoPhillips	6,175,750	582,929,043
Devon Energy Corp.	568,771	68,343,523
El Paso Corp.	97,665	2,123,237
Exxon Mobil Corp.	6,572,368	579,222,792
Hess Corp.	53,765	6,784,605
Marathon Oil Corp.	177,844	9,224,768
Murphy Oil Corp.	78,679	7,714,476
Royal Dutch Shell PLC ADR, Class A	157,131	12,839,174
Royal Dutch Shell PLC ADR, Class B	9,594	768,575
Spectra Energy Corp.	263,315	7,567,673
Suncor Energy, Inc.	8,100	470,772
Total SA ADR	154,652	13,187,176
Williams Cos., Inc.	223,515	9,009,890
		$2,333,754,207
Paper and Forest Products — 0.1%
International Paper Co.	139,946	$3,260,742
Neenah Paper, Inc.	7,381	123,336
Weyerhaeuser Co.	85,055	4,349,713
		$7,733,791
Personal Products — 0.0%
Avon Products, Inc.	104,000	$3,746,080
Estee Lauder Cos., Inc., Class A	13,035	605,476
		$4,351,556
Pharmaceuticals — 7.8%
Abbott Laboratories	3,834,712	$203,124,695
Allergan, Inc.	282,162	14,686,532
Bristol-Myers Squibb Co.	3,890,450	79,870,939
Eli Lilly & Co.	4,403,703	203,274,930
Forest Laboratories, Inc.(1)	56,729	1,970,765
GlaxoSmithKline PLC ADR	442,201	19,554,128
Johnson & Johnson	3,897,694	250,777,632

See notes to financial statements

Tax-Managed Growth Portfolio as of June 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Pharmaceuticals (continued)
King Pharmaceuticals, Inc.(1)	152,305	$1,594,633
Merck & Co., Inc.	2,191,690	82,604,796
Mylan, Inc.(1)	6,832	82,462
Novo Nordisk A/S ADR	365,229	24,105,114
Pfizer, Inc.	12,476,193	217,959,092
Schering-Plough Corp.	1,809,728	35,633,544
Shering AG ADR	25,000	4,077,500
Teva Pharmaceutical Industries, Ltd. ADR	1,676,674	76,791,669
Watson Pharmaceuticals, Inc.(1)	558,195	15,166,158
Wyeth Corp.	909,627	43,625,711
		$1,274,900,300
Real Estate Management & Development — 0.0%
Forest City Enterprises, Inc., Class A	56,500	$1,820,430
Forestar Real Estate Group, Inc.(1)	30,220	575,691
		$2,396,121
Road & Rail — 0.1%
Avis Budget Group, Inc.(1)	55,110	$461,271
Burlington Northern Santa Fe Corp.	55,466	5,540,499
CSX Corp.	3,276	205,766
Norfolk Southern Corp.	3,090	193,650
Union Pacific Corp.	131,038	9,893,369
		$16,294,555
Semiconductors & Semiconductor Equipment — 2.4%
Analog Devices, Inc.	585,574	$18,603,686
Applied Materials, Inc.	1,090,431	20,816,328
Broadcom Corp., Class A(1)	979,183	26,721,904
Cypress Semiconductor Corp.(1)	52,742	1,305,365
Intel Corp.	11,550,887	248,113,053
KLA-Tencor Corp.	148,373	6,040,265
Linear Technology Corp.	123,388	4,018,747
LSI Corp.(1)	141,203	866,986
Maxim Integrated Products, Inc.	263,099	5,564,544
Skyworks Solutions, Inc.(1)	60,075	592,940
Teradyne, Inc.(1)	6,799	75,265
Texas Instruments, Inc.	2,187,871	61,610,447
Verigy, Ltd.(1)	4,119	93,542
Xilinx, Inc.	24,830	626,958
		$395,050,030

Security	Shares	Value
Software — 2.5%
Adobe Systems, Inc.(1)	490,317	$19,313,587
CA, Inc.	50,753	1,171,887
Compuware Corp.(1)	150,944	1,440,006
Electronic Arts, Inc.(1)	21,405	951,024
Intuit, Inc.(1)	556,959	15,355,360
Microsoft Corp.	7,252,451	199,514,927
Oracle Corp.(1)	7,225,244	151,730,124
SAP AG ADR	400,000	20,844,000
Symantec Corp.(1)	225,808	4,369,385
Wind River Systems, Inc.(1)	1,304	14,201
		$414,704,501
Specialty Retail — 1.3%
Abercrombie & Fitch Co., Class A	4,015	$251,660
Best Buy Co., Inc.	280,415	11,104,434
Collective Brands, Inc.(1)	23,100	268,653
Gap, Inc. (The)	89,138	1,485,930
Home Depot, Inc.	4,202,352	98,419,084
Limited Brands, Inc.	168,863	2,845,342
Lowe's Companies, Inc.	2,009,818	41,703,724
RadioShack Corp.	74,318	911,882
Sherwin-Williams Co. (The)	500	22,965
Staples, Inc.	275,430	6,541,463
TJX Companies, Inc. (The)	1,718,239	54,072,981
		$217,628,118
Textiles, Apparel & Luxury Goods — 1.3%
Coach, Inc.(1)	718,638	$20,754,265
Hanesbrands, Inc.(1)	397,459	10,787,037
Nike, Inc., Class B	3,058,444	182,313,847
		$213,855,149
Thrifts & Mortgage Finance — 0.1%
Federal National Mortgage Association	301,648	$5,885,152
Freddie Mac	146,695	2,405,798
Guaranty Financial Group, Inc.(1)	30,220	162,281
MGIC Investment Corp.	95,045	580,725
Washington Mutual, Inc.	615,972	3,036,742
		$12,070,698
Tobacco — 0.2%
Altria Group, Inc.	414,187	$8,515,685
Philip Morris International, Inc.	585,896	28,937,403
		$37,453,088

See notes to financial statements

Tax-Managed Growth Portfolio as of June 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Trading Companies & Distributors — 0.0%
United Rentals, Inc.(1)	1,274	$24,983
		$24,983
Wireless Telecommunication Services — 0.1%
Sprint Nextel Corp.	438,673	$4,167,393
Telephone and Data Systems, Inc.	9,252	437,342
Telephone and Data Systems, Inc., Special Shares	24,636	1,086,448
Vodafone Group PLC ADR	302,728	8,918,367
		$14,609,550
Total Common Stocks (identified cost $12,712,187,317)		$16,170,459,353
Convertible Preferred Stocks — 0.0%
Security	Shares	Value
Independent Power Producers & Energy Traders — 0.0%
Enron Corp.(1)(4)	11,050	$0
Total Convertible Preferred Stocks (identified cost $16,626,069)		$0
Other Investments — 0.0%
Security	Shares	Value
Commercial Banks — 0.0%
Wachovia Corp. (Dividend Equalization Preferred Shares)(1)	166,518	$416
		$416
Software — 0.0%
Seagate Technology, Inc. (Tax Refund Rights)(1)(4)	197,392	$0
Total Other Investments (identified cost $39,407)		$416

Short-Term Investments — 1.4%
Description	Shares/Interest (000's omitted)	Value
Eaton Vance Cash Collateral Fund LLC, 2.83%(6)(7)	$4,130	$4,129,505
Investment in Cash Management Portfolio, 2.28%(6)	217,199	217,198,595
Total Short-Term Investments (identified cost $221,328,100)		$221,328,100
Total Investments — 99.8% (identified cost $12,950,180,893)		$16,391,787,869
Other Assets, Less Liabilities — 0.2%		$34,608,407
Net Assets — 100.0%		$16,426,396,276

ADR - American Depository Receipt

(1)  Non-income producing security.

(2)  All or a portion of this security was on loan at June 30, 2008.

(3)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2008, the aggregate value of the securities is $6,026,415 or 0.04% of the Portfolio's net assets.

(4)  Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(5)  Security subject to restrictions on resale (see Note 5).

(6)  Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2008.

(7)  The amount invested in Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan at June 30, 2008. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities.

See notes to financial statements

Tax-Managed Growth Portfolio as of June 30, 2008

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of June 30, 2008

Assets
Unaffiliated investments, at value, including $3,956,066 of securities on loan (identified cost, $12,728,852,793)	$16,170,459,769
Affiliated investments, at value (identified cost, $221,328,100)	221,328,100
Receivable for investments sold	18,955,865
Dividends and interest receivable	23,962,072
Interest receivable from affiliated investments	312,707
Securities lending income receivable	326,236
Tax reclaims receivable	2,280,131
Total assets	$16,437,624,880
Liabilities
Collateral for securities loaned	$4,129,505
Payable to affiliate for investment adviser fee	6,190,336
Payable to affiliate for Trustees' fees	298
Other accrued expenses	908,465
Total liabilities	$11,228,604
Net Assets applicable to investors' interest in Portfolio	$16,426,396,276
Sources of Net Assets
Net proceeds from capital contributions and withdrawals	$12,984,532,933
Net unrealized appreciation (computed on the basis of identified cost)	3,441,863,343
Total	$16,426,396,276

Statement of Operations

For the Six Months Ended
June 30, 2008

Investment Income
Dividends (net of foreign taxes, $3,470,617)	$188,498,732
Interest	534
Securities lending income, net	781,530
Interest income allocated from affiliated investments	2,056,635
Expenses allocated from affiliated investments	(298,460)
Total investment income	$191,038,971
Expenses
Investment adviser fee	$38,607,464
Trustees' fees and expenses	7,265
Custodian fee	1,282,924
Legal and accounting services	100,337
Miscellaneous	112,294
Total expenses	$40,110,284
Deduct — Reduction of custodian fee	$12
Total expense reductions	$12
Net expenses	$40,110,272
Net investment income	$150,928,699
Realized and Unrealized Gain (Loss)
Net realized gain (loss) — Investment transactions (identified cost basis)(1)	$209,747,568
Foreign currency transactions	38,877
Net realized gain	$209,786,445
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$(2,664,672,116)
Foreign currency	65,171
Net change in unrealized appreciation (depreciation)	$(2,664,606,945)
Net realized and unrealized loss	$(2,454,820,500)
Net decrease in net assets from operations	$(2,303,891,801)

(1)  Includes net realized gains of $263,604,207 from redemptions in-kind.

See notes to financial statements

Tax-Managed Growth Portfolio as of June 30, 2008

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
From operations — Net investment income	$150,928,699	$313,617,864
Net realized gain from investment and foreign currency transactions	209,786,445	891,474,938
Net change in unrealized appreciation (depreciation) of investments and foreign currency	(2,664,606,945)	(239,534,188)
Net increase (decrease) in net assets from operations	$(2,303,891,801)	$965,558,614
Capital transactions — Contributions	$592,087,639	$1,526,283,139
Withdrawals	(1,725,960,792)	(3,014,972,770)
Net decrease in net assets from capital transactions	$(1,133,873,153)	$(1,488,689,631)
Net decrease in net assets	$(3,437,764,954)	$(523,131,017)
Net Assets
At beginning of period	$19,864,161,230	$20,387,292,247
At end of period	$16,426,396,276	$19,864,161,230

See notes to financial statements

Tax-Managed Growth Portfolio as of June 30, 2008

FINANCIAL STATEMENTS CONT'D

Supplementary Data

	Six Months Ended June 30, 2008		Year Ended December 31,
	(Unaudited)		2007	2006	2005		2004		2003
Ratios/Supplemental Data
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(1)	0.45	%(2)	0.44%	0.45%	0.45	%(3)	0.45	%(3)	0.45%
Net investment income	1.69	%(2)	1.52%	1.39%	1.25	%(3)	1.18	%(3)	1.05%
Portfolio Turnover(4)	1	%(6)	2%	1%	0	%(5)	3%		15%
Total Return	(11.97	)%(6)	4.72%	13.69%	4.70%		9.67%		23.88%
Net assets, end of period (000's omitted)	$16,426,396		$19,864,161	$20,387,292	$19,032,607		$19,141,142		$17,609,589

(1)  Excludes the effect of custody fee credits, if any, of less than 0.005%.

(2)  Annualized.

(3)  The investment adviser waived a portion of its investment adviser fee equal to less than 0.01% and 0.01% of average daily net assets for 2005 and 2004, respectively.

(4)  Excludes the value of the portfolio securities contributed or distributed as a result of in-kind shareholder transactions. The total turnover rate of the Portfolio including in-kind contributions and distributions was 2%, 6%, 7%, 6%, 10%, and 21% for the six months ended June 30, 2008 and the five preceding calendar years.

(5)  Amounts to less than 1%.

(6)  Not annualized.

See notes to financial statements

Tax-Managed Growth Portfolio as of June 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Tax-Managed Growth Portfolio (the Portfolio) is a New York trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio's investment objective is to achieve long-term, after-tax returns for its interestholders through investing in a diversified portfolio of equity securities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At June 30, 2008, Eaton Vance Tax-Managed Growth Fund 1.0, Eaton Vance Tax-Managed Growth Fund 1.1, and Eaton Vance Tax-Managed Growth Fund 1.2 held an interest of 5.1%, 12.9%, and 6.1%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuations — Equity securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. The value of preferred equity securities that are valued by a pricing service on a bond basis will be adjusted by an income factor, to be determined by the investment adviser, to reflect the next anticipated regular dividend. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The independent service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. Short-term debt securities with a remaining maturity of sixty days or less (excluding those that are non-U.S. dollar denominated, which typically are valued by a pricing service or dealer quotes) are valued at amortized cost, which approximates market value. If short-term debt securities are acquired with a remaining maturity of more than sixty days, they will be valued by a pricing service. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on the principal exchange or board of trade on which the options are traded or, in the absence of sales on such date, at the mean between the latest bid and asked prices therefore. Financial futures contracts listed on commodity exchanges are valued based on the closing price on the primary exchange on which such contracts trade. Investments for which valuations or market quotations are not readily available are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

The Portfolio may invest in Cash Management Portfolio (Cash Management) and Eaton Vance Cash Collateral Fund, LLC (Cash Collateral Fund), affiliated investment companies managed by Boston Management and Research (BMR) and Eaton Vance Management (EVM), respectively. Cash Management values its investment securities utilizing the amortized cost valuation technique permitted by Rule 2a-7 of the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. Investments in Cash Collateral Fund are valued at the net asset value per share on the valuation date.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the

Tax-Managed Growth Portfolio as of June 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of June 30, 2008, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Portfolio's federal tax returns filed in the 3-year period ended December 31, 2007 remains subject to examination by the Internal Revenue Service.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio's custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Interim Financial Statements — The interim financial statements relating to June 30, 2008 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by BMR, a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.625% of the average daily net assets of the

Tax-Managed Growth Portfolio as of June 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

Portfolio up to $500 million. The advisory fee on net assets of $500 million or more is reduced as follows:

Average Daily Net Assets For the Month	Annual Fee Rate (for each level)
$500 million but less than $1 billion	0.5625%
$1 billion but less than $1.5 billion	0.5000%
$1.5 billion but less than $7 billion	0.4375%
$7 billion but less than $10 billion	0.4250%
$10 billion but less than $15 billion	0.4125%
$15 billion but less than $20 billion	0.4000%
$20 billion but less than $25 billion	0.3900%
$25 billion and over	0.3800%

The portion of the adviser fee payable by Cash Management on the Portfolio's investment of cash therein is credited against the Portfolio's adviser fees. For the six months ended June 30, 2008, the Portfolio's adviser fee totaled $38,896,828 of which $289,364 was allocated from Cash Management and $38,607,464 was paid or accrued directly by the Portfolio. For the six months ended June 30, 2008, the Portfolio's adviser fee, including the portion allocated from Cash Management, was 0.43% of the Portfolio's average daily net assets.

Except for Trustees of the Portfolio who are not members of EVM's or BMR's organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2008, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $154,478,290 and $281,464,042, respectively, for the six months ended June 30, 2008. In addition, investments having an aggregate market value of $1,159,705,033 at dates of withdrawal were distributed in payment for capital withdrawals and investors contributed securities with a value of $169,066,336, during the six months ended June 30, 2008.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at June 30, 2008 as determined on a federal income tax basis were as follows:

Aggregate cost	$4,256,857,183
Gross unrealized appreciation	$20,835,110,304
Gross unrealized depreciation	(8,700,179,618)
Net unrealized appreciation	$12,134,930,686

5  Restricted Securities

At June 30, 2008, the Portfolio owned the following securities (representing less than 0.01% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The fair value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Eligible for Resale	Shares	Cost	Value
Common Stocks
Archer-Daniels-Midland Co.	12/13/07	12/13/2008	25,859	$1,000,017	$872,087
Total Restricted Securities				$1,000,017	$872,087

6  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments may include written options, forward foreign currency exchange contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At June 30, 2008, there were no obligations outstanding under these financial instruments.

Tax-Managed Growth Portfolio as of June 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

7  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $200 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.07% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 2008.

8  Securities Lending Agreement

The Portfolio has established a securities lending agreement with SSBT as securities lending agent in which the Portfolio lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or U.S. Government securities in an amount at least equal to the market value of the securities on loan. Cash collateral is invested in Cash Collateral Fund. The Portfolio earns interest on the amount invested in Cash Collateral Fund but it must pay the broker a loan rebate fee computed as a varying percentage of the collateral received. The loan rebate fee paid by the Portfolio amounted to $765,549, for the six months ended June 30, 2008. At June 30, 2008, the value of the securities loaned and the value of the collateral amounted to $3,956,066 and $4,129,505, respectively. In the event of counterparty default, the Portfolio is subject to potential loss if it is delayed or prevented from exercising its right to dispose of the collateral. The Portfolio bears risk in the event that invested collateral is not sufficient to meet obligations due on loans.

9  Fair Value Measurements

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), "Fair Value Measurements", effective January 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•  Level 1 – quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2008, the inputs used in valuing the Portfolio's investments, which are carried at value, were as follows:

	Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1	Quoted Prices	$16,080,916,742	$—
Level 2	Other Significant Observable Inputs	310,871,127	—
Level 3	Significant Unobservable Inputs	0	—
	Total	$16,391,787,869	$—

*  Other financial instruments are futures, forwards and swap contracts not reflected in the Portfolio of Investments, which are valued at the unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities*
Balance as of December 31, 2007	$0
Realized gains (losses)	0
Change in net unrealized appreciation (depreciation)	0
Net purchases (sales)	—
Net transfers to (from) Level 3	—
Balance as of June 30, 2008	$0

*  All Level 3 assets held at December 31, 2007 and June 30, 2008 were valued at 0$.

Eaton Vance Tax-Managed Growth Fund 1.1

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund's board of trustees, including by a vote of a majority of the trustees who are not "interested persons" of the fund ("Independent Trustees"), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a "Board") of the Eaton Vance group of mutual funds (the "Eaton Vance Funds") held on April 21, 2008, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board (formerly the Special Committee), which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held in February, March and April 2008. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•  An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•  An independent report comparing each fund's total expense ratio and its components to comparable funds;

•  An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•  Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;

•  Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•  Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

•  Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through "soft dollar" benefits received in connection with the funds' brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;

•  Data relating to portfolio turnover rates of each fund;

•  The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•  Reports detailing the financial results and condition of each adviser;

•  Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•  Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•  Copies of or descriptions of each adviser's proxy voting policies and procedures;

•  Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•  Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•  Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•  Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds' administrator; and

•  The terms of each advisory agreement.

Eaton Vance Tax-Managed Growth Fund 1.1

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2008, the Board met eleven times and the Contract Review Committee, the Audit Committee and the Governance Committee, each of which is a Committee comprised solely of Independent Trustees, met twelve, seven and five times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund's investment objective. The Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee are newly established and did not meet during the twelve-month period ended April 30, 2008.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund's investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement of the Tax-Managed Growth Portfolio (the "Portfolio"), the portfolio in which the Eaton Vance Tax-Managed Growth Fund 1.1 (the "Fund") invests, with Boston Management and Research (the "Adviser"), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser's management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board specifically noted the Adviser's in-house equity research capabilities and experience in managing funds that seek to maximize after-tax returns. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Eaton Vance Tax-Managed Growth Fund 1.1

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

Fund Performance

The Board compared the Fund's investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2007 for the Fund. The Board noted that the Fund's performance relative to its peers was affected by the Adviser's "growth at a reasonable price" ("GARP") approach to selecting investments. The Board concluded that the Fund's performance was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by the Portfolio and the Fund (referred to collectively as "management fees"). As part of its review, the Board considered the management fees and the Fund's total expense ratio for the year ended September 30, 2007, as compared to a group of similarly managed funds selected by an independent data provider.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services and the Fund's total expense ratio are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Portfolio, the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Portfolio and the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. The Board noted that, at its request, the Adviser had agreed to add a breakpoint with respect to assets of $25 billion and over. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and the Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates and the Fund to continue to share such benefits equitably.

Eaton Vance Tax-Managed Growth Fund 1.1

OFFICERS AND TRUSTEES

Eaton Vance Tax-Managed Growth Fund 1.1

Officers
Thomas E. Faust Jr.
President and Trustee
William H. Ahern, Jr.
Vice President
John R. Baur
Vice President
Michael A. Cirami
Vice President
Cynthia J. Clemson
Vice President
Charles B. Gaffney
Vice President
Christine M. Johnston
Vice President
Aamer Khan
Vice President
Thomas H. Luster
Vice President
Robert B. MacIntosh
Vice President
Duncan W. Richardson
Vice President
Judith A. Saryan
Vice President
Susan Schiff
Vice President
Thomas Seto
Vice President
David M. Stein
Vice President
Mark S. Venezia
Vice President
Adam A. Weigold
Vice President
Barbara E. Campbell
Treasurer
Maureen A. Gemma
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Ralph F. Verni Chairman Benjamin C. Esty Allen R. Freedman William H. Park Ronald A. Pearlman Heidi L. Steiger Lynn A. Stout

Eaton Vance Tax-Managed Growth Fund 1.1

OFFICERS AND TRUSTEES CONT'D

Tax-Managed Growth Portfolio

Officers
Duncan W. Richardson
President
Michael A. Allison
Vice President
Yana S. Barton
Vice President
Thomas E. Faust Jr.
Vice President and Trustee
Lewis R. Piantedosi
Vice President
Barbara E. Campbell
Treasurer
Maureen A. Gemma
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Ralph F. Verni Chairman Benjamin C. Esty Allen R. Freedman William H. Park Ronald A. Pearlman Heidi L. Steiger Lynn A. Stout

Investment Adviser of Tax-Managed Growth Portfolio
Boston Management and Research

The Eaton Vance Building
255 State Street
Boston, MA 02109

Administrator of Eaton Vance Tax-Managed Growth Fund 1.1
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

Custodian
State Street Bank and Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer Agent
PNC Global Investment Servicing

Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance Tax-Managed Growth Fund 1.1
The Eaton Vance Building
255 State Street
Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

1096-8/08  TGSRC1.1

Semiannual Report June 30, 2008

EATON VANCE
TAX-MANAGED
GROWTH
FUND
1.2

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS, AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance Tax-Managed Growth Fund 1.2 as of June 30, 2008

INVESTMENT UPDATE

Michael A. Allison, CFA

  Co-Portfolio Manager

  Lewis R. Piantedosi

Co-Portfolio Manager

 Yana S. Barton, CFA

Co-Portfolio Manager

Duncan W. Richardson, CFA

     Co-Portfolio Manager

Economic and Market Conditions

•                  Equity markets remained challenging during the six months ended June 30, 2008, as concerns surrounding ailing credit markets, elevated commodity prices and a slowing global economy failed to abate. The equity markets suffered their worst quarterly loss in more than five years in the first quarter of 2008. The second quarter remained just as difficult, as investors dealt with ongoing turmoil in the financial and housing markets, creeping inflation and a continuing global economic slowdown. Major indices registered declines in the first half of the year, and the S&P 500 Index – a common gauge of U.S. domestic markets – lost 11.9% during the period. In this environment, small-cap stocks continued to lead large-cap stocks, and growth stocks outpaced their value counterparts.

•                  The S&P 500 Index’s sector performance varied widely during the period, with the commodity-linked energy and materials sectors faring the best and registering the Index’s only positive sector returns. The weakest-performing sectors were financials, telecommunication services and industrials. Index-leading industries during the period included energy equipment and services, gas utilities, road and rail, and metals and mining. In contrast, industries such as thrift and mortgage finance, automobiles, health care providers, and diversified financials were among the period’s worst performers.

Management Discussion

•                  Eaton Vance Tax-Managed Growth Fund 1.2 (the “Fund”)(1) performed in line with its benchmark, the S&P 500 Index, during the first six months of the year. Although the Fund benefited from relatively stronger overall stock selection versus the Index, sector allocation decisions negatively impacted total results.

•                  Throughout the period, the Fund remained overweighted in the consumer staples, industrials and consumer discretionary sectors, while continuing to underweight the utilities, materials and technology sectors. The Fund’s limited exposure to the stronger-performing utilities and materials sectors during the period, coupled with stock selection and an underweight of the energy equipment and services industry, negatively impacted performance. Additionally, the Fund’s overweight of the lagging air freight and logistics and aerospace and defense industries also negatively impacted overall results.

Eaton Vance Tax-Managed Growth Fund 1.2

Total Return Performance 12/31/07 – 6/30/08

Class A(2)	-12.20%
Class B(2)	-12.52
Class C(2)	-12.52
Class I(2)	-12.09
S&P 500 Index(3)	-11.90
Lipper Large-Cap Core Funds Classification(3)	-11.49

See pages 3 and 4 for more performance information, including after-tax returns.

(1)         The Fund currently invests its assets in Tax-Managed Growth Portfolio (the “Portfolio”), a separate registered investment company with the same objective and policies as the Fund. References to investments are to the Portfolio’s holdings.

(2)         These returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. Class I shares are offered to certain investors at net asset value.

(3)         It is not possible to invest directly in an Index or a Lipper Classification. The Index’s total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. The Lipper total return is the average total return, at net asset value, of the funds that are in the same Lipper Classification as the Fund.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to ww.eatonvance.com.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

1

•      Conversely, benefiting the Fund’s performance was a de-emphasis of the telecommunications sector, as well as relatively stronger stock selection within the financials and consumer discretionary sectors. The Fund’s selection of certain software and IT service names and an overweight of the consumer staples sector during the period also positively impacted performance.

•      In addition, it is important to consider the Fund’s tax-managed strategy of balancing investment and tax considerations. The goal in managing a tax-managed fund is not to avoid taxes, but rather to maximize after-tax returns for long-term, tax-paying shareholders. Investment decisions are made from the perspective of shareholders interested in the level of Fund pre-tax returns and how tax-efficiently fund returns are achieved. The Fund’s after-tax return information can be found on page 4 of this report.

•      We are pleased to announce that as of March 1, 2008, Michael A. Allison and Yana S. Barton have been named as co-Portfolio Managers of the Portfolio. Both Ms. Barton and Mr. Allison are Vice Presidents of Eaton Vance Management, serve as co-portfolio managers for various Eaton Vance portfolios, and are members of the Equity Strategy Committee.

•      As always, we thank you for your continued confidence and participation in the Fund.

Portfolio Composition

Top Ten Holdings*

By net assets

ConocoPhillips	3.5%
Exxon Mobil Corp.	3.5
Procter & Gamble Co.	2.9
PepsiCo, Inc.	2.4
General Electric Co.	2.2
BP PLC ADR	2.1
Anadarko Petroleum Corp.	2.0
Danaher Corp.	1.8
Apache Corp.	1.8
Anheuser-Busch Cos., Inc.	1.8

* Top Ten Holdings represented 24.0% of the Portfolio’s net assets as of 6/30/08. Excludes cash equivalents.

Sector Weightings**

By net assets

**As a percentage of the Portfolio’s net assets as of 6/30/08. Excludes cash equivalents.

The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund. Portfolio information provided in the report may not be representative of the Fund’s current or future investments and may change due to active management.

2

Eaton Vance Tax-Managed Growth Fund 1.2 as of June 30, 2008

FUND PERFORMANCE

Performance(1)	Class A	Class B	Class C	Class I
Share Class Symbol	EXTGX	EYTGX	EZTGX	EITGX
Average Annual Total Returns (at net asset value)
Six Months	-12.20%	-12.52%	-12.52%	-12.09%
One Year	-13.64	-14.26	-14.21	-13.37
Five Years	6.04	5.26	5.26	6.32
Life of Fund†	1.30	0.51	0.52	1.50

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
Six Months	-17.25%	-16.90%	-13.40%	-12.09%
One Year	-18.60	-18.54	-15.07	-13.37
Five Years	4.79	4.93	5.26	6.32
Life of Fund†	0.49	0.51	0.52	1.50

†                  Inception Dates – Class A, Class B, Class C, and Class I: 2/28/01

(1)       Average Annual Total Returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B shares reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC returns for Class C reflect a 1% CDSC for the first year. Class I shares are offered to certain investors at net asset value.

Total Annual
Operating Expenses(2)	Class A	Class B	Class C	Class I
Expense Ratio	0.96%	1.71%	1.71%	0.71%

(2)Source: Prospectus dated 5/1/08.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

3

“Return Before Taxes” does not take into consideration shareholder taxes. It is most relevant to tax-free or tax-deferred shareholder accounts. “Return After Taxes on Distributions” reflects the impact of federal income taxes due on Fund distributions of dividends and capital gains. It is most relevant to taxpaying shareholders who continue to hold their shares. “Return After Taxes on Distributions and Sale of Fund Shares” also reflects the impact of taxes on capital gain or loss realized upon a sale of shares. It is most relevant to taxpaying shareholders who sell their shares.

Average Annual Total Returns

(For the periods ended June 30, 2008)

Returns at Net Asset Value (NAV) (Class A)

	One Year	Five Years	Life of Fund
Return Before Taxes	-13.64%	6.04%	1.30%
Return After Taxes on Distributions	-13.77	5.94	1.24
Return After Taxes on Distributions and Sale of Fund Shares	-8.64	5.22	1.12

Returns at Public Offering Price (POP) (Class A)

	One Year	Five Years	Life of Fund
Return Before Taxes	-18.60%	4.79%	0.49%
Return After Taxes on Distributions	-18.73	4.69	0.42
Return After Taxes on Distributions and Sale of Fund Shares	-11.88	4.13	0.42

Average Annual Total Returns

(For the periods ended June 30, 2008)

Returns at Net Asset Value (NAV) (Class C)

	One Year	Five Years	Life of Fund
Return Before Taxes	-14.21%	5.26%	0.52%
Return After Taxes on Distributions	-14.25	5.24	0.51
Return After Taxes on Distributions and Sale of Fund Shares	-9.17	4.53	0.45

Returns at Public Offering Price (POP) (Class C)

	One Year	Five Years	Life of Fund
Return Before Taxes	-15.07%	5.26%	0.52%
Return After Taxes on Distributions	-15.11	5.24	0.51
Return After Taxes on Distributions and Sale of Fund Shares	-9.73	4.53	0.45

Average Annual Total Returns

(For the periods ended June 30, 2008)

Returns at Net Asset Value (NAV) (Class B)

	One Year	Five Years	Life of Fund
Return Before Taxes	-14.26%	5.26%	0.51%
Return After Taxes on Distributions	-14.30	5.25	0.50
Return After Taxes on Distributions and Sale of Fund Shares	-9.22	4.54	0.43

Returns at Public Offering Price (POP) (Class B)

	One Year	Five Years	Life of Fund
Return Before Taxes	-18.54%	4.93%	0.51%
Return After Taxes on Distributions	-18.57	4.92	0.50
Return After Taxes on Distributions and Sale of Fund Shares	-12.00	4.25	0.43

Average Annual Total Returns

(For the periods ended June 30, 2008)

Returns at Net Asset Value (NAV) (Class I)

	One Year	Five Years	Life of Fund
Return Before Taxes	-13.37%	6.32%	1.50%
Return After Taxes on Distributions	-13.54	6.18	1.41
Return After Taxes on Distributions and Sale of Fund Shares	-8.42	5.47	1.29

Class A, Class B, Class C, and Class I of the Fund commenced investment operations on 2/28/01. Returns at Public Offering Price (POP) reflect the deduction of the maximum initial sales charge and applicable CDSC, while Returns at Net Asset Value (NAV) do not.

After-tax returns are calculated using certain assumptions. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for the same period because no taxable distributions were made during that period. Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.eatonvance.com.

4

Eaton Vance Tax-Managed Growth Fund 1.2 as of June 30, 2008

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2008 – June 30, 2008).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Eaton Vance Tax-Managed Growth Fund 1.2

	Beginning Account Value (1/1/08)	Ending Account Value (6/30/08)	Expenses Paid During Period* (1/1/08 – 6/30/08)
Actual
Class A	$1,000.00	$878.00	$4.67
Class B	$1,000.00	$874.80	$8.16
Class C	$1,000.00	$874.80	$8.16
Class I	$1,000.00	$879.10	$3.50
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.90	$5.02
Class B	$1,000.00	$1,016.20	$8.77
Class C	$1,000.00	$1,016.20	$8.77
Class I	$1,000.00	$1,021.10	$3.77

* Expenses are equal to the Fund's annualized expense ratio of 1.00% for Class A shares, 1.75% for Class B shares, 1.75% for Class C shares, and 0.75% for Class I shares multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2007. The Example reflects the expenses of both the Fund and the Portfolio.

5

Eaton Vance Tax-Managed Growth Fund 1.2 as of June 30, 2008

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of June 30, 2008

Assets
Investment in Tax-Managed Growth Portfolio, at value (identified cost, $785,477,096)	$1,006,700,990
Receivable for Fund shares sold	654,753
Total assets	$1,007,355,743
Liabilities
Payable for Fund shares redeemed	$1,766,125
Payable to affiliate for distribution and service fees	533,497
Payable to affiliate for administration fee	130,395
Payable to affiliate for Trustees' fees	75
Accrued expenses	218,719
Total liabilities	$2,648,811
Net Assets	$1,004,706,932
Sources of Net Assets
Paid-in capital	$887,668,280
Accumulated net realized loss from Portfolio (computed on the basis of identified cost)	(108,593,316)
Accumulated undistributed net investment income	4,408,074
Net unrealized appreciation from Portfolio (computed on the basis of identified cost)	221,223,894
Total	$1,004,706,932
Class A Shares
Net Assets	$506,819,264
Shares Outstanding	47,581,116
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$10.65
Maximum Offering Price Per Share (100 ÷ 94.25 of $10.65)	$11.30
Class B Shares
Net Assets	$216,459,259
Shares Outstanding	20,927,814
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$10.34
Class C Shares
Net Assets	$273,105,944
Shares Outstanding	26,414,390
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$10.34
Class I Shares
Net Assets	$8,322,465
Shares Outstanding	778,528
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$10.69
On sales of $50,000 or more, the offering price of Class A shares is reduced.

* Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

Statement of Operations

For the Six Months Ended
June 30, 2008

Investment Income
Dividends allocated from Portfolio (net of foreign taxes, $201,212)	$11,780,419
Interest allocated from Portfolio	140,457
Securities lending income allocated from Portfolio, net	36,939
Expenses allocated from Portfolio	(2,527,196)
Net investment income from Portfolio	$9,430,619
Expenses
Administration fee	$837,212
Trustees' fees and expenses	245
Distribution and service fees Class A	703,519
Class B	1,215,519
Class C	1,499,811
Transfer and dividend disbursing agent fees	469,914
Registration fees	64,499
Printing and postage	40,395
Custodian fee	25,623
Legal and accounting services	12,856
Miscellaneous	179,691
Total expenses	$5,049,284
Net investment income	$4,381,335
Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) — Investment transactions (identified cost basis)(1)	$8,258,907
Foreign currency transactions	2,380
Net realized gain	$8,261,287
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$(163,731,745)
Foreign currency	4,146
Net change in unrealized appreciation (depreciation)	$(163,727,599)
Net realized and unrealized loss	$(155,466,312)
Net decrease in net assets from operations	$(151,084,977)

(1)  Includes net realized gains of $14,473,785 from redemptions in-kind.

See notes to financial statements
6

Eaton Vance Tax-Managed Growth Fund 1.2 as of June 30, 2008

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
From operations — Net investment income	$4,381,335	$8,626,144
Net realized gain from investment and foreign currency transactions	8,261,287	47,205,235
Net change in unrealized appreciation (depreciation) of investments and foreign currency	(163,727,599)	(4,448,638)
Net increase (decrease) in net assets from operations	$(151,084,977)	$51,382,741
Distributions to shareholders — From net investment income Class A	$—	$(6,740,103)
Class B	—	(689,186)
Class C	—	(1,040,018)
Class I	—	(116,401)
Tax return of capital Class A	—	(60,336)
Class B	—	(6,169)
Class C	—	(9,311)
Class D	—	(1,042)
Total distributions to shareholders	$—	$(8,662,566)
Transactions in shares of beneficial interest — Proceeds from sale of shares Class A	$20,787,370	$70,241,620
Class B	1,222,783	4,915,706
Class C	6,818,826	24,472,104
Class I	107,215,355	125,745,735
Net asset value of shares issued to shareholders in payment of distributions declared Class A	—	5,287,478
Class B	—	563,935
Class C	—	755,450
Class I	—	47,678
Cost of shares redeemed Class A	(86,348,435)	(118,812,530)
Class B	(28,506,162)	(57,832,509)
Class C	(31,112,627)	(49,965,348)
Class I	(111,333,580)	(123,180,275)
Net asset value of shares exchanged Class A	2,176,677	6,399,093
Class B	(2,176,677)	(6,399,093)
Net decrease in net assets from Fund share transactions	$(121,256,470)	$(117,760,956)
Net decrease in net assets	$(272,341,447)	$(75,040,781)
Net Assets
At beginning of period	$1,277,048,379	$1,352,089,160
At end of period	$1,004,706,932	$1,277,048,379
Accumulated undistributed net investment income included in net assets
At end of period	$4,408,074	$26,739

See notes to financial statements
7

Eaton Vance Tax-Managed Growth Fund 1.2 as of June 30, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class A
	Six Months Ended June 30, 2008		Year Ended December 31,
	(Unaudited)		2007	2006	2005		2004		2003
Net asset value — Beginning of period	$12.130		$11.770	$10.500	$10.150		$9.350		$7.600
Income (loss) from operations
Net investment income(1)	$0.065		$0.124	$0.099	$0.072		$0.063		$0.040
Net realized and unrealized gain (loss)	(1.545)		0.365	1.274	0.347		0.789		1.723
Total income (loss) from operations	$(1.480)		$0.489	$1.373	$0.419		$0.852		$1.763
Less distributions
From net investment income	$—		$(0.128)	$(0.103)	$(0.069)		$(0.052)		$(0.013)
Tax return of capital	—		(0.001)	—	—		—		—
Total distributions	$—		$(0.129)	$(0.103)	$(0.069)		$(0.052)		$(0.013)
Net asset value — End of period	$10.650		$12.130	$11.770	$10.500		$10.150		$9.350
Total Return(2)	(12.20	)%(9)	4.13%	13.07%	4.12%		9.12%		23.20%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$506,819		$645,235	$661,149	$637,731		$670,319		$583,971
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(3)(4)	1.00	%(5)	0.96%	0.95%	0.99	%(6)	0.97	%(6)	1.01%
Net investment income	1.15	%(5)	1.01%	0.90%	0.71%		0.66%		0.49%
Portfolio Turnover of the Portfolio(7)	1	%(9)	2%	1%	0	%(8)	3%		15%

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  Includes the Fund's share of the Portfolio's allocated expenses.

(4)  Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)  Annualized.

(6)  The investment adviser waived a portion of its investment adviser fee equal to less than 0.01% of average daily net assets for the years ended December 31, 2005 and 2004.

(7)  Excludes the value of portfolio securities contributed or distributed as a result of in-kind shareholder transactions. The total turnover rate of the Portfolio including in-kind contributions and distributions of securities was 2%, 6%, 7%, 6%, 10% and 21% for the six months ended June 30, 2008 and the five preceding calendar years.

(8)  Amounts to less than 1%.

(9)  Not annualized.

See notes to financial statements
8

Eaton Vance Tax-Managed Growth Fund 1.2 as of June 30, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class B
	Six Months Ended June 30, 2008		Year Ended December 31,
	(Unaudited)		2007		2006	2005		2004		2003
Net asset value — Beginning of period	$11.820		$11.460		$10.230	$9.900		$9.140		$7.470
Income (loss) from operations
Net investment income (loss)(1)	$0.022		$0.031		$0.015	$(0.004)		$(0.008)		$(0.021)
Net realized and unrealized gain (loss)	(1.502)		0.359		1.230	0.334		0.768		1.691
Total income (loss) from operations	$(1.480)		$0.390		$1.245	$0.330		$0.760		$1.670
Less distributions
From net investment income	$—		$(0.030)		$(0.015)	$—		$—		$—
Tax return of capital	—		(0.000	)(2)	—	—		—		—
Total distributions	$—		$(0.030)		$(0.015)	$—		$—		$—
Net asset value — End of period	$10.340		$11.820		$11.460	$10.230		$9.900		$9.140
Total Return(3)	(12.52	)%(10)	3.39%		12.17%	3.33%		8.32%		22.36%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$216,459		$279,132		$327,224	$350,939		$391,010		$344,432
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(4)(5)	1.75	%(6)	1.71%		1.70%	1.74	%(7)	1.72	%(7)	1.77%
Net investment income (loss)	0.40	%(6)	0.26%		0.14%	(0.04)%		(0.09)%		(0.26)%
Portfolio Turnover of the Portfolio(8)	1	%(10)	2%		1%	0	%(9)	3%		15%

(1)  Net investment income (loss) per share was computed using average shares outstanding.

(2)  Less than $0.001 per share.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)  Includes the Fund's share of the Portfolio's allocated expenses.

(5)  Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)  Annualized.

(7)  The investment adviser waived a portion of its investment adviser fee equal to less than 0.01% of average daily net assets for the years ended December 31, 2005 and 2004.

(8)  Excludes the value of portfolio securities contributed or distributed as a result of in-kind shareholder transactions. The total turnover rate of the Portfolio including in-kind contributions and distributions of securities was 2%, 6%, 7%, 6%, 10% and 21% for the six months ended June 30, 2008 and the five preceding calendar years.

(9)  Amounts to less than 1%.

(10)  Not annualized.

See notes to financial statements
9

Eaton Vance Tax-Managed Growth Fund 1.2 as of June 30, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class C
	Six Months Ended June 30, 2008		Year Ended December 31,
	(Unaudited)		2007		2006	2005		2004		2003
Net asset value — Beginning of period	$11.820		$11.470		$10.230	$9.900		$9.150		$7.480
Income (loss) from operations
Net investment income (loss)(1)	$0.022		$0.031		$0.016	$(0.004)		$(0.008)		$(0.020)
Net realized and unrealized gain (loss)	(1.502)		0.356		1.244	0.334		0.758		1.690
Total income (loss) from operations	$(1.480)		$0.387		$1.260	$0.330		$0.750		$1.670
Less distributions
From net investment income	$—		$(0.037)		$(0.020)	$—		$—		$—
Tax return of capital	—		(0.000	)(2)	—	—		—		—
Total distributions	$—		$(0.037)		$(0.020)	$—		$—		$—
Net asset value — End of period	$10.340		$11.820		$11.470	$10.230		$9.900		$9.150
Total Return(3)	(12.52	)%(10)	3.37%		12.32%	3.33%		8.20%		22.33%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$273,106		$338,284		$351,954	$349,504		$366,421		$333,398
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(4)(5)	1.75	%(6)	1.71%		1.70%	1.74	%(7)	1.72	%(7)	1.76%
Net investment income (loss)	0.40	%(6)	0.26%		0.15%	(0.04)%		(0.09)%		(0.25)%
Portfolio Turnover of the Portfolio(8)	1	%(10)	2%		1%	0	%(9)	3%		15%

(1)  Net investment income (loss) per share was computed using average shares outstanding.

(2)  Less than $0.001 per share.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)  Includes the Fund's share of the Portfolio's allocated expenses.

(5)  Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)  Annualized.

(7)  The investment adviser waived a portion of its investment adviser fee equal to less than 0.01% of average daily net assets for the years ended December 31, 2005 and 2004.

(8)  Excludes the value of portfolio securities contributed or distributed as a result of in-kind shareholder transactions. The total turnover rate of the Portfolio including in-kind contributions and distributions of securities was 2%, 6%, 7%, 6%, 10% and 21% for the six months ended June 30, 2008 and the five preceding calendar years.

(9)  Amounts to less than 1%.

(10)  Not annualized.

See notes to financial statements
10

Eaton Vance Tax-Managed Growth Fund 1.2 as of June 30, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class I
	Six Months Ended June 30, 2008		Year Ended December 31,
	(Unaudited)		2007	2006	2005		2004		2003
Net asset value — Beginning of period	$12.160		$11.790	$10.510	$10.160		$9.360		$7.600
Income (loss) from operations
Net investment income(1)	$0.064		$0.145	$0.126	$0.098		$0.090		$0.060
Net realized and unrealized gain (loss)	(1.534)		0.385	1.285	0.348		0.785		1.723
Total income (loss) from operations	$(1.470)		$0.530	$1.411	$0.446		$0.875		$1.783
Less distributions
From net investment income	$—		$(0.158)	$(0.131)	$(0.096)		$(0.075)		$(0.023)
Tax return of capital	—		(0.002)	—	—		—		—
Total distributions	$—		$(0.160)	$(0.131)	$(0.096)		$(0.075)		$(0.023)
Net asset value — End of period	$10.690		$12.160	$11.790	$10.510		$10.160		$9.360
Total Return(2)	(12.09	)%(9)	4.48%	13.41%	4.38%		9.35%		23.46%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$8,323		$14,398	$11,762	$8,107		$8,868		$5,664
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(3)(4)	0.75	%(5)	0.71%	0.70%	0.74	%(6)	0.72	%(6)	0.77%
Net investment income	1.13	%(5)	1.18%	1.13%	0.96%		0.94%		0.74%
Portfolio Turnover of the Portfolio(7)	1	%(9)	2%	1%	0	%(8)	3%		15%

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  Includes the Fund's share of the Portfolio's allocated expenses.

(4)  Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)  Annualized.

(6)  The investment adviser waived a portion of its investment adviser fee equal to less than 0.01% of average daily net assets for the years ended December 31, 2005 and 2004.

(7)  Excludes the value of portfolio securities contributed or distributed as a result of in-kind shareholder transactions. The total turnover rate of the Portfolio including in-kind contributions and distributions of securities was 2%, 6%, 7%, 6%, 10% and 21% for the six months ended June 30, 2008 and the five preceding calendar years.

(8)  Amounts to less than 1%.

(9)  Not annualized.

See notes to financial statements
11

Eaton Vance Tax-Managed Growth Fund 1.2 as of June 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Eaton Vance Tax-Managed Growth Fund 1.2 (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund's prospectus. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class's paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests of Tax-Managed Growth Portfolio (the Portfolio), a New York trust, having the same investment objective and policies as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (6.1% at June 30, 2008). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Portfolio of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund's net investment income or loss consists of the Fund's pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At December 31, 2007, the Fund, for federal income tax purposes, had a capital loss carryforward of $29,803,228 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforward will expire on December 31, 2010 ($7,714,130), December 31, 2011 ($20,145,448) and December 31, 2013 ($1,943,650).

Additionally, at December 31, 2007, the Fund had a net capital loss of $324 attributable to foreign currency transactions incurred after October 31, 2007. This net capital loss is treated as arising on the first day of the Fund's taxable year ending December 31, 2008.

As of June 30, 2008, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Fund's federal tax returns filed in the 3-year period ended December 31, 2007 remains subject to examination by the Internal Revenue Service.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund's custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and

12

Eaton Vance Tax-Managed Growth Fund 1.2 as of June 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

I  Interim Financial Statements — The interim financial statements relating to June 30, 2008 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years, if any). Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash.

The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3  Transactions with Affiliatates

The administration fee is earned by Eaton Vance Management (EVM) as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.15% of the Fund's average daily net assets. For the six months ended June 30, 2008, the administration fee amounted to $837,212. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended June 30, 2008, EVM earned $27,901 in sub-transfer agent fees.

The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund's principal underwriter, received $30,378 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2008. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Except for the Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organizations, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that the Fund will pay EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended June 30, 2008 amounted to $703,519 for Class A shares. The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class B and Class C Plans require the Fund to pay EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to

13

Eaton Vance Tax-Managed Growth Fund 1.2 as of June 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by each respective class. For the six months ended June 30, 2008, the Fund paid or accrued to EVD $911,639 and $1,124,858 for Class B and Class C shares, respectively, representing 0.75% of the average daily net assets for Class B and Class C shares. At June 30, 2008, the amount of Uncovered Distribution Charges of EVD calculated under the Class B and Class C Plans were approximately $13,911,000 and $29,401,000, respectively. The Class B and Class C Plans also authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the six months ended June 30, 2008 amounted to $303,880 and $374,953 for Class B and Class C shares, respectively.

5  Contingent Deferred Sales Charge

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a CDSC up to 1% if redeemed within two years of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund's Class B and Class C Plans. CDSCs received on Class B and Class C redemptions when no Uncovered Distribution Charges exist are credited to the Fund. For the six months ended June 30, 2008, the Fund was informed that EVD received approximately $30,000, $141,000 and $7,000 of CDSCs paid by Class A, Class B and Class C shareholders, respectively.

6  Investment Transactions

For the six months ended June 30, 2008, increases and decreases in the Fund's investment in the Portfolio aggregated $139,046,799 and $265,898,032, respectively. Decreases in the Fund's investment in the Portfolio include the distribution of common stock as the result of redemptions in-kind of $104,788,599.

7  Shares of Beneficial Interest

The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Sales and redemptions of Class I shares include shares purchased and redeemed in connection with the ReFlow liquidity program, a program designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. Transactions in Fund shares were as follows:

Class A	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
Sales	1,831,092	5,754,525
Issued to shareholders electing to receive payments of distributions in Fund shares	—	428,834
Redemptions	(7,629,315)	(9,709,646)
Exchange from Class B shares	194,359	519,222
Net decrease	(5,603,864)	(3,007,065)
Class B	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
Sales	110,874	414,796
Issued to shareholders electing to receive payments of distributions in Fund shares	—	46,917
Redemptions	(2,589,283)	(4,866,188)
Exchange to Class A shares	(199,745)	(534,998)
Net decrease	(2,678,154)	(4,939,473)

14

Eaton Vance Tax-Managed Growth Fund 1.2 as of June 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

Class C	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
Sales	618,283	2,069,415
Issued to shareholders electing to receive payments of distributions in Fund shares	—	62,902
Redemptions	(2,823,035)	(4,209,297)
Net decrease	(2,204,752)	(2,076,980)
Class I	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
Sales	9,443,097	10,205,593
Issued to shareholders electing to receive payments of distributions in Fund shares	—	3,861
Redemptions	(9,848,974)	(10,022,753)
Net increase (decrease)	(405,877)	186,701

15

Tax-Managed Growth Portfolio as of June 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.4%
Security	Shares	Value
Aerospace & Defense — 3.9%
Boeing Co. (The)	973,013	$63,946,414
General Dynamics Corp.	1,484,304	124,978,397
Honeywell International, Inc.	293,134	14,738,778
Lockheed Martin Corp.	19,800	1,953,468
Northrop Grumman Corp.	3,054,737	204,361,905
Raytheon Co.	58,540	3,294,631
Rockwell Collins, Inc.	129,632	6,217,151
United Technologies Corp.	3,701,837	228,403,343
		$647,894,087
Air Freight & Logistics — 2.0%
CH Robinson Worldwide, Inc.	189,610	$10,398,212
FedEx Corp.	2,095,835	165,130,840
United Parcel Service, Inc., Class B	2,606,264	160,207,048
		$335,736,100
Airlines — 0.0%
Southwest Airlines Co.	334,163	$4,357,486
		$4,357,486
Auto Components — 0.2%
Delphi Corp.(1)	5,361	$391
Johnson Controls, Inc.	741,207	21,257,817
WABCO Holdings, Inc.	73,907	3,433,719
		$24,691,927
Automobiles — 0.1%
DaimlerChrysler AG	24,284	$1,497,594
Ford Motor Co.(1)	4,330	20,827
General Motors Corp.	5,751	66,136
Harley-Davidson, Inc.	172,991	6,272,654
		$7,857,211
Beverages — 6.2%
Anheuser-Busch Cos., Inc.	4,663,258	$289,681,587
Brown-Forman Corp., Class A	479,732	36,469,227
Brown-Forman Corp., Class B	45,820	3,462,617
Coca-Cola Co. (The)	5,241,602	272,458,472
Coca-Cola Enterprises, Inc.	1,290,080	22,318,384
PepsiCo, Inc.	6,270,790	398,759,536
		$1,023,149,823

Security	Shares	Value
Biotechnology — 1.1%
Amgen, Inc.(1)	2,977,102	$140,400,130
Biogen Idec, Inc.(1)	212,421	11,872,210
Genentech, Inc.(1)	11,609	881,123
Genzyme Corp.(1)	244,608	17,616,668
Gilead Sciences, Inc.(1)	272,329	14,419,821
		$185,189,952
Building Products — 0.1%
Masco Corp.	778,014	$12,238,160
		$12,238,160
Capital Markets — 4.1%
Affiliated Managers Group, Inc.(1)	20,520	$1,848,031
Ameriprise Financial, Inc.	65,118	2,648,349
Bank of New York Mellon Corp. (The)	880,667	33,315,633
Charles Schwab Corp. (The)	797,107	16,372,578
Credit Suisse Group	155,136	7,081,776
Deutsche Bank AG	16,000	1,365,600
E*Trade Financial Corp.(1)	45,935	144,236
Federated Investors, Inc., Class B	1,213,184	41,757,793
Franklin Resources, Inc.	539,468	49,442,242
Goldman Sachs Group, Inc.	1,116,548	195,284,245
Knight Capital Group, Inc., Class A(1)	571,423	10,274,186
Legg Mason, Inc.	82,784	3,606,899
Lehman Brothers Holdings, Inc.	195,374	3,870,359
Merrill Lynch & Co., Inc.	2,120,933	67,254,785
Morgan Stanley	3,022,205	109,010,934
Northern Trust Corp.	676,568	46,392,268
Piper Jaffray Cos., Inc.(1)	8,742	256,403
Raymond James Financial, Inc.	157,500	4,156,425
State Street Corp.	595,981	38,136,824
T. Rowe Price Group, Inc.	341,862	19,304,947
UBS AG(1)	202,604	4,185,799
Waddell & Reed Financial, Inc., Class A	273,635	9,579,961
		$665,290,273
Chemicals — 0.9%
Arch Chemicals, Inc.	4,950	$164,092
Ashland, Inc.	39,261	1,892,380
Dow Chemical Co. (The)	252,695	8,821,582
E.I. Du Pont de Nemours & Co.	1,095,402	46,981,792
Ecolab, Inc.	414,911	17,837,024
Monsanto Co.	36,099	4,564,358

See notes to financial statements
16

Tax-Managed Growth Portfolio as of June 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Chemicals (continued)
Olin Corp.	9,900	$259,182
PPG Industries, Inc.	14,262	818,211
Rohm and Haas Co.	2,380	110,527
Sigma-Aldrich Corp.	1,049,102	56,504,634
Tronox, Inc., Class B	3,250	9,815
Valspar Corp. (The)	716,998	13,558,432
		$151,522,029
Commercial Banks — 3.9%
Associated Banc-Corp.	34,850	$672,256
Banco Bilbao Vizcaya Argentaria SA ADR	76,264	1,446,728
Bank of Hawaii Corp.	69,735	3,333,333
Bank of Montreal	60,909	2,511,278
BB&T Corp.	1,490,483	33,938,298
City National Corp.	143,260	6,026,948
Comerica, Inc.	304,100	7,794,083
Commerce Bancshares, Inc.	38,695	1,534,644
Fifth Third Bancorp	2,977,021	30,306,074
First Horizon National Corp.	106,594	791,993
First Midwest Bancorp, Inc.	241,668	4,507,108
HSBC Holdings PLC	220,592	3,400,080
HSBC Holdings PLC ADR	378,428	29,025,428
Huntington Bancshares, Inc.	440,910	2,544,051
KeyCorp	482,261	5,295,226
M&T Bank Corp.	63,634	4,488,742
Marshall & Ilsley Corp.	672,512	10,309,609
National City Corp.(2)	1,191,169	5,681,876
PNC Financial Services Group, Inc.	86,068	4,914,483
Regions Financial Corp.	1,944,333	21,212,673
Royal Bank of Canada	610,067	27,251,693
Societe Generale	1,669,583	144,852,104
SunTrust Banks, Inc.	829,056	30,028,408
Synovus Financial Corp.	490,874	4,285,330
Toronto-Dominion Bank	17,915	1,115,567
Trustmark Corp.	205,425	3,625,751
U.S. Bancorp	4,879,497	136,089,171
Valley National Bancorp.	5,490	86,577
Wachovia Corp.	2,729,682	42,391,961
Wells Fargo & Co.	2,841,132	67,476,885
Westamerica Bancorporation	1,968	103,497
Zions Bancorporation	328,893	10,356,841
		$647,398,696

Security	Shares	Value
Commercial Services & Supplies — 0.2%
ACCO Brands Corp.(1)	15,490	$173,953
Allied Waste Industries, Inc.(1)	600,000	7,572,000
Avery Dennison Corp.	56,594	2,486,174
Cintas Corp.	279,410	7,407,159
Herman Miller, Inc.	150,600	3,748,434
HNI Corp.	291,437	5,146,777
PHH Corp.(1)	20,068	308,044
Pitney Bowes, Inc.	43,177	1,472,336
RR Donnelley & Sons Co.	7,569	224,724
Waste Management, Inc.	143,738	5,420,360
		$33,959,961
Communications Equipment — 2.9%
ADC Telecommunications, Inc.(1)	1	$15
Alcatel SA ADR(1)	89,240	539,010
Cisco Systems, Inc.(1)	8,618,587	200,468,334
Corning, Inc.	3,669,485	84,581,629
EchoStar Corp., Class A(1)	7,030	219,477
Juniper Networks, Inc.(1)	137,067	3,040,146
Motorola, Inc.	1,238,348	9,089,474
Nokia Oyj ADR	2,012,328	49,302,036
Nortel Networks Corp.(1)	72,544	596,312
QUALCOMM, Inc.	2,806,558	124,526,978
Research In Motion, Ltd.(1)	75,000	8,767,500
Tellabs, Inc.(1)	25,118	116,799
		$481,247,710
Computer Peripherals — 2.7%
Apple, Inc.(1)	176,164	$29,496,900
Dell, Inc.(1)	4,273,087	93,495,144
EMC Corp.(1)	1,746,375	25,654,249
Hewlett-Packard Co.	897,649	39,685,062
International Business Machines Corp.	1,713,292	203,076,501
Lexmark International, Inc., Class A(1)	1,089,157	36,410,519
NetApp, Inc.(1)	419,094	9,077,576
Sun Microsystems, Inc.(1)	7,208	78,423
		$436,974,374
Construction & Engineering — 0.0%
Jacobs Engineering Group, Inc.(1)	87,997	$7,101,358
		$7,101,358

See notes to financial statements
17

Tax-Managed Growth Portfolio as of June 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Construction Materials — 0.1%
CRH PLC	159,526	$4,579,115
Vulcan Materials Co.	201,862	12,067,310
		$16,646,425
Consumer Finance — 0.7%
American Express Co.	677,156	$25,508,467
Capital One Financial Corp.	1,718,090	65,304,601
Discover Financial Services	1,230,162	16,201,234
SLM Corp.(1)	70,005	1,354,597
		$108,368,899
Containers & Packaging — 0.1%
Bemis Co., Inc.	279,823	$6,273,632
Sonoco Products Co.	38,555	1,193,277
Temple-Inland, Inc.	90,660	1,021,738
		$8,488,647
Distributors — 0.1%
Genuine Parts Co.	188,424	$7,476,664
		$7,476,664
Diversified Consumer Services — 0.2%
Apollo Group, Inc., Class A(1)	27,070	$1,198,118
H&R Block, Inc.	1,603,312	34,310,877
		$35,508,995
Diversified Financial Services — 1.4%
Bank of America Corp.	3,446,003	$82,256,092
Citigroup, Inc.	2,269,303	38,033,518
CME Group, Inc.	15,159	5,808,777
ING Groep NV ADR	92,791	2,927,556
IntercontinentalExchange, Inc.(1)	13,162	1,500,468
JPMorgan Chase & Co.	2,682,847	92,048,481
Moody's Corp.	323,702	11,148,297
		$233,723,189
Diversified Telecommunication Services — 1.8%
AT&T, Inc.	1,589,435	$53,548,065
BCE, Inc.	2,653,500	92,368,335
Bell Aliant Regional Communications, Inc.(1)(3)	210,251	6,026,415
Deutsche Telekom AG ADR	1,759,603	28,804,701
Embarq Corp.	10,156	480,074
Fairpoint Communciations, Inc.	7,769	56,014
McLeod USA, Inc., Class A(1)(4)	947	0

Security	Shares	Value
Diversified Telecommunication Services (continued)
RSL Communications, Ltd., Class A(1)(4)	247,161	$0
Telefonos de Mexico SA de CV ADR	2,019,435	47,820,221
Telmex Internacional SAB de CV ADR(1)	2,019,435	32,512,903
Verizon Communications, Inc.	512,786	18,152,624
Windstream Corp.	906,552	11,186,852
		$290,956,204
Electric Utilities — 0.6%
Duke Energy Corp.	432,532	$7,517,406
Exelon Corp.	1,011,736	91,015,771
Southern Co. (The)	68,451	2,390,309
		$100,923,486
Electrical Equipment — 0.8%
Emerson Electric Co.	2,529,221	$125,069,978
Rockwell Automation, Inc.	112,400	4,915,252
Roper Industries, Inc.	46,244	3,046,555
		$133,031,785
Electronic Equipment & Instruments — 0.4%
Agilent Technologies, Inc.(1)	459,803	$16,341,399
Arrow Electronics, Inc.(1)	8,750	268,800
Flextronics International, Ltd.(1)	480,195	4,513,833
Jabil Circuit, Inc.	1,435,596	23,558,130
National Instruments Corp.	88,674	2,515,681
Plexus Corp.(1)	138,091	3,822,359
Tyco Electronics, Ltd.	261,877	9,380,434
		$60,400,636
Energy Equipment & Services — 1.3%
Baker Hughes, Inc.	204,980	$17,902,953
Halliburton Co.	900,476	47,788,261
Schlumberger, Ltd.	1,176,016	126,339,399
Transocean, Inc.(1)	81,993	12,494,913
		$204,525,526
Food & Staples Retailing — 2.6%
Costco Wholesale Corp.	913,115	$64,045,886
CVS Caremark Corp.	2,389,630	94,557,659
Kroger Co. (The)	1,311,785	37,871,233
Safeway, Inc.	534,989	15,273,936
Sysco Corp.	2,322,757	63,899,045
Walgreen Co.	971,030	31,568,185
Wal-Mart Stores, Inc.	2,033,522	114,283,936
		$421,499,880

See notes to financial statements
18

Tax-Managed Growth Portfolio as of June 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Food Products — 2.5%
Archer-Daniels-Midland Co.(5)	25,859	$872,087
Archer-Daniels-Midland Co.	1,933,807	65,265,986
Campbell Soup Co.	1,286,000	43,029,560
ConAgra Foods, Inc.	184,395	3,555,136
Del Monte Foods Co.	21,341	151,521
General Mills, Inc.	28,272	1,718,089
H.J. Heinz Co.	124,700	5,966,895
Hershey Co. (The)	519,478	17,028,489
J.M. Smucker Co. (The)	3,166	128,666
Kellogg Co.	9,362	449,563
Kraft Foods, Inc., Class A	337,808	9,610,638
Nestle SA	2,750,000	124,286,760
Sara Lee Corp.	3,321,072	40,683,132
Smithfield Foods, Inc.(1)	580,473	11,539,803
TreeHouse Foods, Inc.(1)	2	49
Tyson Foods, Inc., Class A	110,347	1,648,584
Unilever NV	72,175	2,049,770
Unilever PLC ADR	1,755	49,860
William Wrigley Jr. Co.	997,504	77,585,861
		$405,620,449
Health Care Equipment & Supplies — 1.4%
Baxter International, Inc.	244,163	$15,611,782
Becton, Dickinson and Co.	63,708	5,179,460
Boston Scientific Corp.(1)	1,124,134	13,815,607
Covidien, Ltd.	281,877	13,499,090
Hospira, Inc.(1)	110,611	4,436,607
Medtronic, Inc.	2,639,819	136,610,633
St. Jude Medical, Inc.(1)	153,032	6,255,948
Stryker Corp.	168,467	10,593,205
Zimmer Holdings, Inc.(1)	291,816	19,858,079
		$225,860,411
Health Care Providers & Services — 1.4%
AmerisourceBergen Corp.	368,948	$14,754,231
Cardinal Health, Inc.	1,856,066	95,735,884
CIGNA Corp.	49,467	1,750,637
Express Scripts, Inc.(1)	196,994	12,355,464
Health Management Associates, Inc., Class A(1)	124,425	810,007
Henry Schein, Inc.(1)	946,563	48,814,254
IMS Health, Inc.	120,055	2,797,281
McKesson Corp.	6,462	361,290
Medco Health Solutions, Inc.(1)	341,920	16,138,624
PharMerica Corp.(1)	30,682	693,106
Sunrise Senior Living, Inc.(1)	8,000	179,840

Security	Shares	Value
Health Care Providers & Services (continued)
Tenet Healthcare Corp.(1)	1,548	$8,607
UnitedHealth Group, Inc.	441,856	11,598,720
WellPoint, Inc.(1)	609,715	29,059,017
		$235,056,962
Hotels, Restaurants & Leisure — 0.9%
Carnival Corp., Unit	542,168	$17,869,857
Darden Restaurants, Inc.	147,345	4,706,199
International Game Technology	416,304	10,399,274
International Speedway Corp., Class A	118,344	4,618,966
Marriott International, Inc., Class A	424,554	11,140,297
McDonald's Corp.	913,251	51,342,971
Starbucks Corp.(1)	2,248,271	35,387,786
Wyndham Worldwide Corp.	110,649	1,981,724
Yum! Brands, Inc.	241,673	8,480,306
		$145,927,380
Household Durables — 0.2%
Blyth, Inc.	46,500	$559,395
D.R. Horton, Inc.	639,250	6,935,862
Fortune Brands, Inc.	117,478	7,331,802
Leggett & Platt, Inc.	1,126,564	18,892,478
Newell Rubbermaid, Inc.	101,321	1,701,180
		$35,420,717
Household Products — 3.4%
Clorox Co. (The)	31,145	$1,625,769
Colgate-Palmolive Co.	694,712	48,004,599
Energizer Holdings, Inc.(1)	76,555	5,595,405
Kimberly-Clark Corp.	645,207	38,570,474
Procter & Gamble Co.	7,705,163	468,550,962
		$562,347,209
Independent Power Producers & Energy Traders — 0.0%
AES Corp. (The)(1)	133,519	$2,564,900
		$2,564,900
Industrial Conglomerates — 2.6%
3M Co.	1,005,447	$69,969,057
General Electric Co.	13,250,553	353,657,260
Textron, Inc.	43,912	2,104,702
Tyco International, Ltd.	50,145	2,007,806
		$427,738,825

See notes to financial statements
19

Tax-Managed Growth Portfolio as of June 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Insurance — 4.7%
Aegon NV ADR	5,272,475	$69,122,147
AFLAC, Inc.	2,241,995	140,797,286
Allstate Corp. (The)	191,074	8,711,064
American International Group, Inc.	6,235,727	164,997,336
AON Corp.	366,537	16,838,710
Arthur J. Gallagher & Co.	557,025	13,424,303
Berkshire Hathaway, Inc., Class A(1)	633	76,434,750
Berkshire Hathaway, Inc., Class B(1)	40,387	162,032,644
Chubb Corp.	28,354	1,389,630
Cincinnati Financial Corp.	66,783	1,696,288
Hartford Financial Services Group, Inc.	58,685	3,789,290
Lincoln National Corp.	142,819	6,472,557
Manulife Financial Corp.	246,658	8,561,499
Marsh & McLennan Cos., Inc.	416,952	11,070,076
MetLife, Inc.	81	4,274
Old Republic International Corp.	290,664	3,441,462
Progressive Corp.	2,706,380	50,663,434
SAFECO Corp.	8,000	537,280
Torchmark Corp.	318,929	18,705,186
Travelers Companies, Inc. (The)	341,539	14,822,793
UnumProvident Group	39,000	797,550
XL Capital Ltd., Class A	176,300	3,624,728
		$777,934,287
Internet & Catalog Retail — 0.1%
Amazon.com, Inc.(1)	43,801	$3,211,927
Expedia, Inc.(1)	403,096	7,408,904
IAC/InterActiveCorp(1)	429,832	8,287,161
		$18,907,992
Internet Software & Services — 1.2%
Akamai Technologies, Inc.(1)	530,000	$18,438,700
eBay, Inc.(1)	1,266,744	34,620,114
Google, Inc., Class A(1)	267,204	140,661,530
		$193,720,344
IT Services — 2.1%
Accenture, Ltd., Class A	2,739,520	$111,553,254
Acxiom Corp.	74,785	859,280
Automatic Data Processing, Inc.	1,464,001	61,341,642
Broadridge Financial Solutions, Inc.	23,891	502,906
Computer Sciences Corp.(1)	226,702	10,618,722
DST Systems, Inc.(1)	22,600	1,244,130

Security	Shares	Value
IT Services (continued)
Electronic Data Systems Corp.	1,252	$30,849
Fiserv, Inc.(1)	836,355	37,945,426
Gartner, Inc., Class A(1)	30,575	633,514
Metavante Technologies, Inc.(1)	201,899	4,566,955
Paychex, Inc.	983,290	30,757,311
Perot Systems Corp.(1)	321,536	4,826,255
Total System Services, Inc.	223,188	4,959,237
Western Union Co.	3,320,585	82,084,861
		$351,924,342
Leisure Equipment & Products — 0.0%
Eastman Kodak Co.	3,791	$54,704
Mattel, Inc.	22,565	386,313
		$441,017
Life Sciences Tools & Services — 0.2%
Dionex Corp.(1)	37,300	$2,475,601
Invitrogen Corp.(1)	693,826	27,239,609
PerkinElmer, Inc.	34,000	946,900
Thermo Fisher Scientific, Inc.(1)	18,700	1,042,151
		$31,704,261
Machinery — 4.2%
Caterpillar, Inc.	215,929	$15,939,879
Danaher Corp.	3,893,159	300,941,191
Deere & Co.	3,469,340	250,243,494
Dover Corp.	653,465	31,608,102
Illinois Tool Works, Inc.	1,707,680	81,131,877
ITT Industries, Inc.	8,428	533,745
Parker Hannifin Corp.	45,658	3,256,329
		$683,654,617
Media — 3.9%
CBS Corp., Class A	4,000	$77,920
CBS Corp., Class B	314,704	6,133,581
Citadel Broadcasting Corp.(1)	9,621	11,738
Comcast Corp., Class A	2,774,705	52,636,154
Comcast Corp., Class A Special	3,545,407	66,511,835
Discovery Holding Co., Class A(1)	16,629	365,173
DISH Network Corp., Class A(1)	35,150	1,029,192
E.W. Scripps Co. (The), Class A	51,066	2,121,282
Entercom Communications Corp.	220,000	1,544,400
Gannett Co., Inc.	475,121	10,295,872

See notes to financial statements
20

Tax-Managed Growth Portfolio as of June 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Media (continued)
Havas Advertising	3,047,734	$11,177,581
Idearc, Inc.	16,752	39,367
Interpublic Group of Cos., Inc.(1)	767,671	6,601,971
Liberty Global, Inc., Series A(1)	3,140	98,690
Liberty Global, Inc., Series C(1)	3,140	95,330
Liberty Entertainment, Series A(1)	33,260	805,890
Liberty Interactive, Series A(1)	41,572	613,603
Liberty Capital, Class A	8,315	119,736
Live Nation, Inc.(1)	8,750	92,575
McGraw-Hill Cos., Inc. (The)	499,647	20,045,838
New York Times Co. (The), Class A	22,468	345,783
News Corp., Class A	188,031	2,827,986
Omnicom Group, Inc.	4,812,634	215,991,014
Publicis Groupe	329,132	10,626,659
Time Warner, Inc.	4,002,679	59,239,649
Viacom, Inc., Class A(1)	4,000	122,440
Viacom, Inc., Class B(1)	298,748	9,123,764
Vivendi SA	128,988	4,867,052
Walt Disney Co.	4,887,643	152,494,462
Washington Post Co., Class B	12,870	7,553,403
WPP Group PLC ADR	67,544	3,229,954
		$646,839,894
Metals & Mining — 0.0%
Alcoa, Inc.	85,947	$3,061,432
Freeport-McMoRan Copper & Gold, Inc., Class B	21,456	2,514,429
		$5,575,861
Multiline Retail — 1.1%
Dollar Tree, Inc.(1)	30,000	$980,700
Family Dollar Stores, Inc.	287,608	5,734,904
JC Penney Co., Inc.	98,429	3,571,988
Macy's, Inc.	230,860	4,483,301
Nordstrom, Inc.	131,384	3,980,935
Sears Holdings Corp.(1)	4,107	302,522
Target Corp.	3,610,237	167,839,918
		$186,894,268
Multi-Utilities — 0.0%
Ameren Corp.	5,000	$211,150
PG&E Corp.	3,000	119,070
Wisconsin Energy Corp.	9,576	433,027
		$763,247

Security	Shares	Value
Office Electronics — 0.0%
Xerox Corp.	10,000	$135,600
Zebra Technologies Corp., Class A(1)	13,500	440,640
		$576,240
Oil, Gas & Consumable Fuels — 14.2%
Anadarko Petroleum Corp.	4,381,890	$327,940,648
Apache Corp.	2,147,950	298,565,050
BP PLC ADR	4,848,301	337,296,301
Chevron Corp.	703,788	69,766,504
ConocoPhillips	6,175,750	582,929,043
Devon Energy Corp.	568,771	68,343,523
El Paso Corp.	97,665	2,123,237
Exxon Mobil Corp.	6,572,368	579,222,792
Hess Corp.	53,765	6,784,605
Marathon Oil Corp.	177,844	9,224,768
Murphy Oil Corp.	78,679	7,714,476
Royal Dutch Shell PLC ADR, Class A	157,131	12,839,174
Royal Dutch Shell PLC ADR, Class B	9,594	768,575
Spectra Energy Corp.	263,315	7,567,673
Suncor Energy, Inc.	8,100	470,772
Total SA ADR	154,652	13,187,176
Williams Cos., Inc.	223,515	9,009,890
		$2,333,754,207
Paper and Forest Products — 0.1%
International Paper Co.	139,946	$3,260,742
Neenah Paper, Inc.	7,381	123,336
Weyerhaeuser Co.	85,055	4,349,713
		$7,733,791
Personal Products — 0.0%
Avon Products, Inc.	104,000	$3,746,080
Estee Lauder Cos., Inc., Class A	13,035	605,476
		$4,351,556
Pharmaceuticals — 7.8%
Abbott Laboratories	3,834,712	$203,124,695
Allergan, Inc.	282,162	14,686,532
Bristol-Myers Squibb Co.	3,890,450	79,870,939
Eli Lilly & Co.	4,403,703	203,274,930
Forest Laboratories, Inc.(1)	56,729	1,970,765
GlaxoSmithKline PLC ADR	442,201	19,554,128
Johnson & Johnson	3,897,694	250,777,632

See notes to financial statements
21

Tax-Managed Growth Portfolio as of June 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Pharmaceuticals (continued)
King Pharmaceuticals, Inc.(1)	152,305	$1,594,633
Merck & Co., Inc.	2,191,690	82,604,796
Mylan, Inc.(1)	6,832	82,462
Novo Nordisk A/S ADR	365,229	24,105,114
Pfizer, Inc.	12,476,193	217,959,092
Schering-Plough Corp.	1,809,728	35,633,544
Shering AG ADR	25,000	4,077,500
Teva Pharmaceutical Industries, Ltd. ADR	1,676,674	76,791,669
Watson Pharmaceuticals, Inc.(1)	558,195	15,166,158
Wyeth Corp.	909,627	43,625,711
		$1,274,900,300
Real Estate Management & Development — 0.0%
Forest City Enterprises, Inc., Class A	56,500	$1,820,430
Forestar Real Estate Group, Inc.(1)	30,220	575,691
		$2,396,121
Road & Rail — 0.1%
Avis Budget Group, Inc.(1)	55,110	$461,271
Burlington Northern Santa Fe Corp.	55,466	5,540,499
CSX Corp.	3,276	205,766
Norfolk Southern Corp.	3,090	193,650
Union Pacific Corp.	131,038	9,893,369
		$16,294,555
Semiconductors & Semiconductor Equipment — 2.4%
Analog Devices, Inc.	585,574	$18,603,686
Applied Materials, Inc.	1,090,431	20,816,328
Broadcom Corp., Class A(1)	979,183	26,721,904
Cypress Semiconductor Corp.(1)	52,742	1,305,365
Intel Corp.	11,550,887	248,113,053
KLA-Tencor Corp.	148,373	6,040,265
Linear Technology Corp.	123,388	4,018,747
LSI Corp.(1)	141,203	866,986
Maxim Integrated Products, Inc.	263,099	5,564,544
Skyworks Solutions, Inc.(1)	60,075	592,940
Teradyne, Inc.(1)	6,799	75,265
Texas Instruments, Inc.	2,187,871	61,610,447
Verigy, Ltd.(1)	4,119	93,542
Xilinx, Inc.	24,830	626,958
		$395,050,030

Security	Shares	Value
Software — 2.5%
Adobe Systems, Inc.(1)	490,317	$19,313,587
CA, Inc.	50,753	1,171,887
Compuware Corp.(1)	150,944	1,440,006
Electronic Arts, Inc.(1)	21,405	951,024
Intuit, Inc.(1)	556,959	15,355,360
Microsoft Corp.	7,252,451	199,514,927
Oracle Corp.(1)	7,225,244	151,730,124
SAP AG ADR	400,000	20,844,000
Symantec Corp.(1)	225,808	4,369,385
Wind River Systems, Inc.(1)	1,304	14,201
		$414,704,501
Specialty Retail — 1.3%
Abercrombie & Fitch Co., Class A	4,015	$251,660
Best Buy Co., Inc.	280,415	11,104,434
Collective Brands, Inc.(1)	23,100	268,653
Gap, Inc. (The)	89,138	1,485,930
Home Depot, Inc.	4,202,352	98,419,084
Limited Brands, Inc.	168,863	2,845,342
Lowe's Companies, Inc.	2,009,818	41,703,724
RadioShack Corp.	74,318	911,882
Sherwin-Williams Co. (The)	500	22,965
Staples, Inc.	275,430	6,541,463
TJX Companies, Inc. (The)	1,718,239	54,072,981
		$217,628,118
Textiles, Apparel & Luxury Goods — 1.3%
Coach, Inc.(1)	718,638	$20,754,265
Hanesbrands, Inc.(1)	397,459	10,787,037
Nike, Inc., Class B	3,058,444	182,313,847
		$213,855,149
Thrifts & Mortgage Finance — 0.1%
Federal National Mortgage Association	301,648	$5,885,152
Freddie Mac	146,695	2,405,798
Guaranty Financial Group, Inc.(1)	30,220	162,281
MGIC Investment Corp.	95,045	580,725
Washington Mutual, Inc.	615,972	3,036,742
		$12,070,698
Tobacco — 0.2%
Altria Group, Inc.	414,187	$8,515,685
Philip Morris International, Inc.	585,896	28,937,403
		$37,453,088

See notes to financial statements
22

Tax-Managed Growth Portfolio as of June 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Trading Companies & Distributors — 0.0%
United Rentals, Inc.(1)	1,274	$24,983
		$24,983
Wireless Telecommunication Services — 0.1%
Sprint Nextel Corp.	438,673	$4,167,393
Telephone and Data Systems, Inc.	9,252	437,342
Telephone and Data Systems, Inc., Special Shares	24,636	1,086,448
Vodafone Group PLC ADR	302,728	8,918,367
		$14,609,550
Total Common Stocks (identified cost $12,712,187,317)		$16,170,459,353
Convertible Preferred Stocks — 0.0%
Security	Shares	Value
Independent Power Producers & Energy Traders — 0.0%
Enron Corp.(1)(4)	11,050	$0
Total Convertible Preferred Stocks (identified cost $16,626,069)		$0
Other Investments — 0.0%
Security	Shares	Value
Commercial Banks — 0.0%
Wachovia Corp. (Dividend Equalization Preferred Shares)(1)	166,518	$416
		$416
Software — 0.0%
Seagate Technology, Inc. (Tax Refund Rights)(1)(4)	197,392	$0
Total Other Investments (identified cost $39,407)		$416

Short-Term Investments — 1.4%
Description	Shares/Interest (000's omitted)	Value
Eaton Vance Cash Collateral Fund LLC, 2.83%(6)(7)	$4,130	$4,129,505
Investment in Cash Management Portfolio, 2.28%(6)	217,199	217,198,595
Total Short-Term Investments (identified cost $221,328,100)		$221,328,100
Total Investments — 99.8% (identified cost $12,950,180,893)		$16,391,787,869
Other Assets, Less Liabilities — 0.2%		$34,608,407
Net Assets — 100.0%		$16,426,396,276

ADR - American Depository Receipt

(1)  Non-income producing security.

(2)  All or a portion of this security was on loan at June 30, 2008.

(3)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2008, the aggregate value of the securities is $6,026,415 or 0.04% of the Portfolio's net assets.

(4)  Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(5)  Security subject to restrictions on resale (see Note 5).

(6)  Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2008.

(7)  The amount invested in Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan at June 30, 2008. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities.

See notes to financial statements
23

Tax-Managed Growth Portfolio as of June 30, 2008

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of June 30, 2008

Assets
Unaffiliated investments, at value, including $3,956,066 of securities on loan (identified cost, $12,728,852,793)	$16,170,459,769
Affiliated investments, at value (identified cost, $221,328,100)	221,328,100
Receivable for investments sold	18,955,865
Dividends and interest receivable	23,962,072
Interest receivable from affiliated investments	312,707
Securities lending income receivable	326,236
Tax reclaims receivable	2,280,131
Total assets	$16,437,624,880
Liabilities
Collateral for securities loaned	$4,129,505
Payable to affiliate for investment adviser fee	6,190,336
Payable to affiliate for Trustees' fees	298
Other accrued expenses	908,465
Total liabilities	$11,228,604
Net Assets applicable to investors' interest in Portfolio	$16,426,396,276
Sources of Net Assets
Net proceeds from capital contributions and withdrawals	$12,984,532,933
Net unrealized appreciation (computed on the basis of identified cost)	3,441,863,343
Total	$16,426,396,276

Statement of Operations

For the Six Months Ended
June 30, 2008

Investment Income
Dividends (net of foreign taxes, $3,470,617)	$188,498,732
Interest	534
Securities lending income, net	781,530
Interest income allocated from affiliated investments	2,056,635
Expenses allocated from affiliated investments	(298,460)
Total investment income	$191,038,971
Expenses
Investment adviser fee	$38,607,464
Trustees' fees and expenses	7,265
Custodian fee	1,282,924
Legal and accounting services	100,337
Miscellaneous	112,294
Total expenses	$40,110,284
Deduct — Reduction of custodian fee	$12
Total expense reductions	$12
Net expenses	$40,110,272
Net investment income	$150,928,699
Realized and Unrealized Gain (Loss)
Net realized gain (loss) — Investment transactions (identified cost basis)(1)	$209,747,568
Foreign currency transactions	38,877
Net realized gain	$209,786,445
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$(2,664,672,116)
Foreign currency	65,171
Net change in unrealized appreciation (depreciation)	$(2,664,606,945)
Net realized and unrealized loss	$(2,454,820,500)
Net decrease in net assets from operations	$(2,303,891,801)

(1)  Includes net realized gains of $263,604,207 from redemptions in-kind.

See notes to financial statements
24

Tax-Managed Growth Portfolio as of June 30, 2008

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
From operations — Net investment income	$150,928,699	$313,617,864
Net realized gain from investment and foreign currency transactions	209,786,445	891,474,938
Net change in unrealized appreciation (depreciation) of investments and foreign currency	(2,664,606,945)	(239,534,188)
Net increase (decrease) in net assets from operations	$(2,303,891,801)	$965,558,614
Capital transactions — Contributions	$592,087,639	$1,526,283,139
Withdrawals	(1,725,960,792)	(3,014,972,770)
Net decrease in net assets from capital transactions	$(1,133,873,153)	$(1,488,689,631)
Net decrease in net assets	$(3,437,764,954)	$(523,131,017)
Net Assets
At beginning of period	$19,864,161,230	$20,387,292,247
At end of period	$16,426,396,276	$19,864,161,230

See notes to financial statements
25

Tax-Managed Growth Portfolio as of June 30, 2008

FINANCIAL STATEMENTS CONT'D

Supplementary Data

	Six Months Ended June 30, 2008		Year Ended December 31,
	(Unaudited)		2007	2006	2005		2004		2003
Ratios/Supplemental Data
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(1)	0.45	%(2)	0.44%	0.45%	0.45	%(3)	0.45	%(3)	0.45%
Net investment income	1.69	%(2)	1.52%	1.39%	1.25	%(3)	1.18	%(3)	1.05%
Portfolio Turnover(4)	1	%(6)	2%	1%	0	%(5)	3%		15%
Total Return	(11.97	)%(6)	4.72%	13.69%	4.70%		9.67%		23.88%
Net assets, end of period (000's omitted)	$16,426,396		$19,864,161	$20,387,292	$19,032,607		$19,141,142		$17,609,589

(1)  Excludes the effect of custody fee credits, if any, of less than 0.005%.

(2)  Annualized.

(3)  The investment adviser waived a portion of its investment adviser fee equal to less than 0.01% and 0.01% of average daily net assets for 2005 and 2004, respectively.

(4)  Excludes the value of the portfolio securities contributed or distributed as a result of in-kind shareholder transactions. The total turnover rate of the Portfolio including in-kind contributions and distributions was 2%, 6%, 7%, 6%, 10%, and 21% for the six months ended June 30, 2008 and the five preceding calendar years.

(5)  Amounts to less than 1%.

(6)  Not annualized.

See notes to financial statements
26

Tax-Managed Growth Portfolio as of June 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Tax-Managed Growth Portfolio (the Portfolio) is a New York trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio's investment objective is to achieve long-term, after-tax returns for its interestholders through investing in a diversified portfolio of equity securities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At June 30, 2008, Eaton Vance Tax-Managed Growth Fund 1.0, Eaton Vance Tax-Managed Growth Fund 1.1, and Eaton Vance Tax-Managed Growth Fund 1.2 held an interest of 5.1%, 12.9%, and 6.1%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuations — Equity securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. The value of preferred equity securities that are valued by a pricing service on a bond basis will be adjusted by an income factor, to be determined by the investment adviser, to reflect the next anticipated regular dividend. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The independent service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. Short-term debt securities with a remaining maturity of sixty days or less (excluding those that are non-U.S. dollar denominated, which typically are valued by a pricing service or dealer quotes) are valued at amortized cost, which approximates market value. If short-term debt securities are acquired with a remaining maturity of more than sixty days, they will be valued by a pricing service. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on the principal exchange or board of trade on which the options are traded or, in the absence of sales on such date, at the mean between the latest bid and asked prices therefore. Financial futures contracts listed on commodity exchanges are valued based on the closing price on the primary exchange on which such contracts trade. Investments for which valuations or market quotations are not readily available are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

The Portfolio may invest in Cash Management Portfolio (Cash Management) and Eaton Vance Cash Collateral Fund, LLC (Cash Collateral Fund), affiliated investment companies managed by Boston Management and Research (BMR) and Eaton Vance Management (EVM), respectively. Cash Management values its investment securities utilizing the amortized cost valuation technique permitted by Rule 2a-7 of the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. Investments in Cash Collateral Fund are valued at the net asset value per share on the valuation date.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the

27

Tax-Managed Growth Portfolio as of June 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of June 30, 2008, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Portfolio's federal tax returns filed in the 3-year period ended December 31, 2007 remains subject to examination by the Internal Revenue Service.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio's custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Interim Financial Statements — The interim financial statements relating to June 30, 2008 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by BMR, a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.625% of the average daily net assets of the

28

Tax-Managed Growth Portfolio as of June 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

Portfolio up to $500 million. The advisory fee on net assets of $500 million or more is reduced as follows:

Average Daily Net Assets For the Month	Annual Fee Rate (for each level)
$500 million but less than $1 billion	0.5625%
$1 billion but less than $1.5 billion	0.5000%
$1.5 billion but less than $7 billion	0.4375%
$7 billion but less than $10 billion	0.4250%
$10 billion but less than $15 billion	0.4125%
$15 billion but less than $20 billion	0.4000%
$20 billion but less than $25 billion	0.3900%
$25 billion and over	0.3800%

The portion of the adviser fee payable by Cash Management on the Portfolio's investment of cash therein is credited against the Portfolio's adviser fees. For the six months ended June 30, 2008, the Portfolio's adviser fee totaled $38,896,828 of which $289,364 was allocated from Cash Management and $38,607,464 was paid or accrued directly by the Portfolio. For the six months ended June 30, 2008, the Portfolio's adviser fee, including the portion allocated from Cash Management, was 0.43% of the Portfolio's average daily net assets.

Except for Trustees of the Portfolio who are not members of EVM's or BMR's organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2008, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $154,478,290 and $281,464,042, respectively, for the six months ended June 30, 2008. In addition, investments having an aggregate market value of $1,159,705,033 at dates of withdrawal were distributed in payment for capital withdrawals and investors contributed securities with a value of $169,066,336, during the six months ended June 30, 2008.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at June 30, 2008 as determined on a federal income tax basis were as follows:

Aggregate cost	$4,256,857,183
Gross unrealized appreciation	$20,835,110,304
Gross unrealized depreciation	(8,700,179,618)
Net unrealized appreciation	$12,134,930,686

5  Restricted Securities

At June 30, 2008, the Portfolio owned the following securities (representing less than 0.01% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The fair value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Eligible for Resale	Shares	Cost	Value
Common Stocks
Archer-Daniels-Midland Co.	12/13/07	12/13/2008	25,859	$1,000,017	$872,087
Total Restricted Securities				$1,000,017	$872,087

6  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments may include written options, forward foreign currency exchange contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At June 30, 2008, there were no obligations outstanding under these financial instruments.

29

Tax-Managed Growth Portfolio as of June 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

7  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $200 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.07% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 2008.

8  Securities Lending Agreement

The Portfolio has established a securities lending agreement with SSBT as securities lending agent in which the Portfolio lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or U.S. Government securities in an amount at least equal to the market value of the securities on loan. Cash collateral is invested in Cash Collateral Fund. The Portfolio earns interest on the amount invested in Cash Collateral Fund but it must pay the broker a loan rebate fee computed as a varying percentage of the collateral received. The loan rebate fee paid by the Portfolio amounted to $765,549, for the six months ended June 30, 2008. At June 30, 2008, the value of the securities loaned and the value of the collateral amounted to $3,956,066 and $4,129,505, respectively. In the event of counterparty default, the Portfolio is subject to potential loss if it is delayed or prevented from exercising its right to dispose of the collateral. The Portfolio bears risk in the event that invested collateral is not sufficient to meet obligations due on loans.

9  Fair Value Measurements

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), "Fair Value Measurements", effective January 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•  Level 1 – quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2008, the inputs used in valuing the Portfolio's investments, which are carried at value, were as follows:

	Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1	Quoted Prices	$16,080,916,742	$—
Level 2	Other Significant Observable Inputs	310,871,127	—
Level 3	Significant Unobservable Inputs	0	—
	Total	$16,391,787,869	$—

*  Other financial instruments are futures, forwards and swap contracts not reflected in the Portfolio of Investments, which are valued at the unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

  Investments in Securities*

Balance as of December 31, 2007	$0
Realized gains (losses)	0
Change in net unrealized appreciation (depreciation)	0
Net purchases (sales)	—
Net transfers to (from) Level 3	—
Balance as of June 30, 2008	$0

*  All Level 3 assets held at December 31, 2007 and June 30, 2008 were valued at $0.

30

Eaton Vance Tax-Managed Growth Fund 1.2

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund's board of trustees, including by a vote of a majority of the trustees who are not "interested persons" of the fund ("Independent Trustees"), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a "Board") of the Eaton Vance group of mutual funds (the "Eaton Vance Funds") held on April 21, 2008, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board (formerly the Special Committee), which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held in February, March and April 2008. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•  An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•  An independent report comparing each fund's total expense ratio and its components to comparable funds;

•  An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•  Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;

•  Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•  Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

•  Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through "soft dollar" benefits received in connection with the funds' brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;

•  Data relating to portfolio turnover rates of each fund;

•  The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•  Reports detailing the financial results and condition of each adviser;

•  Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•  Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•  Copies of or descriptions of each adviser's proxy voting policies and procedures;

•  Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•  Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•  Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•  Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds' administrator; and

•  The terms of each advisory agreement.

31

Eaton Vance Tax-Managed Growth Fund 1.2

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS CONT'D

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2008, the Board met eleven times and the Contract Review Committee, the Audit Committee and the Governance Committee, each of which is a Committee comprised solely of Independent Trustees, met twelve, seven and five times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund's investment objective. The Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee are newly established and did not meet during the twelve-month period ended April 30, 2008.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund's investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement of the Tax-Managed Growth Portfolio (the "Portfolio"), the portfolio in which the Eaton Vance Tax-Managed Growth Fund 1.2 (the "Fund") invests, with Boston Management and Research (the "Adviser"), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser's management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board specifically noted the Adviser's in-house equity research capabilities and experience in managing funds that seek to maximize after-tax returns. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

32

Eaton Vance Tax-Managed Growth Fund 1.2

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS CONT'D

Fund Performance

The Board compared the Fund's investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2007 for the Fund. The Board noted that the Fund's performance relative to its peers was affected by the Adviser's "growth at a reasonable price" ("GARP") approach to selecting investments. The Board concluded that the Fund's performance was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by the Portfolio and the Fund (referred to collectively as "management fees"). As part of its review, the Board considered the management fees and the Fund's total expense ratio for the year ended September 30, 2007, as compared to a group of similarly managed funds selected by an independent data provider.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services and the Fund's total expense ratio are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Portfolio, the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Portfolio and the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. The Board noted that, at its request, the Adviser had agreed to add a breakpoint with respect to assets of $25 billion and over. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and the Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates and the Fund to continue to share such benefits equitably.

33

Eaton Vance Tax-Managed Growth Fund 1.2

OFFICERS AND TRUSTEES

Eaton Vance Tax-Managed Growth Fund 1.2

Officers
Thomas E. Faust Jr.
President and Trustee
William H. Ahern, Jr.
Vice President
John R. Baur
Vice President
Michael A. Cirami
Vice President
Cynthia J. Clemson
Vice President
Charles B. Gaffney
Vice President
Christine M. Johnston
Vice President
Aamer Khan
Vice President
Thomas H. Luster
Vice President
Robert B. MacIntosh
Vice President
Duncan W. Richardson
Vice President
Judith A. Saryan
Vice President
Susan Schiff
Vice President
Thomas Seto
Vice President
David M. Stein
Vice President
Mark S. Venezia
Vice President
Adam A. Weigold
Vice President
Barbara E. Campbell
Treasurer
Maureen A. Gemma
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Ralph F. Verni Chairman Benjamin C. Esty Allen R. Freedman William H. Park Ronald A. Pearlman Heidi L. Steiger Lynn A. Stout

34

Eaton Vance Tax-Managed Growth Fund 1.2

OFFICERS AND TRUSTEES CONT'D

Tax-Managed Growth Portfolio

Officers
Duncan W. Richardson
President
Michael A. Allison
Vice President
Yana S. Barton
Vice President
Thomas E. Faust Jr.
Vice President and Trustee
Lewis R. Piantedosi
Vice President
Barbara E. Campbell
Treasurer
Maureen A. Gemma
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Ralph F. Verni Chairman Benjamin C. Esty Allen R. Freedman William H. Park Ronald A. Pearlman Heidi L. Steiger Lynn A. Stout

35

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Investment Adviser of Tax-Managed Growth Portfolio
Boston Management and Research

The Eaton Vance Building
255 State Street
Boston, MA 02109

Administrator of Eaton Vance Tax-Managed Growth Fund 1.2
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

Custodian
State Street Bank and Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer Agent
PNC Global Investment Servicing

Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance Tax-Managed Growth Fund 1.2
The Eaton Vance Building
255 State Street
Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

1088-8/08  TGSRC1.2

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer.  The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert.  Mr. Park is a certified public accountant who is the Vice Chairman of Commercial Industrial Finance Corp (specialty finance company). Previously, he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm) and as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms).

Item 4. Principal Accountant Fees and Services

Not required in this filing

Item 5.  Audit Committee of Listed registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR/A.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not required in this filing.

Item 10. Submission of Matters to a Vote of Security Holders.

No Material Changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Mutual Funds Trust

By:	/s/Thomas E. Faust Jr.
Thomas E. Faust Jr.
President

Date:	October 14, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	October 14, 2008

By:	/s/Thomas E. Faust Jr.
Thomas E. Faust Jr.
President

Date:	October 14, 2008